UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-524

The Dreyfus/Laurel Funds Trust
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	12/31
Date of reporting period:	06/30/05

FORM N-CSR

Item 1. Reports to Stockholders.

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

2	Letter from the Chairman
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses
With Those of Other Funds
7	Statement of Investments
12	Statement of Assets and Liabilities
13	Statement of Operations
14	Statement of Changes in Net Assets
17	Financial Highlights
23	Notes to Financial Statements
32	Information About the Review and
Approval of the Fund’s Investment
Management Agreement
FOR MORE INFORMATION

Back Cover

The Fund

Dreyfus Premier
Core Value Fund

LETTER FROM THE CHAIRMAN

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Premier Core Value Fund, covering the six-month period from January 1, 2005, through June 30, 2005. Inside, you’ll find valuable information about how the fund was managed during the reporting period, including a discussion with Brian Ferguson, portfolio manager and member of The Large Cap Value Team of The Boston Company Asset Management.

On average, U.S. stock prices ended the first half of 2005 slightly lower than where they began, largely due to head winds caused by higher energy prices, rising short-term interest rates and recent evidence of slower economic growth. While midcap stocks generally produced higher returns than large-cap stocks, and large-cap stocks generally outperformed small-cap stocks, these differences were relatively small. Conversely, value-oriented stocks continued to produce substantially better results than their more growth-oriented counterparts.

In some ways, market conditions at midyear remind us of those from one year ago, when stock prices languished due to economic and political concerns before rallying strongly later in the year. Currently, our economists expect the U.S. economy to continue to grow over the foreseeable future without significant new inflationary pressures, potentially setting the stage for better business conditions that could send stock prices higher.As always, we encourage you to discuss these and other matters with your financial advisor.

Thank you for your continued confidence and support.

2

DISCUSSION OF FUND PERFORMANCE

Brian Ferguson, Portfolio Manager, Large Cap Value Team How did Dreyfus Premier Core Value Fund perform relative to its benchmark?

For the six-month period ended June 30, 2005, Dreyfus Premier Core Value Fund produced total returns of -0.74% for its Class A shares, -1.07% for its Class B shares, -1.10% for its Class C shares, -0.62% for its Class R shares, -0.87% for its Class T shares and -0.69% for its Institutional shares.1 In comparison, the fund’s benchmark, the S&P 500/BARRA Value Index, produced a total return of 0.09% for the same period.2

Stock prices generally ended the reporting period at levels close to where they began, as positive market influences offset negative factors during the first half of 2005. The fund’s returns were lower than the S&P 500/BARRA Value Index primarily because relatively strong performance in the consumer staples and financials sectors was undermined by disappointments in the health care and materials sectors. In addition, the fund participated in gains produced by energy stocks as oil prices soared, but our security selection strategy prevented the fund from benefiting from rising oil prices as much as the benchmark did.

What is the fund’s investment approach?

The fund invests primarily in large-cap value companies that are considered undervalued based on traditional measures, such as price-to-earnings ratios. When choosing stocks, we use a “bottom-up” stock selection approach, focusing on individual companies, rather than a “top-down” approach that forecasts market trends.We also focus on a company’s relative value, financial strength, sales and earnings momentum, and likely catalysts that could ignite the stock price.

What other factors influenced the fund’s performance?

The U.S. equity markets experienced heightened volatility in the first half of 2005. Early in the reporting period, investors became increasingly concerned about the potential impact of rising interest rates and

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

higher oil prices on the economy and corporate earnings, causing the markets to hit a “soft patch.” Stocks later rebounded as inflation fears waned, first-quarter earnings proved to be relatively strong and investors took note of resilient consumer confidence and spending.As stocks made up lost ground, the fund’s benchmark ended up little changed over the course of the reporting period.

In this environment, our security selection strategy in the consumer staples sector contributed positively to the fund’s performance. For example, national supermarket chain Safeway helped the fund’s performance as the company continued to execute its turnaround strategy. In addition, food and tobacco giant Altria Group performed well as the litigation environment improved, allowing the company to reaffirm plans for a corporate restructuring designed to unlock shareholder value.

Also aiding the fund’s performance was its relatively light exposure to financial stocks, which were pressured by rising interest rates and uncertain economic prospects. In addition, the fund benefited from its limited exposure to global insurer American International Group. As accounting improprieties involving that company surfaced — resulting in earnings restatements and a change in management — the fund avoided the full impact of the stock’s decline. Nevertheless, even in this challenging environment for financial stocks, our bottom-up investment approach identified opportunities in the financials sector. Highlights during the reporting period included insurers Prudential Financial and Genworth Financial. Both companies gained value when earnings reports showed improvements on key measures of business health, such as return on equity.

The fund’s relative performance, however, proved to be disappointing in other sectors, including the health care area. Medical supplies maker Boston Scientific saw its stock price decline in the aftermath of a product recall for its surgical stents.Within the materials sector, International Paper and Bowater encountered head winds when favorable pricing dynamics for paper products did not materialize as anticipated.

4

Relatively heavy exposure to the energy sector yielded substantial gains for the fund, but the fund’s returns from the sector lagged that of the benchmark’s energy component.This was mainly due to the fund’s relatively limited exposure to oil and gas refiners, which produced higher returns than integrated oil companies, including ExxonMobil, the fund’s largest single holding.

What is the fund’s current strategy?

We have continued to maintain our “bottom-up” stock selection strategy, which we believe is an effective way to identify attractively valued stocks under a variety of market conditions. As of the end of the reporting period, however, we are aware that current macroeconomic conditions — including high energy prices, rising interest rates, and potentially subdued economic growth — may continue to be significant factors in the equity markets.

Because energy prices are likely to remain high, we have found a relatively large number of opportunities in the energy sector. On the other hand, the effects of rising energy prices on consumers remain unclear, and as interest rates continue to rise and the economic cycle matures, we have taken the view that economic growth may become somewhat restrained. Accordingly, we have limited the fund’s relative exposure to the financials sector, which tends to be more sensitive to changes in interest rates and the economy.

July 15, 2005
[1]	Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charges in the case of Class A and Class T shares or the applicable contingent deferred sales charges imposed on redemptions in the case of Class B and
Class C shares. Had these charges been reflected, returns would have been lower. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost.
[2]	SOURCE: LIPPER INC. — Reflects the reinvestment of dividends and, where applicable, capital gain distributions.The S&P 500/BARRA Value Index is a capitalization-weighted index of all the stocks in the Standard & Poor’s 500 Composite Price Index (“S&P 500
Index”) that have low price-to-book ratios.The S&P 500 Index is a widely accepted, unmanaged index of U.S. stock market performance.

The Fund 5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Premier Core Value Fund from January 1, 2005 to June 30, 2005. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended June 30, 2005
	Class A	Class B	Class C	Class R	Class T	Institutional

Expenses paid
per $1,000 †	$ 5.68	$ 9.37	$ 9.37	$ 4.45	$ 6.91	$ 5.19
Ending value
(after expenses)	$992.60	$989.30	$989.00	$993.80	$991.30	$993.10

COMPARING YOUR FUND’S EXPENSES WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended June 30, 2005
	Class A	Class B	Class C	Class R	Class T	Institutional

Expenses paid
per $1,000 †	$ 5.76	$ 9.49	$ 9.49	$ 4.51	$ 7.00	$ 5.26
Ending value
(after expenses)	$1,019.09	$1,015.37	$1,015.37	$1,020.33	$1,017.85	$1,019.59

†	Expenses are equal to the fund’s annualized expense ratio of 1.15% for Class A, 1.90% for Class B, 1.90% for
Class C, .90% for Class R, 1.40% for Class T and 1.05% for Institutional multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

6

STATEMENT OF INVESTMENTS June 30, 2005 (Unaudited)
Common Stocks—100.0%	Shares		Value ($)

Banking—16.6%
Bank of America	528,436		24,101,966
Capital One Financial	24,600		1,968,246
Citigroup	657,333		30,388,504
Countrywide Financial	148,900		5,749,029
Fannie Mae	75,907		4,432,969
Freddie Mac	186,500		12,165,395
PNC Financial Services Group	75,800	[a]	4,128,068
SunTrust Banks	81,900		5,916,456
U.S. Bancorp	255,400		7,457,680
Wachovia	242,700		12,037,920
Washington Mutual	192,900		7,849,101
Wells Fargo	189,400		11,663,252
			127,858,586
Basic Industries—3.1%
Bowater	119,500		3,868,215
Dow Chemical	83,400		3,713,802
E. I. du Pont de Nemours	159,995		6,881,385
International Paper	190,200		5,745,942
Rohm & Haas	85,600		3,966,704
			24,176,048
Beverages & Tobacco—1.5%
Altria Group	182,300		11,787,518
Brokerage—5.6%
Goldman Sachs Group	76,360		7,790,247
J.P. Morgan Chase & Co.	580,700		20,510,324
Merrill Lynch	200,950		11,054,259
Morgan Stanley	77,300		4,055,931
			43,410,761
Broadcasting & Publishing—1.0%
Time Warner	462,900	[b]	7,735,059

The Fund 7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)

Capital Goods—10.6%
Boeing	92,700	6,118,200
Eaton	67,400	4,037,260
Emerson Electric	136,760	8,565,279
General Electric	523,300	18,132,345
Nokia, ADR	322,000	5,358,080
Tyco International	830,400	24,247,680
United Technologies	295,600	15,179,060
		81,637,904
Consumer Non-Durables—4.1%
Campbell Soup	139,800	4,301,646
Coca-Cola	122,600	5,118,550
Colgate-Palmolive	220,200	10,990,182
General Mills	108,400	5,072,036
Kraft Foods, Cl. A	177,500 [a]	5,646,275
		31,128,689
Consumer Services—10.5%
Advance Auto Parts	97,600 [b]	6,300,080
CVS	162,400	4,720,968
Clear Channel Communications	469,400	14,518,542
Comcast, Cl. A	239,600 [b]	7,355,720
DST Systems	84,500 [b]	3,954,600
Gap	191,100	3,774,225
McDonald’s	332,400	9,224,100
News, Cl. A	421,000	6,811,780
Omnicom Group	148,900	11,891,154
Safeway	165,865	3,746,890
Viacom, Cl. B	273,500	8,757,470
		81,055,529
Energy—13.9%
Anadarko Petroleum	53,400	4,386,810
Apache	85,100 [a]	5,497,460
BP, ADR	223,500	13,941,930

8

Common Stocks (continued)	Shares	Value ($)

Energy (continued)
ChevronTexaco	303,600	16,977,312
ConocoPhillips	264,120	15,184,259
Cooper Cameron	70,800 [b]	4,393,140
Exxon Mobil	612,732	35,213,708
Marathon Oil	84,100	4,488,417
Schlumberger	97,800	7,426,932
		107,509,968
Health Care—6.3%
Abbott Laboratories	119,800	5,871,398
Boston Scientific	160,600 [b]	4,336,200
IVAX	262,800 [b]	5,650,200
Medco Health Solutions	97,700 [b]	5,213,272
Pfizer	549,700	15,160,726
WellPoint	62,800 [b]	4,373,392
Wyeth	171,500	7,631,750
		48,236,938
Insurance—7.5%
Allstate	94,100	5,622,475
American International Group	237,593	13,804,153
Chubb	54,300	4,648,623
Genworth Financial, Cl. A	399,095	12,064,642
PMI Group	235,400	9,175,892
Prudential Financial	195,200	12,816,832
		58,132,617
Merchandising—.7%
Dollar General	271,800	5,533,848
Technology—8.6%
Automatic Data Processing	255,300	10,714,941
Fairchild Semiconductor, Cl. A	241,400 [a,b]	3,560,650
Fiserv	132,300 [b]	5,682,285
Hewlett-Packard	424,200	9,972,942
International Business Machines	90,400	6,707,680

The Fund 9

STATEMENT OF INVESTMENTS (Unaudited) (continued)
Common Stocks (continued)	Shares	Value ($)

Technology (continued)
Microsoft	559,200	13,890,528
Motorola	214,800	3,922,248
Oracle	573,100 [b]	7,564,920
Texas Instruments	163,800	4,597,866
		66,614,060
Telecommunications—1.0%
Sprint (FON Group)	314,250 [a]	7,884,533
Transportation—.8%
Union Pacific	95,900	6,214,320
Utilities—8.2%
ALLTEL	119,295	7,429,693
Constellation Energy Group	74,000	4,269,060
Edison International	106,900	4,334,795
Entergy	56,400	4,261,020
Exelon	174,965	8,980,953
PG&E	213,000	7,996,020
SBC Communications	729,600	17,328,000
Verizon Communications	111,856	3,864,625
Vodafone Group, ADR	203,300	4,944,256
		63,408,422
Total Common Stocks
(cost $662,589,342)		772,324,800

	Principal
Short-Term Investments—.5%	Amount ($)	Value ($)

Commercial Paper;
General Electric Capital,
3.37%, 7/1/2005
(cost $3,524,000)	3,524,000	3,524,000

10

Investment of Cash Collateral
for Securities Loaned—2.3%		Shares	Value ($)

Registered Investment Company;
Dreyfus Institutional Cash Advantage Fund
(cost $17,413,034)		17,413,034 [c]	17,413,034

Total Investments (cost $683,526,376)		102.8%	793,261,834

Liabilities, Less Cash and Receivables		(2.8%)	(21,517,419)

Net Assets		100.0%	771,744,415

ADR—American Depository Receipt.
[a]	All or a portion of these securities are on loan. At June 30, 2005, the total market value of the fund’s securities on
	loan is $16,883,152 and the total market value of the collateral held by the fund is $17,413,034.
[b] Non-income producing.
[c]	Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited) †

	Value (%)		Value (%)

Banking	16.6	Health Care	6.3
Energy	13.9	Brokerage	5.6
Capital Goods	10.6	Consumer Non-Durables	4.1
Consumer Services	10.5	Basic Industries	3.1
Technology	8.6	Miscellaneous	7.8
Utilities	8.2
Insurance	7.5		102.8

† Based on net assets.
See notes to financial statements.

The Fund 11

STATEMENT OF ASSETS AND LIABILITIES June 30, 2005 (Unaudited)
	Cost	Value

Assets ($):
Investments in securities—
See Statement of Investments (including securities
on loan, valued at $16,883,152)—Note 1(b):
Unaffiliated issuers	666,113,342	775,848,800
Affiliated isuuers	17,413,034	17,413,034
Receivable for investment securities sold		6,262,699
Dividends and interest receivable		1,120,872
Receivable for shares of Beneficial Interest subscribed		207,150
		800,852,555

Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(b)		784,574
Liability for securities on loan—Note 1(b)		17,413,034
Payable for investment securities purchased		6,639,362
Payable for shares of Beneficial Interest redeemed		4,034,768
Other liabilities		236,402
		29,108,140

Net Assets ($)		771,744,415

Composition of Net Assets ($):
Paid-in capital		687,622,534
Accumulated undistributed investment income—net		915,541
Accumulated net realized gain (loss) on investments		(26,529,118)
Accumulated net unrealized appreciation
(depreciation) on investments		109,735,458

Net Assets ($)		771,744,415

Net Asset Value Per Share
	Class A	Class B	Class C	Class R	Class T	Institutional

Net Assets ($)	592,374,705	69,496,633	20,714,204	46,966,121	2,866,045	39,326,707
Shares
Outstanding	19,759,395	2,356,610	702,674	1,567,059	95,620	1,312,495

Net Asset Value
Per Share ($)	29.98	29.49	29.48	29.97	29.97	29.96

See notes to financial statements.
12

STATEMENT OF OPERATIONS Six Months Ended June 30, 2005 (Unaudited)
Investment Income ($):
Income:
Cash dividends (net of $50,270 foreign taxes withheld at source)	7,864,754
Interest	81,483
Income from securities lending	31,881
Total Income	7,978,118
Expenses:
Management fee—Note 3(a)	3,506,574
Distribution and service fees—Note 3(b)	1,244,550
Loan commitment fees—Note 2	2,315
Total Expenses	4,753,439
Investment Income—Net	3,224,679

Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	38,670,121
Net unrealized appreciation (depreciation) on investments	(48,253,418)
Net Realized and Unrealized Gain (Loss) on Investments	(9,583,297)
Net (Decrease) in Net Assets Resulting from Operations	(6,358,618)

See notes to financial statements.
The Fund 13

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	June 30, 2005	Year Ended
	(Unaudited)	December 31, 2004

Operations ($):
Investment income—net	3,224,679	6,301,118
Net realized gain (loss) on investments	38,670,121	71,568,294
Net unrealized appreciation
(depreciation) on investments	(48,253,418)	8,014,588
Net Increase (Decrease) in Net Assets
Resulting from Operations	(6,358,618)	85,884,000

Dividends to Shareholders from ($):
Investment income—net:
Class A shares	(2,677,467)	(4,697,408)
Class B shares	(49,782)	(149,699)
Class C shares	(14,733)	(41,992)
Class R shares	(282,850)	(549,414)
Class T shares	(9,344)	(14,243)
Institutional shares	(197,417)	(347,200)
Total Dividends	(3,231,593)	(5,799,956)

Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Class A shares	21,988,798	59,592,432
Class B shares	1,665,131	6,208,956
Class C shares	1,109,722	4,440,112
Class R shares	2,009,149	7,087,324
Class T shares	207,055	813,497
Institutional shares	300,622	804,835

14

	Six Months Ended
	June 30, 2005	Year Ended
	(Unaudited)	December 31, 2004

Beneficial Interest Transactions ($) (continued):
Dividends reinvested:
Class A shares	2,309,792	4,081,538
Class B shares	43,375	129,596
Class C shares	11,055	31,529
Class R shares	282,698	549,093
Class T shares	9,037	13,773
Institutional shares	192,907	336,538
Cost of shares redeemed:
Class A shares	(58,619,948)	(98,384,063)
Class B shares	(9,432,397)	(14,428,736)
Class C shares	(2,106,852)	(7,117,650)
Class R shares	(5,285,456)	(14,874,540)
Class T shares	(262,655)	(422,625)
Institutional shares	(1,889,821)	(5,872,389)
Increase (Decrease) in Net Assets
from Beneficial Interest Transactions	(47,467,788)	(57,010,780)
Total Increase (Decrease) in Net Assets	(57,057,999)	23,073,264

Net Assets ($):
Beginning of Period	828,802,414	805,729,150
End of Period	771,744,415	828,802,414
Undistributed investment income—net	915,541	922,455

The Fund 15

STATEMENT OF CHANGES IN NET ASSETS (continued)
	Six Months Ended
	June 30, 2005	Year Ended
	(Unaudited)	December 31, 2004

Capital Share Transactions:
Class A [a]
Shares sold	736,525	2,113,462
Shares issued for dividends reinvested	77,116	141,041
Shares redeemed	(1,954,398)	(3,501,287)
Net Increase (Decrease) in Shares Outstanding	(1,140,757)	(1,246,784)

Class B [a]
Shares sold	56,125	218,548
Shares issued for dividends reinvested	1,471	4,398
Shares redeemed	(320,707)	(518,703)
Net Increase (Decrease) in Shares Outstanding	(263,111)	(295,757)

Class C
Shares sold	37,617	159,821
Shares issued for dividends reinvested	375	1,071
Shares redeemed	(71,542)	(256,515)
Net Increase (Decrease) in Shares Outstanding	(33,550)	(95,623)

Class R
Shares sold	67,060	252,461
Shares issued for dividends reinvested	9,441	19,085
Shares redeemed	(175,712)	(527,483)
Net Increase (Decrease) in Shares Outstanding	(99,211)	(255,937)

Class T
Shares sold	6,965	28,795
Shares issued for dividends reinvested	302	471
Shares redeemed	(8,754)	(14,698)
Net Increase (Decrease) in Shares Outstanding	(1,487)	14,568

Institutional Shares
Shares sold	10,144	28,607
Shares issued for dividends reinvested	6,444	11,656
Shares redeemed	(63,052)	(207,544)
Net Increase (Decrease) in Shares Outstanding	(46,464)	(167,281)

[a] During the period ended June 30, 2005, 66,972 Class B shares representing $1,967,121 were automatically converted to 65,829 Class A shares and during the period ended December 31, 2004, 92,290 Class B shares representing $2,541,700 were automatically converted to 90,750 Class A shares.
See notes to financial statements.

16

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated.All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

	Six Months Ended
	June 30, 2005		Year Ended December 31,

Class A Shares	(Unaudited)	2004	2003	2002	2001	2000

Per Share Data ($):
Net asset value,
beginning of period	30.34	27.44	21.57	28.62	30.93	30.83
Investment Operations:
Investment income—net [a]	.13	.24	.17	.10	.17	.24
Net realized and unrealized
gain (loss) on investments	(.36)	2.88	5.86	(7.06)	(1.46)	3.04
Total from Investment Operations	(.23)	3.12	6.03	(6.96)	(1.29)	3.28
Distributions:
Dividends from
investment income—net	(.13)	(.22)	(.16)	(.09)	(.16)	(.23)
Dividends from net realized
gain on investments	—	—	—	—	(.86)	(2.95)
Total Distributions	(.13)	(.22)	(.16)	(.09)	(1.02)	(3.18)
Net asset value, end of period	29.98	30.34	27.44	21.57	28.62	30.93

Total Return (%) [b]	(.74)[c]	11.41	28.09	(24.36)	(4.04)	11.21

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.56[c]	1.15	1.15	1.15	1.15	1.15
Ratio of net investment income
to average net assets	.44[c]	.86	.71	.41	.58	.79
Portfolio Turnover Rate	28.51[c]	74.98	54.58	67.21	68.77	88.70

Net Assets, end of period
($ X 1,000)	592,375	634,007	607,633	504,371	695,054	634,410

[a]	Based on average shares outstanding at each month end.
[b] Exclusive of sales charge.
[c] Not annualized.
See notes to financial statements.

The Fund 17

FINANCIAL HIGHLIGHTS (continued)
	Six Months Ended
	June 30, 2005		Year Ended December 31,

Class B Shares	(Unaudited)	2004	2003	2002	2001	2000

Per Share Data ($):
Net asset value,
beginning of period	29.83	27.02	21.27	28.33	30.68	30.64
Investment Operations:
Investment income (loss)—net [a]	.02	.02	(.01)	(.08)	(.07)	.01
Net realized and unrealized
gain (loss) on investments	(.34)	2.85	5.77	(6.98)	(1.42)	3.01
Total from Investment Operations	(.32)	2.87	5.76	(7.06)	(1.49)	3.02
Distributions:
Dividends from
investment income—net	(.02)	(.06)	(.01)	—	(.00)[b]	(.03)
Dividends from net realized
gain on investments	—	—	—	—	(.86)	(2.95)
Total Distributions	(.02)	(.06)	(.01)	—	(.86)	(2.98)
Net asset value, end of period	29.49	29.83	27.02	21.27	28.33	30.68

Total Return (%) [c]	(1.07)[d]	10.62	27.12	(24.92)	(4.79)	10.39

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.93[d]	1.90	1.90	1.90	1.90	1.90
Ratio of net investment income
(loss) to average net assets	.07[d]	.10	(.04)	(.33)	(.24)	.03
Portfolio Turnover Rate	28.51[d]	74.98	54.58	67.21	68.77	88.70

Net Assets, end of period
($ X 1,000)	69,497	78,154	78,780	62,820	68,123	17,209

[a]	Based on average shares outstanding at each month end.
[b]	Amount represents less than $.01 per share.
[c] Exclusive of sales charge.
[d] Not annualized.
See notes to financial statements.

18

	Six Months Ended
	June 30, 2005		Year Ended December 31,

Class C Shares	(Unaudited)	2004	2003	2002	2001	2000

Per Share Data ($):
Net asset value,
beginning of period	29.83	27.02	21.27	28.34	30.68	30.64
Investment Operations:
Investment income (loss)—net [a]	.02	.02	(.01)	(.08)	(.06)	.00[b]
Net realized and unrealized
gain (loss) on investments	(.35)	2.85	5.77	(6.99)	(1.42)	3.02
Total from Investment Operations	(.33)	2.87	5.76	(7.07)	(1.48)	3.02
Distributions:
Dividends from
investment income—net	(.02)	(.06)	(.01)	—	(.00)[b]	(.03)
Dividends from net realized
gain on investments	—	—	—	—	(.86)	(2.95)
Total Distributions	(.02)	(.06)	(.01)	—	(.86)	(2.98)
Net asset value, end of period	29.48	29.83	27.02	21.27	28.34	30.68

Total Return (%) [c]	(1.10)[d]	10.62	27.12	(24.95)	(4.75)	10.35

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.93[d]	1.90	1.90	1.90	1.90	1.90
Ratio of net investment income
(loss) to average net assets	.07[d]	.10	(.04)	(.32)	(.24)	.01
Portfolio Turnover Rate	28.51[d]	74.98	54.58	67.21	68.77	88.70

Net Assets, end of period
($ X 1,000)	20,714	21,958	22,480	20,819	23,612	3,459

[a]	Based on average shares outstanding at each month end.
[b]	Amount represents less than $.01 per share.
[c] Exclusive of sales charge.
[d] Not annualized.
See notes to financial statements.

The Fund 19

FINANCIAL HIGHLIGHTS (continued)
	Six Months Ended
	June 30, 2005		Year Ended December 31,

Class R Shares	(Unaudited)	2004	2003	2002	2001	2000

Per Share Data ($):
Net asset value,
beginning of period	30.33	27.43	21.56	28.62	30.92	30.82
Investment Operations:
Investment income—net [a]	.17	.31	.22	.17	.23	.32
Net realized and unrealized
gain (loss) on investments	(.36)	2.88	5.87	(7.08)	(1.44)	3.04
Total from Investment Operations	(.19)	3.19	6.09	(6.91)	(1.21)	3.36
Distributions:
Dividends from
investment income—net	(.17)	(.29)	(.22)	(.15)	(.23)	(.31)
Dividends from net realized
gain on investments	—	—	—	—	(.86)	(2.95)
Total Distributions	(.17)	(.29)	(.22)	(.15)	(1.09)	(3.26)
Net asset value, end of period	29.97	30.33	27.43	21.56	28.62	30.92

Total Return (%)	(.62)[b]	11.69	28.43	(24.18)	(3.80)	11.49

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.44[b]	.90	.90	.90	.90	.90
Ratio of net investment income
to average net assets	.56[b]	1.09	.95	.67	.78	1.03
Portfolio Turnover Rate	28.51[b]	74.98	54.58	67.21	68.77	88.70

Net Assets, end of period
($ X 1,000)	46,966	50,536	52,723	40,320	46,555	1,138

[a]	Based on average shares outstanding at each month end.
[b] Not annualized.
See notes to financial statements.

20

	Six Months Ended
	June 30, 2005		Year Ended December 31,

Class T Shares	(Unaudited)	2004	2003	2002	2001	2000

Per Share Data ($):
Net asset value,
beginning of period	30.33	27.43	21.57	28.63	30.93	30.84
Investment Operations:
Investment income—net [a]	.10	.18	.11	.05	.07	.17
Net realized and unrealized
gain (loss) on investments	(.36)	2.87	5.85	(7.07)	(1.42)	3.03
Total from Investment Operations	(.26)	3.05	5.96	(7.02)	(1.35)	3.20
Distributions:
Dividends from
investment income—net	(.10)	(.15)	(.10)	(.04)	(.09)	(.16)
Dividends from net realized
gain on investments	—	—	—	—	(.86)	(2.95)
Total Distributions	(.10)	(.15)	(.10)	(.04)	(.95)	(3.11)
Net asset value, end of period	29.97	30.33	27.43	21.57	28.63	30.93

Total Return (%) [b]	(.87)[c]	11.14	27.72	(24.53)	(4.28)	10.89

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.69[c]	1.40	1.40	1.40	1.40	1.40
Ratio of net investment income
to average net assets	.32[c]	.65	.45	.21	.25	.57
Portfolio Turnover Rate	28.51[c]	74.98	54.58	67.21	68.77	88.70

Net Assets, end of period
($ X 1,000)	2,866	2,945	2,264	1,567	1,132	154

[a]	Based on average shares outstanding at each month end.
[b] Exclusive of sales charge.
[c] Not annualized.
See notes to financial statements.

The Fund 21

FINANCIAL HIGHLIGHTS (continued)
	Six Months Ended
	June 30, 2005		Year Ended December 31,

Institutional Shares	(Unaudited)	2004	2003	2002	2001	2000

Per Share Data ($):
Net asset value,
beginning of period	30.32	27.42	21.55	28.60	30.90	30.81
Investment Operations:
Investment income—net [a]	.15	.27	.19	.13	.20	.27
Net realized and unrealized
gain (loss) on investments	(.36)	2.88	5.87	(7.07)	(1.45)	3.04
Total from Investment Operations	(.21)	3.15	6.06	(6.94)	(1.25)	3.31
Distributions:
Dividends from
investment income—net	(.15)	(.25)	(.19)	(.11)	(.19)	(.27)
Dividends from net realized
gain on investments	—	—	—	—	(.86)	(2.95)
Total Distributions	(.15)	(.25)	(.19)	(.11)	(1.05)	(3.22)
Net asset value, end of period	29.96	30.32	27.42	21.55	28.60	30.90

Total Return (%)	(.69)[b]	11.53	28.25	(24.28)	(3.96)	11.30

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.51[b]	1.05	1.05	1.05	1.05	1.05
Ratio of net investment income
to average net assets	.49[b]	.96	.81	.51	.70	.89
Portfolio Turnover Rate	28.51[b]	74.98	54.58	67.21	68.77	88.70

Net Assets, end of period
($ X 1,000)	39,327	41,202	41,848	37,174	58,557	63,473

[a]	Based on average shares outstanding at each month end.
[b] Not annualized.
See notes to financial statements.

22

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Premier Core Value Fund (the “fund”) is a separate diversified series of The Dreyfus/Laurel Funds Trust (the “Trust”) which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering three series, including the fund. The fund’s investment objective is to seek long-term capital growth. The Dreyfus Corporation (the “Manager” or “Dreyfus”) serves as the fund’s investment manager.The Manager is a wholly-owned subsidiary of Mellon Financial Corporation (“Mellon Financial”).

Dreyfus Service Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares.The fund is authorized to issue an unlimited number of shares of Beneficial Interest in each of the following classes of shares: Class A, Class B, Class C, Class R, Class T and Institutional shares. Class A, Class B, Class C and Class T shares are sold primarily to retail investors through financial intermediaries and bear a distribution fee and/or service fee. Class A and Class T shares are subject to a front-end sales charge, while Class B and Class C shares are subject to a contingent deferred sales charge (“CDSC”). Class B shares automatically convert to Class A shares after six years. Class R shares are sold primarily to bank trust departments and other financial service providers (including Mellon Financial and its affiliates) acting on behalf of customers having a qualified trust or investment account or relationship at such institution, and bear no distribution or service fees. Class R and Institutional shares are offered without a front-end sales charge or CDSC. Institutional shares are offered only to those customers of certain financial planners and investment advisers who held shares of a predecessor class of the fund as of April 4, 1994, and bear a distribution fee. Each class of shares has identical rights and privileges, except with respect to the distribution and service fees and voting rights on matters affecting a single class. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Fund 23

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The fund’s financial statements are prepared in accordance with U.S. generally accepted accounting principles, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

(a) Portfolio valuation: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System, for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sale price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. Bid price is used when no asked price is available. Investments in registered investment companies are valued at their net asset value. When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Trustees. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADR’s and futures contracts. For other securities that are fair valued by the Board of Trustees, certain factors may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange. Forward currency exchange contracts are valued at the forward rate.

24

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

Pursuant to a securities lending agreement with Mellon Bank, N.A., an affiliate of the Manager, the fund may lend securities to qualified institutions.At origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan will be maintained at all times. Cash collateral is invested in certain money market mutual funds managed by the Manager. The fund will be entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund would bear the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

(c) Affiliated issuers: Investments in other investment companies advised by the Manager are defined as “affiliated” in the Act.

(d) Foreign currency transactions: The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Net realized foreign exchange gains or losses arise from sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized on securities transactions and the difference between the amount of dividends, interest, and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the

The Fund 25

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities, resulting from changes in exchange rates. Such gains and losses are included with net realized and unrealized gain or loss on investments.

(e) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net are declared and paid on a quarterly basis. Dividends from net realized capital gain, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gain can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gain. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.

(f) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

The fund has an unused capital loss carryover of $64,270,696 available for federal income tax purposes to be applied against future net securities profits, if any, realized subsequent to December 31, 2004. If not applied, $51,019,444 of the carryover expires in fiscal 2010 and $13,251,252 expires in fiscal 2011.

The tax character of distributions paid to shareholders during the fiscal year ended December 31, 2004 was as follows: ordinary income $5,799,956. The tax character of current year distributions will be determined at the end of the current fiscal year.

26

NOTE 2—Bank Line of Credit:

The fund participates with other Dreyfus-managed funds in a $350 million redemption credit facility (“the Facility”) to be utilized for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay commitment fees on its pro rata portion of the Facility. Interest is charged to the fund based on prevailing market rates in effect at the time of borrowings. During the period ended June 30, 2005, the fund did not borrow under the Facility.

NOTE 3—Investment Management Fee and Other Transactions With Affiliates:

(a) Pursuant to an Investment Management agreement with the Manager, the Manager provides or arranges for one or more third parties and/or affiliates to provide investment advisory, administrative, custody, fund accounting and transfer agency services to the fund. The Manager also directs the investments of the fund in accordance with its investment objective, policies and limitations. For these services, the fund is contractually obligated to pay the Manager a fee, calculated daily and paid monthly, at the annual rate of .90% of the value of the fund’s average daily net assets. Out of its fee, the Manager pays all of the expenses of the fund except brokerage fees, taxes, interest, commitment fees, Rule 12b-1 distribution fees and expenses, service fees, fees and expenses of non-interested Trustees (including counsel fees) and extraordinary expenses. In addition, the Manager is required to reduce its fee in an amount equal to the fund’s allocable portion of fees and expenses of the non-interested Trustees (including counsel fees). Each Trustee receives $40,000 per year, plus $5,000 for each joint Board meeting of The Dreyfus/Laurel Funds, Inc., The Dreyfus/Laurel Tax-Free Municipal Funds, and the Trust (the “Dreyfus/Laurel Funds”) attended, $2,000 for separate committee meetings attended which are not held

The Fund 27

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

in conjunction with a regularly scheduled board meeting and $500 for Board meetings and separate committee meetings attended that are conducted by telephone and is reimbursed for travel and out-of-pocket expenses. The Chairman of the Board receives an additional 25% of such compensation (with the exception of reimbursable amounts). These fees are charged and allocated to each series based on net assets. In the event that there is a joint committee meeting of the Dreyfus/Laurel Funds and the Dreyfus High Yield Strategies Fund, the $2,000 fee will be allocated between the Dreyfus/Laurel Funds and the Dreyfus High Yield Strategies Fund. Amounts required to be paid by the Trust directly to the non-interested Trustees, that would be applied to offset a portion of the management fee payable to the Manager, are in fact paid directly by the Manager to the non-interested Trustees.

During the period ended June 30, 2005, the Distributor retained $17,944 and $481 from commissions earned on sales of the fund’s Class A and Class T shares, respectively, and $113,237 and $921 from contingent deferred sales charges on redemptions on the fund’s Class B and Class C shares, respectively.

(b) Under separate Distribution Plans (the “Plans”) adopted pursuant to Rule 12b-1 under the Act, Class A shares and Institutional shares may pay annually up to .25% and ..15%, respectively, of the value of their average daily net assets to compensate the Distributor for shareholder servicing activities and expenses primarily intended to result in the sale of Class A shares and Institutional shares. Class B, Class C and Class T shares pay the Distributor for distributing their shares at an aggregate annual rate of .75% of the value of the average daily net assets of Class B and Class C shares, and .25% of the value of average daily net assets of Class T shares.The Distributor may pay one or more agents in respect of advertising, marketing and other distribution services for Class T shares and determines the amounts, if any, to be paid to agents and the basis on which such payments are made. Class B, Class C and Class T shares are also subject to a service plan adopted

28

pursuant to Rule 12b-1 (the “Service Plan”), under which Class B, Class C and Class T shares pay the Distributor for providing certain services to the holders of their shares a fee at the annual rate of .25% of the value of the average daily net assets of Class B, Class C and Class T shares, respectively. During the period ended June 30, 2005, Class A, Class B, Class C, Class T and Institutional shares were charged $745,070, $269,612, $77,516, $3,593 and $29,458, respectively, pursuant to their respective Plans. During the period ended June 30, 2005, Class B, Class C and Class T shares were charged $89,870, $25,838 and $3,593, respectively, pursuant to the Service Plan.

Under its terms, the Plans and Service Plan shall remain in effect from year to year, provided such continuance is approved annually by a vote of majority of those Trustees who are not “interested persons” of the Trust and who have no direct or indirect financial interest in the operation of or in any agreement related to the Plans or Service Plan.

The components of Due to The Dreyfus Corporation and affiliates in the Statement of Assets and Liabilities consist of: management fees $579,928, Rule 12b-1 distribution plan fees $185,231 and shareholder services plan fees $19,415.

(c) The Company and the Manager have received an exemptive order from the SEC which, among other things, permits the fund to use cash collateral received in connection with lending the fund’s securities and other uninvested cash to purchase shares of one or more registered money market mutual funds advised by the Manager in excess of the limitations imposed by the Act.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended June 30, 2005, amounted to $224,671,860 and $267,412,854, respectively.

The Fund 29

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

At June 30, 2005, accumulated net unrealized appreciation on investments was $109,735,458, consisting of $125,697,145 gross unrealized appreciation and $15,961,687 gross unrealized depreciation.

At June 30,2005,the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTE 5—Legal Matters:

In early 2004, two purported class and derivative actions were filed against Mellon Financial, Mellon Bank, N.A., Dreyfus, Founders Asset Management LLC, and certain directors of the Dreyfus Funds and the Dreyfus Founders Funds (together, the “Funds”) in the United States District Court for the Western District of Pennsylvania. In September 2004, plaintiffs served a Consolidated Amended Complaint (the “Amended Complaint”) on behalf of a purported class of all persons who acquired interests in any of the Funds between January 30, 1999 and November 17, 2003, and derivatively on behalf of the Funds.The Amended Complaint in the newly styled In re Dreyfus Mutual Funds Fee Litigation also named the Distributor, Premier Mutual Fund Services, Inc. and two additional Fund directors as defendants and alleges violations of the Investment Company Act of 1940, the Investment Advisers Act of 1940, the Pennsylvania Unfair Trade Practices and Consumer Protection Law and common-law claims. Plaintiffs seek to recover allegedly improper and excessive Rule 12b-1 and advisory fees allegedly charged to the Funds for marketing and distribution services. More specifically, plaintiffs claim, among other things, that 12b-1 fees and directed brokerage were improperly used to pay brokers to recommend the Funds over other funds, and that such payments were not disclosed to investors. In addition, plaintiffs assert that economies of scale and soft-dollar benefits were not passed on to

30

the Funds. Plaintiffs further allege that 12b-1 fees were improperly charged to certain of the Funds that were closed to new investors.The Amended Complaint seeks compensatory and punitive damages, rescission of the advisory contracts, and an accounting and restitution of any unlawful fees, as well as an award of attorneys’ fees and litigation expenses. As noted, some of the claims in this litigation are asserted derivatively on behalf of the Funds that have been named as nominal defendants. With respect to such derivative claims, no relief is sought against the Funds. Dreyfus believes the allegations to be totally without merit and intends to defend the action vigorously. In November 2004, all named defendants moved to dismiss the Amended Complaint in whole or substantial part. Briefing was completed in May 2005.

Additional lawsuits arising out of these circumstances and presenting similar allegations and requests for relief may be filed against the defendants in the future. Neither Dreyfus nor the Funds believe that any of the pending actions will have a material adverse effect on the Funds or Dreyfus’ ability to perform its contract with the Funds.

The Fund 31

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND’S INVESTMENT MANAGEMENT AGREEMENT (Unaudited)

At separate meetings of the Trust’s Board of Trustees held on March 29-30, 2005, the Board considered the re-approval for another one year term of the fund’s Investment Management Agreement (“Management Agreement”), pursuant to which the Manager provides the fund with management and administrative services. The Board members who are not “interested persons” (as defined in the Act (the “Independent Trustees”)) of the Trust were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of the Manager.

Analysis of Nature, Extent and Quality of Services Provided to the Fund. The Board members received a presentation from representatives of the Manager regarding services provided to the fund and other funds in the Dreyfus complex, and discussed the nature, extent and quality of the services provided to the fund pursuant to its Management Agreement.The Manager’s representatives reviewed the fund’s distribution of accounts and the relationships the Manager has with various intermediaries and the different needs of each. The Manager’s representatives noted the diversity of distribution of the fund as well as among the funds in the Dreyfus complex, and the Manager’s corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each of the fund’s distribution channels. The Board also reviewed the number of shareholder accounts in the fund, as well as the fund’s asset size.

The Board members also considered the Manager’s research and portfolio management capabilities and that the Manager also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board members also considered the Manager’s extensive administrative, accounting and compliance infrastructure.

Comparative Analysis of the Fund’s Performance, Management Fee and Expense Ratio. The Board members reviewed the fund’s performance, management fee and expense ratios and placed significant emphasis on comparisons to a group of comparable funds and Lipper

32

averages, and discussed the results of the comparisons. The Board members considered that the fund’s total return performance was higher than the comparison group and Lipper category averages for the ten-year period and lower than the comparison group and Lipper category averages for the one-, three- and five-year periods, noting that the fund’s long-term performance has been better than its short-term performance. Representatives of the Manager reminded the Board members of the portfolio management change in April 2004.

The Board members reviewed the range of management fees and expense ratios in the comparison group and the expense ratio averages of the comparison group and Lipper category. Noting the fund’s “unitary fee” structure, they considered that the fund’s expense ratio was lower than the comparison group and Lipper category averages.

Representatives of the Manager reviewed with the Board members the fees paid to the Manager or its affiliates by mutual funds managed by the Manager or its affiliates (the “Similar Funds”) and by separate accounts, with similar investment objectives, policies and strategies as the fund (“Separate Accounts” and, collectively with the Similar Funds, the “Similar Accounts”) and explained the nature of each Similar Account and the differences, from the Manager’s perspective, in managing and providing other services to the Similar Accounts as compared to managing and providing other services to the fund.The Manager’s representatives also reviewed the costs associated with distribution through inter-mediaries.The Board analyzed differences in fees paid to the Manager and discussed the relationship of the fees paid in light of the Manager’s performance and the services provided. Noting the fund’s “unitary fee” structure, the Board members concluded that the Similar Funds had expense ratios that were both higher and lower than the fund’s expense ratio and the Separate Accounts had advisory fees that were lower than the fund’s management fee. A representative of the Manager stated that certain Similar Accounts have lower fees as a result of historical pricing arrangements and certain Similar Accounts were mutual funds sub-advised but not administered by an affiliate of the Manager.The Board

The Fund 33

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND’S INVESTMENT MANAGEMENT AGREEMENT (Unaudited) (continued)

members considered the relevance of the fee information provided for the Similar Accounts to evaluate the appropriateness and reasonableness of the fund’s management fee.The Board acknowledged that differences in fees paid by the Similar Accounts seemed to be consistent with the management and other services provided.

Analysis of Profitability and Economies of Scale. The Manager’s representatives reviewed the dollar amount of expenses allocated to, and profit received by, the Manager and the method used to determine such expenses and profit.The Board received and considered information prepared by an independent consulting firm regarding the Manager’s approach to allocating costs to and determining the profitability of individual funds and the entire mutual fund complex of the Manager.The consulting firm also analyzed where any economies of scale might emerge as assets grow.The Board members evaluated the analysis in light of the relevant circumstances for the fund, including the recent decline in assets and the extent to which economies of scale would be realized as the fund grows and whether fee levels reflect these economies of scale for the benefit of fund investors.The Board members also considered potential benefits to the Manager from acting as investment adviser and noted the soft dollar arrangements with respect to trading the fund’s portfolio.

It was noted that the Board members should consider the Manager’s profitability with respect to the fund as part of their evaluation of whether the fee under the Management Agreement bears a reasonable relationship to the mix of services provided by the Manager, including the nature, extent and quality of such services and that a discussion of economies of scale is predicated on increasing assets and that, if the fund’s assets had not been increasing, the possibility that the Manager may have realized any economies of scale would be less. It also was noted that the profitability percentage for managing the fund was within ranges determined by appropriate court cases to be reasonable given the services rendered and given the fund’s overall performance and generally superior service levels provided.

34

At the conclusion of these discussions, each of the Independent Trustees expressed the opinion that he or she had been furnished with sufficient information to make an informed business decision with respect to continuation of the fund’s Management Agreement. Based on the discussions and considerations as described above, the Board made the following conclusions and determinations.

  The Board concluded that the nature, extent and quality of the ser- vices provided by the Manager are adequate and appropriate.
  While the Board was concerned with the fund’s short-term total return performance, the Board believed Dreyfus was seeking to improve it; they noted the change in portfolio managers in April 2004.
  The Board concluded that the fee paid to the Manager by the fund was reasonable in light of considerations described above.
  The Board determined that, to the extent that material economies of scale had not been shared with the fund, the Board would seek to do so.

The Board members considered these conclusions and determinations, along with information received on a routine and regular basis throughout the year, and, without any one factor being dispositive, the Board determined that re-approval of the fund’s Management Agreement was in the best interests of the fund and its shareholders and that the Management Agreement would be renewed until October 31, 2005, prior to which time the Board will re-consider the renewal for the remainder of the annual period (through April 4, 2006).

The Fund 35

NOTES

For More	Information

Dreyfus Premier	Transfer Agent &
Core Value Fund	Dividend Disbursing Agent
200 Park Avenue
Dreyfus Transfer, Inc.
New York, NY 10166
200 Park Avenue
Manager	New York, NY 10166
The Dreyfus Corporation	Distributor
200 Park Avenue
Dreyfus Service Corporation
New York, NY 10166
200 Park Avenue
Custodian	New York, NY 10166
Mellon Bank, N.A.
One Mellon Bank Center
Pittsburgh, PA 15258

Telephone Call your financial representative or 1-800-554-4611

Mail	The Dreyfus Premier Family of Funds
144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the fund voted these proxies for the 12-month period ended June 30, 2005, is available at http://www.dreyfus.com and on the SEC’s website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-645-6561.

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

2	Letter from the Chairman
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses
With Those of Other Funds
7	Statement of Investments
22	Statement of Assets and Liabilities
23	Statement of Operations
24	Statement of Changes in Net Assets
27	Financial Highlights
31	Notes to Financial Statements
43	Information About the Review
and Approval of the Fund’s
Investment Management Agreement
FOR MORE INFORMATION

Back Cover

The Fund

Dreyfus Premier
Limited Term High Yield Fund

LETTER FROM THE CHAIRMAN

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Premier Limited Term High Yield Fund, covering the six-month period from January 1, 2005, through June 30, 2005. Inside, you’ll find valuable information about how the fund was managed during the reporting period, including a discussion with the fund’s primary portfolio manager, Jonathan Uhrig.

The first half of 2005 proved to be an unusual time for fixed-income securities. Contrary to historical norms, yields of longer-term U.S. government securities fell — and their prices rose — even as the Federal Reserve Board attempted to forestall inflationary pressures by raising short-term interest rates. Signs of potential economic weakness, a strengthening U.S. dollar and robust investor demand appear to have fueled the rally in the more interest-rate-sensitive parts of the market. Conversely, prices in the corporate bond market declined despite an expanding economy,improved balance sheets and persistently low default rates.

In our view, these factors may have created new opportunities and challenges for fixed-income investors. Our economists currently expect the U.S. economy to continue to grow over the foreseeable future without significant new inflationary pressures, potentially setting the stage for market conditions that could affect the various sectors of the U.S. bond market in different ways. As always, we encourage you to discuss these and other matters with your financial advisor.

Thank you for your continued confidence and support.

2

DISCUSSION OF FUND PERFORMANCE

Jonathan Uhrig, Portfolio Manager

How did Dreyfus Premier Limited Term High Yield Fund perform during the period?

For the six-month period ended June 30, 2005, the fund achieved total returns of 0.00% for its Class A shares, –0.37% for Class B shares, –0.36% for Class C shares and 0.00% for Class R shares.The fund generated aggregate income dividends of $0.2776 for Class A shares, $0.2595 for Class B shares, $0.2507 for Class C shares and $0.2871 for Class R shares.1 In comparison, the Merrill Lynch High Yield Master II Index (the “Index”), the fund’s benchmark, achieved a total return of 1.13% for the same period.2

High-yield bonds were hurt during the first half of 2005 by weaker-than-expected financial results from major U.S. automotive companies, which led some of the credit-rating agencies to downgrade their unsecured debt securities to the high-yield range.The fund produced lower returns than the Index,primarily due to company-specific disappointments in January.

Note to shareholders: On January 31, 2005, Jonathan Uhrig and John McNichols became the fund’s primary and secondary portfolio managers, respectively. Each manages the portfolio under a dual-employee relationship with Dreyfus, using the proprietary investment processes of Standish Mellon Asset Management, LLC (Standish) — an affiliate of Dreyfus. Mr. Uhrig is the high-yield portfolio manager and formerly the head of high-yield trading at Standish and has been employed by Standish since 1997. Mr. McNichols is the director of credit research and investment for Standish and has been employed by Standish since 1993.

What is the fund’s investment approach?

The fund seeks to maximize total return, consisting of capital appreciation and current income.The average effective maturity of the fund is limited to a maximum of 5.5 years.

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

At least 80% of the fund’s assets is invested in fixed-income securities that are rated below investment grade (“high yield” or “junk” bonds) or are the unrated equivalent as determined by Dreyfus. Individual issues are selected based on careful credit analysis.We thoroughly analyze the business, management and financial strength of each of the companies whose bonds we buy, then project each issuer’s ability to repay its debt.

What other factors influenced the fund’s performance?

High-yield bonds generally continued to rally early in the reporting period.At the end of February, most broad high-yield market measures reached all-time lows for yield spreads to Treasuries. In March, however, cash outflows from the high-yield market and disappointing news from General Motors and Ford Motor Company and some of their supplier companies put pressure on the credit markets. In May, two of the major bond rating agencies took action to downgrade the unsecured debt ratings of GM from investment-grade to high-yield, while Ford was downgraded to BB (the highest high-yield rating) by S&P. Because these companies rank among the market’s higher-volume issuers of corporate bonds, the change in credit ratings created significant price volatility as the high-yield market absorbed their securities.

At the same time, fixed-income investors grew increasingly worried that the trend among corporations toward balance sheet repair and cost cutting might have reached its end.In fact,investors detected an apparent shift toward more shareholder-friendly activities — including share buy-backs, dividend increases and asset acquisitions — that tend to put pressure on corporate balance sheets.As a result,investors became more risk averse,and higher-rated bonds tended to fare better than lower-rated ones.

In this environment, the fund began to lag its benchmark in January, when company-specific problems hurt the bonds of a limited number of energy and media companies that the fund owned. When we assumed responsibility for the fund at the end of that month, we began to reduce its holdings of CCC-rated and unrated securities in favor of higher-quality bonds.We cut back the fund’s holdings of lower-rated issuers that did not meet our credit criteria. On the sector-weighting

4

front, we also reduced holdings from broadcasters, which continued to suffer from an advertising slump, and chemical companies, which had reached prices we considered fairly overvalued. Instead, we constructed a more broadly diversified portfolio in securities where the potential for credit improvement is higher.

These changes helped the fund avoid the full brunt of the market downturn in March and April, which was more severe at the lower end of the high-yield category.The fund’s relative performance also benefited from its lack of exposure to the auto-parts sector.The relative performance of the portfolio was hurt to an extent by an underweighted position in General Motors, which rallied strongly in June. In addition, the traditional fund positioning of limiting exposure to interest rates caused some underperformance as yields on intermediate- and long-term U.S. Treasuries dropped significantly in May and June.

What is the fund’s current strategy?

In the wake of the rising market of the past few years, yield differences between corporate bonds and U.S. Treasury securities have narrowed beyond historical norms, leaving little room for disappointment. Accordingly, we have maintained a relatively cautious investment posture despite generally favorable market fundamentals, including low default rates and a growing economy.We believe that the fund’s transition to a higher-quality credit profile is largely complete, and we have continued to search for new opportunities through intensive research into the financial conditions and business prospects of individual issuers.

July 15, 2005
[1]	Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charge in the case of Class A shares, or the applicable contingent deferred sales charges imposed on redemptions in the case of Class B and Class C shares. Had these charges been reflected, returns would have been lower. Past performance is no guarantee of future results. Share price, yield and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost.
[2]	SOURCE: LIPPER INC. — Reflects reinvestment of dividends and, where applicable, capital gain distributions.The Merrill Lynch High Yield Master II Index is an unmanaged performance benchmark composed of U.S. domestic and Yankee bonds rated below investment grade with at least $100 million par amount outstanding and greater than or equal to one year to maturity.

The Fund 5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Premier Limited Term High Yield Fund from January 1, 2005 to June 30, 2005. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended June 30, 2005
	Class A	Class B	Class C	Class R

Expenses paid per $1,000 †	$ 4.71	$ 7.18	$ 8.41	$ 3.47
Ending value (after expenses)	$1,000.00	$996.30	$996.40	$1,000.00

COMPARING YOUR FUND’S EXPENSES WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended June 30, 2005
Class A	Class B	Class C	Class R

Expenses paid per $1,000 † $ 4.76	$ 7.25	$ 8.50 $	3.51

† Expenses are equal to the fund’s annualized expense ratio of .95% for Class A, 1.45% for Class B, 1.70% for
Class C and .70% Class R; multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

6

STATEMENT OF INVESTMENTS June 30, 2005 (Unaudited)
	Principal
Bonds and Notes—94.0%	Amount [a]		Value ($)

Advertising—1.0%
RH Donnelley Finance:
Sr. Notes, 8.875%, 2010	783,000	[b]	859,343
Sr. Sub. Notes, 10.875%, 2012	3,402,000	[b]	3,971,835
			4,831,178
Aerospace & Defense—2.1%
Argo-Tech,
Sr. Notes, 9.25%, 2011	1,470,000		1,602,300
Armor,
Sr. Sub. Notes, 8.25%, 2013	2,250,000		2,444,063
DRS Technologies,
Sr. Sub. Notes, 6.875%, 2013	524,000		544,960
Transdigm,
Sr. Sub Notes, 8.375%, 2011	2,500,000		2,662,500
Vought Aircraft Industries,
Sr. Notes, 8%, 2011	2,800,000		2,786,000
			10,039,823
Agricultural—.2%
Alliance One International,
Notes, 11%, 2012	800,000	[b]	828,000
Airlines—.6%
AMR,
Debs., 9.75%, 2021	200,000		134,000
Northwest Airlines:
Pass-Through Ctfs., Ser. 1996-1, 7.67%, 2015	1,591,291		1,193,238
Sr. Notes, 10%, 2009	1,920,000	[c]	844,800
United AirLines,
Enhanced Pass-Through Ctfs.,
Ser. 1997-1A, 1.39%, 2049	664,963	[d]	643,388
			2,815,426
Auto Manufacturing—.3%
Navistar International,
Sr. Notes, 7.5%, 2011	1,601,000	[c]	1,641,025
Automotive, Trucks & Parts—1.9%
Airxcel,
Sr. Sub. Notes, Ser. B, 11%, 2007	544,000		541,280
Goodyear Tire & Rubber,
Sr. Notes, 9%, 2015	3,065,000	[b]	3,026,688
HLI Operating,
Sr. Notes, 10.5%, 2010	350,000	[c]	344,750

The Fund 7

STATEMENT OF INVESTMENTS (Unaudited) (continued)
	Principal
Bonds and Notes (continued)	Amount [a]		Value ($)

Automotive, Trucks & Parts (continued)
Polypore,
Sr. Discount Note, 0/10.50%, 2012	2,435,000	[b,e]	1,339,250
Tenneco Automotive,
Sr. Secured Notes, Ser. B, 10.25%, 2013	1,200,000		1,362,000
United Components,
Sr. Sub. Notes, 9.375%, 2013	768,000		777,600
Visteon,
Sr. Notes, 8.25%, 2010	1,800,000	[c]	1,674,000
			9,065,568
Banking—.3%
Chevy Chase Bank FSB,
Sub. Notes, 6.875%, 2013	1,620,000		1,680,750
Building & Construction—2.5%
Asia Aluminum,
Sr. Notes, 8%, 2011	601,000	[b,c]	593,488
Beazer Homes USA,
Sr. Notes, 6.875%, 2015	550,000	[b]	547,250
Compression Polymers,
Sr. Notes, 10.5%, 2013	975,000	[b]	975,000
Goodman Global:
Sr. Notes, 6.41%, 2012	365,000	[b,d]	361,350
Sr. Sub. Notes, 7.875%, 2012	524,000	[b,c]	487,320
K Hovnanian Enterprises,
Sr. Sub. Notes, 8.875%, 2012	1,000,000	[c]	1,087,500
KB Home,
Sr. Sub. Notes, 7.75%, 2010	2,000,000		2,112,316
Nortek,
Sr. Sub. Notes, 8.5%, 2014	1,573,000		1,470,755
Owens Corning:
Bonds, 7.5%, 2018	394,000	[f]	291,067
Notes, 7%, 2009	2,000,000	[f]	1,410,000
Texas Industries,
Sr. Notes, 7.25%, 2013	255,000	[b]	261,375
WCI Communities,
Sr. Sub. Notes, 10.625%, 2011	2,300,000		2,495,500
			12,092,921

8

	Principal
Bonds and Notes (continued)	Amount [a]		Value ($)

Chemicals—3.5%
Huntsman:
Sr. Notes, 9.875%, 2009	524,000		563,300
Sr. Notes, 11.625%, 2010	362,000		425,802
Sr. Sub. Notes, 10.125%, 2009	5,389,000		5,570,879
Nalco,
Sr. Sub. Notes, 8.875%, 2013	4,153,000		4,474,857
PQ,
Sr. Sub. Notes, 7.5%, 2013	325,000	[b]	320,938
Rhodia,
Sr. Notes, 10.25%, 2010	3,583,000	[c]	3,860,683
Rockwood Specialties,
Sr. Sub. Notes, 10.625%, 2011	1,506,000		1,667,895
			16,884,354
Commercial Services—1.4%
Brickman,
Sr. Sub. Notes, Ser. B, 11.75%, 2009	1,037,000		1,179,588
Corrections Corp. of America,
Sr. Sub. Notes, 6.25%, 2013	2,850,000	[c]	2,842,875
Service Corp. International,
Sr. Notes, 7%, 2017	705,000	[b]	727,912
United Rentals North America,
Sr. Sub. Notes, 7.75%, 2013	1,800,000	[c]	1,777,500
			6,527,875
Consumer Products—1.3%
Ames True Temper,
Sr. Sub. Notes, 10%, 2012	1,604,000	[c]	1,299,240
Amscan,
Sr. Sub. Notes, 8.75%, 2014	1,944,000		1,788,480
Playtex Products,
Sr. Sub. Notes, 9.375%, 2011	2,546,000		2,692,395
Rayovac,
Sr. Sub. Notes, 8.5%, 2013	497,000		521,850
			6,301,965
Diversified Financial Service—4.9%
BCP Crystal US,
Sr. Sub. Notes, 9.625%, 2014	2,438,000		2,742,750

The Fund 9

STATEMENT OF INVESTMENTS (Unaudited) (continued)
		Principal
Bonds and Notes (continued)		Amount [a]		Value ($)

Diversified Financial Service (continued)
Consolidated Communications Illinois/Texas,
Sr. Notes, 9.75%, 2012		1,170,000	[b]	1,231,425
Finova,
Notes, 7.5%, 2009		1,955,660		880,047
Ford Motor Credit:
Notes, 4.21813%, 2006		5,120,000	[d]	5,076,935
Notes, 7.375%, 2009		945,000		924,278
GMAC:
Notes, 7.75%, 2010		3,665,000		3,586,056
Sr. Notes, 5.375%, 2011	EUR	1,000,000		1,086,505
Glencore Funding,
Notes, 6%, 2014		1,375,000	[b]	1,320,689
K&F Acquisition,
Sr. Sub. Notes, 7.75%, 2014		645,000		662,738
Kansas City Southern Railway,
Sr. Notes, 9.5%, 2008		1,165,000		1,275,675
Residential Capital:
Notes, 6.375%, 2010		3,230,000	[b]	3,248,967
Notes, 6.875%, 2015		840,000	[b]	863,083
Stena,
Sr. Notes, 7.5%, 2013		1,001,000		990,990
				23,890,138
Electric Utilities—7.4%
Allegheny Energy Statutory Trust 2001:
Secured Notes, 10.25%, 2007		3,572,546	[b]	3,947,663
Secured Notes, 13%, 2007		188,453	[b]	208,947
Allegheny Energy Supply:
Bonds, 8.25%, 2012		6,827,000	[b,c]	7,680,375
Notes, 7.8%, 2011		1,090,000		1,193,550
CMS Energy,
Sr. Notes, 9.875%, 2007		2,862,000		3,133,890
Calpine Generating,
Secured Notes, 12.39%, 2011		264,000	[c,d]	241,560
FPL Energy National Wind,
Sr. Secured Bonds, 6.125%, 2019		960,000	[b]	933,825
Mirant,
Sr. Notes, 7.4%, 2004		1,814,000	[b,c,f]	1,478,410
NRG Energy,
Sr. Secured Notes, 8%, 2013		850,000	[b]	901,000

10

	Principal
Bonds and Notes (continued)	Amount [a]		Value ($)

Electric Utilities (continued)
Nevada Power:
Mortgage Bonds, Ser. A, 8.25%, 2011	1,321,000		1,496,032
Mortgage Notes, 6.50%, 2012	483,000		507,150
Notes, Ser. E, 10.875%, 2009	1,184,000		1,329,040
Reliant Energy,
Sr. Secured, Notes, 9.25%, 2010	5,023,000		5,500,185
Sierra Pacific Power,
Mortgage Notes, 6.25%, 2012	1,150,000		1,187,375
Sierra Pacific Resources,
Sr. Notes, 8.625%, 2014	1,910,000		2,120,100
TECO Energy,
Sr. Notes, 6.75%, 2015	400,000	[b]	426,000
TXU,
Notes, 5.55%, 2014	2,625,000	[b]	2,558,997
Tenaska Alabama Partners,
Sr. Secured Notes, 7%, 2021	325,000	[b]	330,688
			35,174,787
Electrical & Electronics—1.9%
Dresser,
Sr. Sub. Notes, 9.375%, 2011	2,088,000		2,208,060
Fisher Scientific International:
Sr. Sub. Notes, 6.125%, 2015	1,275,000	[b]	1,282,969
Sr. Sub. Notes, 8%, 2013	2,485,000		2,851,537
Imax,
Sr. Notes, 9.625%, 2010	1,002,000		1,057,110
Stoneridge,
Sr. Notes, 11.5%, 2012	1,825,000		1,870,625
			9,270,301
Entertainment—3.0%
Argosy Gaming,
Sr. Sub. Notes, 9%, 2011	1,768,000		1,942,590
Cinemark:
Sr. Notes, 0/9.75%, 2014	1,550,000	[e]	1,038,500
Sr. Sub. Notes, 9%, 2013	90,000		92,925
Intrawest,
Sr. Notes, 7.5%, 2013	2,656,000		2,739,000
Isle of Capri Casinos,
Sr. Sub. Notes, 9%, 2012	1,050,000	[c]	1,147,125

The Fund 11

STATEMENT OF INVESTMENTS (Unaudited) (continued)
	Principal
Bonds and Notes (continued)	Amount [a]		Value ($)

Entertainment (continued)
Mohegan Tribal Gaming Authority:
Sr. Notes, 6.125%, 2013	2,800,000	[b]	2,842,000
Sr. Sub. Notes, 6.375%, 2009	2,048,000	[c]	2,099,200
Penn National Gaming,
Sr. Sub. Notes, 6.75%, 2015	640,000	[b]	638,400
Seneca Gaming,
Sr. Notes, 7.25%, 2012	450,000	[b]	467,438
Vail Resorts,
Sr. Sub. Notes, 6.75%, 2014	1,500,000		1,530,000
			14,537,178
Environmental Control—2.5%
Allied Waste:
Sr. Notes, Ser. B, 8.5%, 2008	9,417,000		9,923,164
Sr. Notes, Ser. B, 9.25%, 2012	703,000		762,755
Geo Sub,
Sr. Notes, 11%, 2012	1,090,000		1,100,900
			11,786,819
Food & Beverages—2.9%
Agrilink Foods,
Sr. Sub. Notes, 11.875%, 2008	257,000		266,959
American Seafoods,
Sr. Sub Notes, 10.125%, 2010	2,875,000	[c]	3,083,437
Corn Products International:
Sr. Notes, 8.25%, 2007	1,065,000		1,143,502
Sr. Notes, 8.45%, 2009	1,065,000		1,200,058
Del Monte,
Sr. Sub. Notes, 8.625%, 2012	1,031,000		1,139,255
Dole Food:
Debs., 8.75%, 2013	780,000		848,250
Sr. Notes, 8.625%, 2009	768,000		821,760
Sr. Notes, 8.875%, 2011	555,000		595,238
Ingles Markets,
Sr. Sub. Notes, 8.875%, 2011	400,000		408,500
Pinnacle Foods,
Sr. Sub. Notes, 8.25%, 2013	1,345,000	[c]	1,210,500
Stater Brothers,
Sr. Notes, 8.125%, 2012	2,970,000	[c]	2,910,600
			13,628,059

12

	Principal
Bonds and Notes (continued)	Amount [a]		Value ($)

Gaming & Lodging—7.2%
HMH Properties,
Sr. Notes, Ser. B, 7.875%, 2008	312,000		318,240
Inn of the Mountain Gods Resort & Casino,
Sr. Notes, 12%, 2010	3,234,000		3,751,440
Kerzner International,
Sr. Sub. Notes, 8.875%, 2011	3,462,000		3,721,650
MGM Mirage,
Sr. Notes, 8.5%, 2010	1,988,000		2,216,620
Mandalay Resort,
Sr. Notes, 6.5%, 2009	2,024,000		2,079,660
Park Place Entertainment:
Sr. Sub. Notes, 7.875%, 2005	2,348,000		2,389,090
Sr. Sub. Notes, 7.875%, 2010	1,266,000	[c]	1,424,250
Sr. Sub. Notes, 8.875%, 2008	5,301,000		5,930,494
Resorts International Hotel and Casino,
First Mortgage, 11.5%, 2009	3,274,000		3,744,638
Station Casinos,
Sr. Sub. Notes, 6.5%, 2014	1,500,000		1,537,500
Trump Entertainment Resorts,
Notes, 8.5%, 2015	3,982,000		3,907,337
Turning Stone Casino Entertainment,
Sr. Notes, 9.125%, 2010	1,644,000	[b]	1,746,750
Wynn Las Vegas Capital,
First Mortgage Notes, 6.625%, 2014	1,559,000	[b]	1,523,922
			34,291,591
Health Care—3.7%
Beverly Enterprises,
Sr. Sub. Notes, 7.875%, 2014	1,069,000		1,170,555
Coventry Health Care,
Sr. Notes, 8.125%, 2012	175,000		189,875
DaVita,
Sr. Sub. Notes, 7.25%, 2015	1,450,000	[b]	1,497,125
Extendicare Health Services,
Sr. Sub. Notes, 9.5%, 2010	658,000		713,930
Healthsouth:
Notes, 7.625%, 2012	1,480,000		1,443,000
Sr. Notes, 8.375%, 2011	1,485,000		1,481,288

The Fund 13

STATEMENT OF INVESTMENTS (Unaudited) (continued)
	Principal
Bonds and Notes (continued)	Amount [a]		Value ($)

Health Care (continued)
Psychiatric Solutions,
Sr. Sub. Notes, 7.75%, 2015	275,000	[b]	275,000
Tenet Healthcare,
Sr. Notes, 9.875%, 2014	7,117,000		7,668,567
Triad Hospitals,
Sr. Sub. Notes, 7%, 2013	3,340,000	[c]	3,448,550
			17,887,890
Machinery—1.6%
Case New Holland,
Sr. Notes, 9.25%, 2011	3,651,000	[b]	3,851,805
Douglas Dynamics,
Sr. Notes, 7.75%, 2012	3,715,000	[b]	3,659,275
			7,511,080
Manufacturing—1.0%
Bombardier,
Notes, 6.3%, 2014	1,500,000	[b,c]	1,365,000
JB Poindexter & Co,
Sr. Notes, 8.75%, 2014	2,181,000		1,995,615
Polypore,
Sr. Sub. Notes, 8.75%, 2012	1,371,000		1,288,740
			4,649,355
Media—8.0%
Adelphia Communications,
Sr. Notes, Ser. B, 7.75%, 2009	1,921,000	[f]	1,671,270
American Media Operation,
Sr. Sub. Notes, Ser. B, 10.25%, 2009	1,000,000		1,005,000
CSC Holdings:
Sr. Notes, Ser. B, 7.625%, 2011	2,000,000		1,985,000
Sr. Notes, 7.875%, 2007	1,977,000		2,051,138
Sr. Notes, Ser. B, 8.125%, 2009	750,000		763,125
Charter Communications:
Sr. Discount Notes, 0/11.75%, 2011	1,225,000	[e]	817,688
Sr. Notes, 8.75%, 2013	4,130,000	[c]	4,088,700
Dex Media East Finance:
Sr. Sub. Notes, Ser. B, 9.875%, 2009	2,908,000		3,220,610
Sr. Sub. Notes, Ser. B, 12.125%, 2012	2,323,000		2,793,408
Dex Media West Finance,
Sr. Sub. Notes, Ser. B, 9.875%, 2013	2,879,000		3,296,455

14

	Principal
Bonds and Notes (continued)	Amount [a]		Value ($)

Media (continued)
Entercom Radio Capital,
Sr. Sub. Notes, 7.625%, 2014	460,000		481,850
Gray Television,
Sr. Sub. Notes, 9.25%, 2011	514,000		560,260
Kabel Deutschland,
Sr. Notes, 10.625%, 2014	1,570,000	[b]	1,711,300
LBI Media:
Sr. Discount Notes, 0/11%, 2013	1,492,000	[e]	1,113,405
Sr. Sub. Notes, 10.125%, 2012	1,500,000		1,665,000
Lodgenet Entertainment,
Sr. Sub. Debs., 9.5%, 2013	548,000		600,060
Nexstar Finance:
Sr. Discount Notes, 0/11.375%, 2013	2,571,000	[e]	1,944,319
Sr. Sub. Notes, 7%, 2014	3,248,000		3,024,700
Pegasus Communications,
Sr. Sub. Notes, Ser. B, 12.5%, 2007	3,374,000	[f]	1,868,352
Radio One,
Sr. Sub. Notes, Ser. B, 8.875%, 2011	250,000		269,687
Salem Communications,
Sr. Sub. Notes, Ser. B, 9%, 2011	2,605,000		2,819,912
Young Broadcasting,
Sr. Sub. Notes, 10%, 2011	525,000		501,375
			38,252,614
Mining & Metals—1.5%
CSN Islands VIII,
Sr. Notes, 10%, 2015	1,577,000	[b]	1,711,045
Consol Energy,
Notes, 7.875%, 2012	3,553,000		3,872,770
Earle M Jorgensen,
Sr. Secured Notes, 9.75%, 2012	1,320,000		1,432,200
			7,016,015
Oil & Gas—7.1%
Coastal:
Notes, 7.625%, 2008	4,733,000	[c]	4,863,157
Notes, 7.75%, 2010	2,731,000		2,799,275
Sr. Debs., 6.5%, 2008	1,067,000		1,064,332
Colorado Interstate Gas,
Sr. Notes, 5.95%, 2015	540,000	[b]	535,077

The Fund 15

STATEMENT OF INVESTMENTS (Unaudited) (continued)
	Principal
Bonds and Notes (continued)	Amount [a]		Value ($)

Oil & Gas (continued)
El Paso Production,
Sr. Notes, 7.75%, 2013	2,040,000		2,187,900
Hanover Compressor:
Sr. Sub. Notes, 8.625%, 2010	1,000,000		1,062,500
Sr. Notes, 9%, 2014	1,632,000		1,746,240
Hanover Equipment Trust:
Sr. Secured Notes, Ser A, 8.5%, 2008	3,243,000	[c]	3,388,935
Sr. Secured Notes, Ser. B, 8.75%, 2011	15,000		16,013
McMoRan Exploration:
Conv. Sr. Notes, 5.25%, 2011	1,036,000	[b]	1,379,175
Conv. Sr. Notes, 6%, 2008	5,126,000		7,656,963
Petroleum Geo-Services,
Notes, 10%, 2010	2,500,000		2,812,500
Pogo Producing,
Sr. Sub. Notes, 6.625%, 2015	2,150,000	[b]	2,230,625
Whiting Petroleum,
Sr. Sub. Notes, 7.25%, 2013	2,000,000		2,050,000
			33,792,692
Packaging & Containers—3.2%
Berry Plastics,
Sr. Sub. Notes, 10.75%, 2012	415,000		454,944
Crown European,
Sr. Secured Notes, 9.5%, 2011	250,000		277,500
Jefferson Smurfit,
Sr. Notes, 8.25%, 2012	1,052,000		1,062,520
Owens Brockway Glass Container:
Sr. Notes, 6.75%, 2014	519,000		527,434
Sr. Notes, 8.25%, 2013	515,000		561,994
Sr. Secured Notes, 7.75%, 2011	1,025,000		1,094,187
Sr. Secured Notes, 8.75%, 2012	1,156,000		1,280,270
Sr. Secured Notes, 8.875%, 2009	935,000		998,112
Owens-Illinois,
Debs., 7.8%, 2018	2,000,000		2,110,000
Pliant,
Sr. Secured Discount Notes, 0/11.125%, 2009	1,445,000	[e]	1,278,825
Solo Cup,
Sr. Sub. Notes, 8.5%, 2014	1,525,000	[c]	1,433,500
Stone Container:
Sr. Notes, 8.375%, 2012	1,254,000		1,272,810
Sr. Notes, 9.75%, 2011	2,761,000	[c]	2,933,563
			15,285,659

16

	Principal
Bonds and Notes (continued)	Amount [a]		Value ($)

Paper & Forest Products—3.5%
Appleton Papers,
Sr. Sub Notes, Ser. B, 9.75%, 2014	3,104,000		3,010,880
Buckeye Technologies,
Sr. Notes, 8.5%, 2013	1,255,000		1,286,374
Georgia-Pacific:
Sr. Notes, 7.375%, 2008	2,080,000		2,223,000
Sr. Notes, 8.875%, 2010	8,927,000		10,176,780
			16,697,034
Pipelines—3.8%
ANR Pipeline,
Notes, 8.875%, 2010	2,540,000		2,798,897
Dynegy:
Secured Notes, 9.875%, 2010	5,109,000	[b]	5,670,990
Secured Notes, 10.125%, 2013	1,794,000	[b]	2,036,190
Northwest Pipeline,
Sr. Notes, 8.125%, 2010	2,575,000		2,806,750
Southern Natural Gas,
Notes, 8.875%, 2010	2,057,000		2,266,665
Williams Cos.,
Notes, 7.875%, 2021	2,070,000		2,364,975
			17,944,467
Real Estate Investment Trust—1.4%
BF Saul,
Sr. Secured Notes, 7.5%, 2014	2,300,000		2,392,000
CB Richard Ellis Services,
Sr. Sub. Notes, 11.25%, 2011	1,500,000		1,672,500
Host Marriott,
Sr. Notes, Ser. M, 7%, 2012	2,500,000	[c]	2,606,250
			6,670,750
Retail—1.4%
Amerigas Partners,
Sr. Notes, 7.25%, 2015	1,245,000	[b,c]	1,301,024
JC Penney,
Sr. Notes, 8%, 2010	1,706,000		1,885,130
Rite Aid:
Sr. Secured Notes, 8.125%, 2010	1,180,000		1,221,300
Sr. Secured Notes, 12.5%, 2006	1,025,000	[c]	1,112,125
VICORP Restaurants,
Sr. Notes, 10.5%, 2011	955,000		969,325
			6,488,904

The Fund 17

STATEMENT OF INVESTMENTS (Unaudited) (continued)
	Principal
Bonds and Notes (continued)	Amount [a]		Value ($)

Structured Index—.6%
AB Svensk Exportkredit,
GSNE-ER Indexed Notes, 0%, 2007	3,045,000	[b,g]	2,842,508
Technology—1.3%
Freescale Semiconductor,
Sr. Notes, 6.875%, 2011	3,815,000		4,062,974
Seagate Technology HDD,
Sr. Notes, 8%, 2009	2,000,000	[c]	2,137,500
			6,200,474
Telecommunications—8.4%
American Tower:
Sr. Notes, 7.125%, 2012	1,561,000		1,658,563
Sr. Notes, 9.375%, 2009	2,087,000		2,199,176
Sr. Sub. Notes, 7.25%, 2011	606,000		642,360
American Tower Escrow,
Discount Notes, 0%, 2008	510,000		393,975
Hawaiian Telcom Communications,
Sr. Notes, 8.91375%, 2013	1,125,000	[b,d]	1,164,375
Innova S de RL,
Notes, 9.375%, 2013	2,035,000		2,304,638
Intelsat Bermuda:
Sr. Notes, 7.805%, 2012	1,475,000	[b,d]	1,508,188
Sr. Notes, 8.25%, 2013	1,610,000	[b]	1,670,375
MCI,
Sr. Notes, 8.735%, 2014	40,000		44,950
Nextel Communications,
Sr. Notes, 7.375%, 2015	2,000,000		2,170,000
Nextel Partners,
Sr. Notes, 12.5%, 2009	1,798,000		1,962,067
Pegasus Satellite Communications,
Sr. Notes, 12.375%, 2006	750,000	[f]	415,313
Qwest:
Bank Note, Ser. A, 6.5%, 2007	1,290,800	[d]	1,329,524
Bank Note, Ser. B, 6.95%, 2010	1,051,000	[d]	1,040,490
Qwest Communications International,
Sr. Notes, 7.5%, 2014	2,935,000	[b]	2,791,919
Qwest Services:
Sr. Secured Sub. Notes, 13.5%, 2010	1,600,000		1,856,000
Sr. Secured Sub. Notes, 14%, 2014	2,175,000		2,648,062

18

	Principal
Bonds and Notes (continued)	Amount [a]		Value ($)

Telecommunications (continued)
SBA Telecommunications,
Sr. Discount Notes, 0/9.75%, 2011	4,667,000	[e]	4,316,975
Spectrasite,
Sr. Notes, 8.25%, 2010	2,090,000		2,225,850
US Unwired,
Sr. Secured Notes, Ser. B, 10%, 2012	2,149,000		2,401,507
UbiquiTel Operating,
Sr. Notes, 9.875%, 2011	1,560,000		1,719,900
Verizon Global Funding,
Notes, 6.75%, 2005	200,000	[b]	202,325
Western Wireless,
Sr. Notes, 9.25%, 2013	3,227,000		3,690,881
			40,357,413
Textiles & Apparel—.8%
Dan River,
Sr. Notes, 12.75%, 2009	2,006,000	[b,c,f,h]	0
INVISTA,
Notes, 9.25%, 2012	1,470,000	[b]	1,613,325
Levi Strauss & Co.,
Sr. Notes, 12.25%, 2012	353,000		387,418
William Carter,
Sr. Sub. Notes, Ser. B, 10.875%, 2011	1,663,000		1,871,141
			3,871,884
Transportation—1.8%
CHC Helicopter,
Sr. Sub. Notes, 7.375%, 2014	1,405,000		1,408,513
Greenbrier,
Sr. Notes, 8.375%, 2015	1,500,000	[b]	1,533,750
Gulfmark Offshore,
Sr. Sub. Notes, 7.75%, 2014	2,113,000	[c]	2,234,498
TFM, S.A. de C.V.,
Sr. Notes, 10.25%, 2007	3,245,000		3,488,375
			8,665,136
Total Bonds and Notes
(cost $433,500,616)			449,421,633

The Fund 19

STATEMENT OF INVESTMENTS (Unaudited) (continued)
Preferred Stock—2.3%	Shares	Value ($)

Banking—1.0%
Sovereign Capital Trust IV,
Cum. Conv., $2.18754	108,900	4,818,825
Diversified Financial Service—.1%
Williams Holdings Of Delaware,
Cum. Conv., $2.75	7,800 [b]	711,750
Media—1.2%
Paxson Communications,
Cum. Conv., $975	5,351 [b]	2,033,499
Spanish Broadcasting System,
Cum. Conv., Ser. B, $107.5	3,255	3,490,504
		5,524,003
Total Preferred Stock
(cost $13,928,438)		11,054,578

Common Stock—.4%

Chemicals—.0%
Huntsman	10,294 [i]	208,659
Telecommunications—.4%
AboveNet	64,685 [c,i]	1,811,180
Horizon PCS	683 [i]	17,759
		1,828,939
Gaming & Lodging—.0%
Trump Entertainment Resorts	5,455 [i]	74,193
Textiles & Apparel—.0%
Dan River	64,520 [c,i]	77,424
Total Common Stock
(cost $3,428,672)		2,189,215

Other—.0%

Media—.0%
Ono Finance	1,000 [b,i]	1
Telecommunications—.0%
AboveNet (warrants)	5,083 [i]	40,664
AboveNet (warrants)	5,980 [i]	23,920
		64,584
Total Other
(cost $189,043)		64,585

20

Other Investments—2.5%		Shares	Value ($)

Registered Investment Company;
Dreyfus Institutional Preferred Plus Money Market Fund
(cost $11,720,000 )		11,720,000 [j]	11,720,000

Investment of Cash Collateral
for Securities Loaned—7.9%

Registered Investment Company;
Dreyfus Institutional Cash Advantage Fund
(cost $37,511,789)		37,511,789 [j]	37,511,789

Total Investment (cost $500,278,558)		107.1%	511,961,800

Liabilities, Less Cash and Receivables		(7.1%)	(34,134,106)

Net Assets		100.0%	477,827,694

[a]	Principal amount stated in U.S. Dollars unless otherwised noted.
EUR—Euro
[b]	Securities exempt from registration under Rule 144A of the Securities Act of 1933.These securities may be resold in
	transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2005, these securities
	amounted to $91,226,944 or 19.1% of net assets.
[c]	All or a portion of these securities are on loan. At June 30, 2005, the total market value of the fund’s securities on
	loan is $35,463,725 and the total market value of the collateral held by the fund is $37,511,789.
[d]	Variable rate security—interest rate subject to periodic change.
[e]	Zero coupon until a specified date at which time the stated coupon rate becomes effective until maturity.
[f]	Non-income producing—security in default.
[g]	Security linked to Goldman Sachs Commodity Non-Energy—Excess Return Index.
[h]	The value of this security has been determined in good faith under the direction of the Board of Trustees.
[i] Non-income producing security.
[j]	Investments in affiliated money market mutual funds.

Portfolio Summary (Unaudited) †

	Value (%)		Value (%)

Corporate Bonds	93.4	Structure Index	.6
Money Markets Investments	10.4	Common Stock	.4
Preferred Stocks	2.3		107.1

† Based on net assets.
See notes to financial statements.

The Fund 21

STATEMENT OF ASSETS AND LIABILITIES June 30, 2005 (Unaudited)
			Cost	Value

Assets ($):
Investments in securities—
See Statement of Investments (including securities
on loan, valued at $35,463,725)—Note 1(c):
Unaffiliated issuers			451,046,769	462,730,011
Affiliated issuers			49,231,789	49,231,789
Interest and dividends receivable				8,766,533
Receivable for shares of Beneficial Interest subscribed				85,018
Receivable from broker for swap transactions—Note 4				14,490
Unrealized appreciation on forward currency
exchange contracts—Note 4				4,577
				520,832,418

Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(b)				476,162
Cash overdraft due to Custodian				1,608,208
Liability for securities on loan—Note 1(c)				37,511,789
Payable for investment securities purchased				2,768,359
Payable for shares of Beneficial Interest redeemed				601,934
Unrealized depreciation on swaps—Note 4				38,272
				43,004,724

Net Assets ($)				477,827,694

Composition of Net Assets ($):
Paid-in capital				1,038,958,658
Accumulated distributions in excess of investment income—net				(1,426,823)
Accumulated net realized gain (loss) on investments				(571,353,687)
Accumulated net unrealized appreciation (depreciation)
on investments and foreign currency transactions				11,649,546

Net Assets ($)				477,827,694

Net Asset Value Per Share
	Class A	Class B	Class C	Class R

Net Assets ($)	258,075,023	117,697,114	82,089,901	19,965,656
Shares Outstanding	35,075,261	15,980,280	11,143,222	2,712,421

Net Asset Value Per Share ($)	7.36	7.37	7.37	7.36

See notes to financial statements.
22

STATEMENT OF OPERATIONS Six Months Ended June 30, 2005 (Unaudited)
Investment Income ($):
Income:
Interest	19,516,227
Dividends:
Unaffiliated issuers	423,508
Affiliated issuers	226,054
Income from securities lending	211,579
Total Income	20,377,368
Expenses:
Management fee—Note 3(a)	1,824,623
Distribution and service fees—Note 3(b)	1,321,894
Total Expenses	3,146,517
Investment Income—Net	17,230,851

Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments and
foreign currency transations	(5,548,128)
Net realized gain (loss) on financial futures	(20,081)
Net realized gain (loss) on swaps transactions	3,622
Net realized gain (loss) on forward
currency exchange contracts	271
Net Realized Gain (Loss)	(5,564,316)
Net unrealized appreciation (depreciation) on
investments and foreign currency transactions	(14,005,691)
Net Realized and Unrealized Gain (Loss) on Investments	(19,570,007)
Net (Decrease) in Net Assets Resulting from Operations	(2,339,156)

See notes to financial statements.
The Fund 23

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	June 30, 2005	Year Ended
	(Unaudited)	December 31, 2004

Operations ($):
Investment income—net	17,230,851	38,210,950
Net realized gain (loss) on investments	(5,564,316)	19,251,405
Net unrealized appreciation
(depreciation) on investments	(14,005,691)	6,868,062
Net Increase (Decrease) in Net Assets
Resulting from Operations	(2,339,156)	64,330,417

Dividends to Shareholders from ($):
Investment income—net:
Class A shares	(10,140,432)	(17,670,867)
Class B shares	(4,807,233)	(13,553,136)
Class C shares	(3,195,648)	(6,858,589)
Class R shares	(805,664)	(1,146,962)
Total Dividends	(18,948,977)	(39,229,554)

Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Class A shares	40,166,992	143,560,072
Class B shares	3,845,559	11,499,028
Class C shares	4,495,908	13,351,452
Class R shares	2,155,881	4,068,189
Net assets received in connection with
reorganization—Note 1:
Class A shares	—	54,982,849
Class B shares	—	43,560,106
Class C shares	—	48,040,484
Class R shares	—	27,857,157

24

	Six Months Ended
	June 30, 2005	Year Ended
	(Unaudited)	December 31, 2004

Beneficial Interest Transactions ($) (continued):
Dividends reinvested:
Class A shares	4,609,001	8,223,762
Class B shares	1,872,225	4,893,592
Class C shares	1,292,452	2,818,558
Class R shares	796,314	1,098,662
Cost of shares redeemed:
Class A shares	(62,278,261)	(123,038,793)
Class B shares	(50,064,278)	(137,887,079)
Class C shares	(35,028,643)	(40,201,205)
Class R shares	(3,869,524)	(13,851,908)
Increase (Decrease) in Net Assets from
Beneficial Interest Transactions	(92,006,374)	48,974,926
Total Increase (Decrease) in Net Assets	(113,294,507)	74,075,789

Net Assets ($):
Beginning of Period	591,122,201	517,046,412
End of Period	477,827,694	591,122,201
Undistributed (distributions in excess of)
investment income—net	(1,426,823)	291,303

The Fund 25

STATEMENT OF CHANGES IN NET ASSETS (continued)
	Six Months Ended
	June 30, 2005	Year Ended
	(Unaudited)	December 31, 2004

Capital Share Transactions:
Class A [a]
Shares sold	5,367,862	19,901,069
Shares issued in connection
with reorganization—Note 1	—	7,450,835
Shares issued for dividends reinvested	622,199	1,107,484
Shares redeemed	(8,369,500)	(16,610,601)
Net Increase (Decrease) in Shares Outstanding	(2,379,439)	11,848,787

Class B [a]
Shares sold	515,563	1,822,259
Shares issued in connection
with reorganization—Note 1	—	5,891,364
Shares issued for dividends reinvested	252,460	659,624
Shares redeemed	(6,709,014)	(18,609,707)
Net Increase (Decrease) in Shares Outstanding	(5,940,991)	(10,236,460)

Class C
Shares sold	597,502	2,001,558
Shares issued in connection
with reorganization—Note 1	—	6,497,931
Shares issued for dividends reinvested	174,159	379,720
Shares redeemed	(4,693,354)	(5,445,865)
Net Increase (Decrease) in Shares Outstanding	(3,921,693)	3,433,344

Class R
Shares sold	285,763	642,443
Shares issued in connection
with reorganization—Note 1	—	3,773,591
Shares issued for dividends reinvested	107,507	148,256
Shares redeemed	(519,912)	(1,898,079)
Net Increase (Decrease) in Shares Outstanding	(126,642)	2,666,211

[a] During the period ended June 30, 2005, 2,666,049 Class B shares representing $20,006,372 were automatically converted to 2,668,327 Class A shares and during the period ended December 31, 2004, 6,247,945 Class B shares representing $51,135,116 were automatically converted to 6,898,745 Class A shares.
See notes to financial statements.

26

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated.All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

Six Months Ended
June 30, 2005			Year Ended December 31,

Class A Shares	(Unaudited)	2004 [a]	2003	2002	2001 [b]	2000

Per Share Data ($):
Net asset value,
beginning of period	7.65	7.43	6.28	7.94	8.95	10.45
Investment Operations:
Investment income—net	.26[c]	.52[c]	.63[c]	.68[c]	.84[c]	1.07
Net realized and unrealized
gain (loss) on investments	(.27)	.23	1.17	(1.62)	(.96)	(1.47)
Total from Investment Operations	(.01)	.75	1.80	(.94)	(.12)	(.40)
Distributions:
Dividends from
investment income—net	(.28)	(.53)	(.65)	(.72)	(.89)	(1.10)
Net asset value, end of period	7.36	7.65	7.43	6.28	7.94	8.95

Total Return (%) [d]	.00[e]	10.44	29.87	(12.19)	(1.62)	(4.26)

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.95[f]	.95	.97	.96	.96	.96
Ratio of net investment income
to average net assets	6.91[f]	7.00	8.87	10.05	9.91	10.80
Portfolio Turnover Rate	24.72[e]	129.27	235.42	340.47	158.92	26.76

Net Assets, end of period
($ x 1,000)	258,075	286,342	191,270	121,775	114,886	132,652

[a] As of January 1, 2004, the fund has adopted the method of accounting for interim payments on swap contracts in accordance with Financial Accounting Standards Board Statement No. 133.These interim payments are reflected within net realized and unrealized gain (loss) on swap contracts, however, prior to January 1, 2004, these interim payments were reflected within interest income/expense in the Statement of Operations.The effect of these changes for the fiscal year ended December 31, 2004, was to increase net investment income per share by less than $.01, decrease net realized and unrealized gain (loss) on investments per share by less than $.01 and had no effect on the ratio of net investment income to average net assets.
[b] As required, effective January 1, 2001, the fund has adopted the provisions of the AICPA Audit and Accounting
Guide for Investment Companies and began accreting discount or amortizing premium on fixed income securities on a scientific basis and including paydown gains and losses in interest income.The effect of this change for the period ended December 31, 2001 was to decrease net investment income per share by $.06, increase net realized and unrealized gain (loss) on investments per share by $.06, and decrease the ratio of net investment income to average net assets from 10.52% to 9.91%. Per share data and ratios/supplemental data for periods prior to January 1,
2001 have not been restated to reflect this change in presentation.
[c] Based on average shares outstanding at each month end.
[d] Exclusive of sales charge.
[e] Not annualized.
[f] Annualized.

See notes to financial statements.
The Fund 27

FINANCIAL HIGHLIGHTS (continued)
	Six Months Ended
	June 30, 2005		Year Ended December 31,

Class B Shares	(Unaudited)	2004 [a]	2003	2002	2001 [b]	2000

Per Share Data ($):
Net asset value,
beginning of period	7.65	7.43	6.28	7.94	8.95	10.45
Investment Operations:
Investment income—net	.23[c]	.47[c]	.59[c]	.66[c]	.80[c]	1.02
Net realized and unrealized
gain (loss) on investments	(.25)	.25	1.18	(1.64)	(.96)	(1.47)
Total from Investment Operations	(.02)	.72	1.77	(.98)	(.16)	(.45)
Distributions:
Dividends from
investment income—net	(.26)	(.50)	(.62)	(.68)	(.85)	(1.05)
Net asset value, end of period	7.37	7.65	7.43	6.28	7.94	8.95

Total Return (%) [d]	(.37)[e]	10.06	29.25	(12.64)	(2.10)	(4.74)

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.45[f]	1.45	1.47	1.46	1.46	1.46
Ratio of net investment income
to average net assets	6.30[f]	6.50	8.46	9.41	9.42	10.32
Portfolio Turnover Rate	24.72[e]	129.27	235.42	340.47	158.92	26.76

Net Assets, end of period
($ x 1,000)	117,697	167,756	239,015	230,011	325,834	403,702

[a]	As of January 1, 2004, the fund has adopted the method of accounting for interim payments on swap contracts in
	accordance with Financial Accounting Standards Board Statement No. 133.These interim payments are reflected
	within net realized and unrealized gain (loss) on swap contracts, however, prior to January 1, 2004, these interim
	payments were reflected within interest income/expense in the Statement of Operations.The effect of these changes for
	the fiscal year ended December 31, 2004, was to increase net investment income per share by less than $.01, decrease
	net realized and unrealized gain (loss) on investments per share by less than $.01 and had no effect on the ratio of
	net investment income to average net assets.
[b]	As required, effective January 1, 2001, the fund has adopted the provisions of the AICPA Audit and Accounting
	Guide for Investment Companies and began accreting discount or amortizing premium on fixed income securities on a
	scientific basis and including paydown gains and losses in interest income.The effect of this change for the period
	ended December 31, 2001 was to decrease net investment income per share by $.05, increase net realized and
	unrealized gain (loss) on investments per share by $.05, and decrease the ratio of net investment income to average
	net assets from 10.03% to 9.42%. Per share data and ratios/supplemental data for periods prior to January 1,
	2001 have not been restated to reflect this change in presentation.
[c]	Based on average shares outstanding at each month end.
[d] Exclusive of sales charge.
[e] Not annualized.
[f] Annualized.
See notes to financial statements.

28

Six Months Ended
June 30, 2005			Year Ended December 31,

Class C Shares	(Unaudited)	2004 [a]	2003	2002	2001 [b]	2000

Per Share Data ($):
Net asset value,
beginning of period	7.65	7.43	6.28	7.95	8.96	10.45
Investment Operations:
Investment income—net	.22[c]	.46[c]	.57[c]	.64[c]	.78[c]	1.01
Net realized and unrealized
gain (loss) on investments	(.25)	.24	1.18	(1.65)	(.96)	(1.47)
Total from Investment Operations	(.03)	.70	1.75	(1.01)	(.18)	(.46)
Distributions:
Dividends from
investment income—net	(.25)	(.48)	(.60)	(.66)	(.83)	(1.03)
Net asset value, end of period	7.37	7.65	7.43	6.28	7.95	8.96

Total Return (%) [d]	(.36)[e]	9.63	29.10	(12.97)	(2.23)	(4.96)

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.70[f]	1.70	1.72	1.71	1.71	1.71
Ratio of net investment income
to average net assets	6.09[f]	6.26	8.15	9.17	9.17	10.09
Portfolio Turnover Rate	24.72[e]	129.27	235.42	340.47	158.92	26.76

Net Assets, end of period
($ x 1,000)	82,090	115,309	86,479	62,036	84,044	105,167

[a] As of January 1, 2004, the fund has adopted the method of accounting for interim payments on swap contracts in accordance with Financial Accounting Standards Board Statement No. 133.These interim payments are reflected within net realized and unrealized gain (loss) on swap contracts, however, prior to January 1, 2004, these interim payments were reflected within interest income/expense in the Statement of Operations.The effect of these changes for the fiscal year ended December 31, 2004, was to increase net investment income per share by less than $.01, decrease net realized and unrealized gain (loss) on investments per share by less than $.01 and had no effect on the ratio of net investment income to average net assets.
[b] As required, effective January 1, 2001, the fund has adopted the provisions of the AICPA Audit and Accounting
Guide for Investment Companies and began accreting discount or amortizing premium on fixed income securities on a scientific basis and including paydown gains and losses in interest income.The effect of this change for the period ended December 31, 2001 was to decrease net investment income per share by $.05, increase net realized and unrealized gain (loss) on investments per share by $.05, and decrease the ratio of net investment income to average net assets from 9.78% to 9.17%. Per share data and ratios/supplemental data for periods prior to January 1, 2001 have not been restated to reflect this change in presentation.
[c] Based on average shares outstanding at each month end.
[d] Exclusive of sales charge.
[e] Not Annualized
[f] Annualized.

See notes to financial statements.
The Fund 29

FINANCIAL HIGHLIGHTS (continued)
	Six Months Ended
	June 30, 2005		Year Ended December 31,

Class R Shares	(Unaudited)	2004 [a]	2003	2002	2001 [b]	2000

Per Share Data ($):
Net asset value,
beginning of period	7.65	7.43	6.27	7.94	8.95	10.44
Investment Operations:
Investment income—net	.27[c]	.52[c]	.67[c]	.70[c]	.86[c]	1.16
Net realized and unrealized
gain (loss) on investments	(.27)	.25	1.16	(1.64)	(.96)	(1.52)
Total from Investment Operations	.00	.77	1.83	(.94)	(.10)	(.36)
Distributions:
Dividends from
investment income—net	(.29)	(.55)	(.67)	(.73)	(.91)	(1.13)
Net asset value, end of period	7.36	7.65	7.43	6.27	7.94	8.95

Total Return (%)	.00[d]	10.87	30.15	(11.99)	(1.26)	(4.02)

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.70[e]	.70	.72	.70	.71	.71
Ratio of net investment income
to average net assets	7.16[e]	7.31	9.26	10.08	10.19	11.01
Portfolio Turnover Rate	24.72[d]	129.27	235.42	340.47	158.92	26.76

Net Assets, end of period
($ x 1,000)	19,966	21,714	1,283	114	131	143

[a]	As of January 1, 2004, the fund has adopted the method of accounting for interim payments on swap contracts in
	accordance with Financial Accounting Standards Board Statement No. 133.These interim payments are reflected
	within net realized and unrealized gain (loss) on swap contracts, however, prior to January 1, 2004, these interim
	payments were reflected within interest income/expense in the Statement of Operations.The effect of these changes for
	the fiscal year ended December 31, 2004, was to increase net investment income per share by less than $.01, decrease
	net realized and unrealized gain (loss) on investments per share by less than $.01 and had no effect on the ratio of
	net investment income to average net assets.
[b]	As required, effective January 1, 2001, the fund has adopted the provisions of the AICPA Audit and Accounting
	Guide for Investment Companies and began accreting discount or amortizing premium on fixed income securities on a
	scientific basis and including paydown gains and losses in interest income.The effect of this change for the period
	ended December 31, 2001 was to decrease net investment income per share by $.05 and increase net realized and
	unrealized gain (loss) on investments per share by $.05, and decrease the ratio of net investment income to average
	net assets from 10.80% to 10.19%. Per share data and ratios/supplemental data for periods prior to January 1,
	2001 have not been restated to reflect this change in presentation.
[c]	Based on average shares outstanding at each month end.
[d] Not annualized.
[e] Annualized.
See notes to financial statements.

30

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Premier Limited Term High Yield Fund (the “fund”) is a separate diversified series of The Dreyfus/Laurel Funds Trust (the “Trust”) which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering three series, including the fund. The fund’s investment objective is to seek to maximize total return, consisting of capital appreciation and current income.The Dreyfus Corporation (the “Manager” or “Dreyfus”) serves as the fund’s investment manager. The Manager is a wholly-owned subsidiary of Mellon Financial Corporation (“Mellon Financial”).

On April 30, 2004, pursuant to an Agreement and Plan of Reorganization, all of the assets, subject to the liabilities, of the High Yield Total Return Portfolio (“High Yield Fund”) of The Bear Stearns Funds, were transferred to the fund in exchange for shares of Beneficial Interest of the fund of equal value. Shareholders of Class A, Class B, Class C and Class Y shares of the High Yield Fund received Class A, Class B, Class C and Class R shares, respectively, of the fund, in each case, in an amount equal to the aggregate net asset value of their respective investment in the High Yield Fund at the time of the exchange.The fund’s net asset value on April 30, 2004 was $7.38 per share for Class A shares, $7.39 per share for Class B shares, $7.39 per share for Class C shares and $7.39 per share for Class R shares and a total of 7,450,835 Class A shares, 5,891,364 Class B shares, 6,497,931 Class C shares and 3,773,591 Class R shares, representing net assets of $54,982,849 Class A shares, $43,560,106 Class B shares, $48,040,484 Class C shares and $27,857,157 Class R shares (including $7,843,349 net unrealized appreciation on investments), were issued to the shareholders of the High Yield Fund in the exchange.The exchange was a tax free event to shareholders.

Dreyfus Service Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the Distributor of the fund’s shares.The fund is authorized to issue an unlimited number of shares of Beneficial

The Fund 31

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Interest in each of the following classes of shares: Class A, Class B, Class C and Class R. Class A, Class B and Class C shares are sold primarily to retail investors through financial intermediaries and bear a distribution fee and/or service fee. Class A shares are sold with a front-end sales charge, while Class B and Class C shares are subject to a contingent deferred sales charge (“CDSC”). Class B shares automatically convert to Class A shares after six years. Class R shares are sold primarily to bank trust departments and other financial service providers (including Mellon Financial and its affiliates) acting on behalf of customers having a qualified trust or investment account or relationship at such institution, and bear no distribution or service fees. Class R shares are offered without a front-end sales charge or CDSC. Each class of shares has identical rights and privileges, except with respect to distribution and service fees and voting rights on matters affecting a single class. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The fund’s financial statements are prepared in accordance with U.S. generally accepted accounting principles, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

(a) Portfolio valuation: Investments in securities (excluding short-term investments (other than U.S. Treasury Bills), financial futures, options, swaps and forward currency exchange contracts) are valued each business day by an independent pricing service (the “Service”) approved by the Board of Trustees. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are valued as determined by the Service, based on methods which include consideration

32

of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Securities for which there are no such valuations are valued at fair value as determined in good faith under the direction of the Board of Trustees. Restricted securities, as well as securities or other assets for which recent market quotations are not readily available and are not valued by a pricing service approved by the Board of Trustees, or are determined by the fund not to reflect accurately fair value (such as when an event occurs after the close of the exchange on which the security is principally traded and that is determined by the fund to have changed the value of the security), are valued at fair value as determined in good faith under the direction of the Board of Trustees.The factors that may be considered when fair valuing a security include fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold and public trading in similar securities of the issuer or comparable issuers. Short-term investments, excluding U.S. Treasury Bills, are carried at amortized cost, which approximates value. Investments in registered investment companies are valued at their net asset value. Financial futures and options, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day. Options traded over-the-counter are priced at the mean between the bid and asked prices. Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange. Swap transactions are valued daily based upon future cash flows and other factors, such as interest rates and underlying securities.

(b) Foreign currency transactions: The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

The Fund 33

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Net realized foreign exchange gains or losses arise from sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized on securities transactions and the difference between the amount of dividends, interest and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities, resulting from changes in exchange rates. Such gains and losses are included with net realized and unrealized gain or loss on investments.

(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

Pursuant to a securities lending agreement with Mellon Bank, N.A., an affiliate of the Manager, the fund may lend securities to qualified institutions.At origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan will be maintained at all times. Cash collateral is invested in certain money market mutual funds managed by the Manager. The fund will be entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund would bear the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

(d) Affiliated issuers: Investments in other investment companies advised by the Manager are defined as “affiliated” in the Act.

34

(e) Concentration of Risk: The fund invests primarily in debt securities. Failure of an issuer of the debt securities to make timely interest or principal payments, or a decline or the perception of a decline in the credit quality of a debt security, can cause the debt security’s price to fall, potentially lowering the fund’s share price. High yield (“junk”) bonds involve greater credit risk, including the risk of default, than investment grade bonds, and are considered predominantly speculative with respect to the issuer’s continuing ability to make principal and interest payments. In addition, the value of debt securities may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment. They may also decline because of factors that affect a particular industry.

(f) Dividends to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gain, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gain can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gain. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.

(g) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

The Fund 35

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The fund has an unused capital loss carryover of $563,089,337 available for federal income tax purposes to be applied against future net securities profits, if any, realized subsequent to December 31, 2004. If not applied, $3,498,719 of the carryover expires in fiscal 2005, $9,855,717 expires in fiscal 2006, $57,739,194 expires in fiscal 2007, $109,480,427 expires in fiscal 2008, $171,244,927 expires in fiscal 2009, $138,776,715 expires in fiscal 2010 and $72,493,638 expires in fiscal 2011. Based on certain provisions in the Internal Revenue Code, various limitations regarding the future utilization of these carryfor-wards, brought forward as a result of the fund’s merger with the following funds may apply: Dreyfus Short Term High Yield Fund, Dreyfus Premier High Yield Securities Fund and High Yield Fund. It is probable that the fund will not be able to utilize most of its capital loss carryovers prior to its expiration date.

The tax character of distributions paid to shareholders during the fiscal year ended December 31, 2004 was as follows: ordinary income $39,229,554. The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

The fund may borrow up to $20 million for leveraging purposes under a short-term unsecured line of credit and participates with other Dreyfus-managed funds in a $100 million unsecured line of credit primarily to be utilized for temporary or emergency purposes, including the financing of redemptions. Interest is charged to the fund based on prevailing market rates in effect at the time of borrowings. During the period ended June 30, 2005, the fund did not borrow under the line of credit.

NOTE 3—Investment Management Fee and Other Transactions with Affiliates:

(a) Pursuant to an Investment Management agreement with the Manager, the Manager provides or arranges for one or more third parties and/or affiliates to provide investment advisory, administrative, cus-

36

tody, fund accounting and transfer agency services to the fund. The Manager also directs the investments of the fund in accordance with its investment objective, policies and limitations. For these services, the fund is contractually obligated to pay the Manager a fee, calculated daily and paid monthly, at the annual rate of .70% of the value of the fund’s average daily net assets. Out of its fee, the Manager pays all of the expenses of the fund except brokerage fees, taxes, interest, commitment fees, Rule 12b-1 distribution fees and expenses, service fees and expenses of non-interested Trustees (including counsel fees) and extraordinary expenses. In addition, the Manager is required to reduce its fee in an amount equal to the fund’s allocable portion of fees and expenses of the non-interested Trustees (including counsel fees). Each Trustee receives $40,000 per year, plus $5,000 for each joint Board meeting of The Dreyfus/Laurel Funds, Inc., The Dreyfus/Laurel Tax-Free Municipal Funds and Trust (the “Dreyfus/Laurel Funds”) attended, $2,000 for separate committee meetings attended which are not held in conjunction with a regularly scheduled board meeting and $500 for Board meetings and separate committee meetings attended that are conducted by telephone and is reimbursed for travel and out-of-pocket expenses. The Chairman of the Board receives an additional 25% of such compensation (with the exception of reimbursable amounts). In the event that there is a joint committee meeting of the Dreyfus/Laurel Funds and the Dreyfus High Yield Strategies Fund, the $2,000 fee will be allocated between the Dreyfus/Laurel Funds and the Dreyfus High Yield Strategies Fund. These fees and expenses are charged and allocated to each series based on net assets.Amounts required to be paid by the Trust directly to the non-interested Trustees, that would be applied to offset a portion of the management fee payable to the Manager, are in fact paid directly by the Manager to the non-interested Trustees.

During the period ended June 30, 2005, the Distributor retained $12,579 from commissions earned on sales of the fund’s Class A shares and $279,943 and $2,378 from contingent deferred sales charges on redemptions of the fund’s Class B and Class C shares, respectively.

The Fund 37

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

(b) Under separate Distribution Plans (the “Plans”) adopted pursuant to Rule 12b-1 under the Act, Class A shares pay annually up to .25% of the value of the average daily net assets to compensate the Distributor for shareholder servicing activities and expenses primarily intended to result in the sale of Class A shares.Class B and Class C shares pay the Distributor for distributing their shares at an aggregate annual rate of .50% and .75% of the value of the average daily net assets of Class B and Class C shares, respectively. Class B and Class C shares are also subject to a service plan adopted pursuant to Rule 12b-1 (the “Service Plan”), under which Class B and Class C shares pay the Distributor for providing certain services to the holders of their shares a fee at the annual rate of .25% of the value of the average daily net assets of Class B and Class C shares. During the period ended June 30, 2005, Class A, Class B and Class C shares were charged $336,589, $342,486 and $353,682, respectively, pursuant to their respective Plans. During the period ended June 30, 2005, Class B and Class C shares were charged $171,243 and $117,894, respectively, pursuant to the Service Plan.

Under its terms, the Plans and Service Plan shall remain in effect from year to year, provided such continuance is approved annually by a vote of majority of those Trustees who are not “interested persons” of the Trust and who have no direct or indirect financial interest in the operation of or in any agreement related to the Plans or Service Plan.

The components of Due to The Dreyfus Corporation and affiliates in the Statement of Assets and Liabilities consist of: management fees $281,905, Rule 12b-1 distribution plan fees $152,954 and service plan fees $41,303.

(c) Pursuant to an exemptive order from the Securities and Exchange Commission, the fund invests its available cash balances in affiliated money market mutual funds. Management fees of the underlying money market mutual funds have been waived by the Manager.

38

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales (including paydowns) of investment securities, excluding short-term securities, financial futures, forward currency exchange contracts and swap transactions during the period ended June 30, 2005, amounted to $123,564,652 and $168,822,785, respectively.

The fund may invest in financial futures contracts in order to gain exposure to or protect against changes in the market. The fund is exposed to market risk as a result of changes in the value of the underlying financial instruments. Investments in financial futures require the fund to “mark to market” on a daily basis, which reflects the change in the market value of the contracts at the close of each day’s trading. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses.When the contracts are closed, the fund recognizes a realized gain or loss.These investments require initial margin deposits with a broker.The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. At June 30, 2005, there were no financial futures contracts outstanding.

The fund enters into forward currency exchange contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings and to settle foreign currency transac-tions.When executing forward currency exchange contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward currency exchange contracts, the fund would incur a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed.The fund realizes a gain if the value of the contract decreases between those dates. With respect to pur-

The Fund 39

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

chases of forward currency exchange contracts, the fund would incur a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward currency exchange contracts which is typically limited to the unrealized gain on each open contract. The following summarizes open forward currency exchange contracts at June 30, 2005:

	Foreign
Forward Currency	Currency			Unrealized
Exchange Contracts	Amounts	Proceeds ($)	Value ($)	Appreciation ($)

Sales;
Euro, expiring
9/21/2005	910,000	1,108,862	1,104,285	4,577

The fund may enter into swap agreements to exchange the interest rate on, or return generated by, one nominal instrument for the return generated by another nominal instrument.

As of January 1, 2004, the fund has adopted the method of accounting for interim payments on swap contracts in accordance with Financial Accounting Standards Board Statement No. 133.The fund accrues for the interim payments on swap contracts on a daily basis, with the net amount recorded within unrealized appreciation (depreciation) of swap contracts in the Statement of Assets and Liabilities. Once the interim payments are settled in cash, the net amount is recorded as realized gain (loss) on swaps, in addition to realized gain (loss) recorded upon the termination of swaps contracts in the Statement of Operations. Prior to January 1, 2004, these interim payments were reflected within interest income in the Statement of Operations. Fluctuations in the value of swap contracts are recorded as a component of net change in unrealized appreciation (depreciation) on investments.

Credit default swaps involve commitments to pay a fixed interest rate in exchange for payment if a credit event affecting a third party (the referenced company) occurs. For those credit default swaps in which the fund is receiving a fixed rate, the fund is providing credit protection on

40

the underlying instrument. The maximum payouts for these contracts are limited to the notional amount of each swap. Credit events may include a failure to pay interest or principal, bankruptcy, or restructur-ing.The following summarizes open credit default swaps entered into by the fund at June 30, 2005:

		Unrealized
Notional Amount ($)	Description	(Depreciation) ($)

2,675,000	Agreement with JP Morgan terminating	(18,588)
	June 20, 2010 to pay a fixed rate of
1.95% and receive the notional amount as a
result of interest payment default totaling
$1,000,000 or principal payment default of
	$10,000,000 on Owens Brockaway,
	8.25%, 5/15/2013
2,675,000	Agreement with JP Morgan terminating	(19,684)
	June 20, 2010 to receive a fixed rate of
	2.6% and pay the notional amount
	as a result of interest payment default
totaling $1,000,000 or principal payment
default of $10,000,000 on Owens Illinois,
	7.5%, 5/15/2010
		(38,272)

Risks may arise upon entering into these agreements from the potential inability of the counterparties to meet the terms of the agreement and are generally limited to the amount of net payments to be received, if any, at the date of default.

At June 30, 2005, accumulated net unrealized appreciation on investments was $11,683,242, consisting of $24,554,670 gross unrealized appreciation and $12,871,428 gross unrealized depreciation.

At June 30,2005,the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTE 5—Legal Matters:

In early 2004, two purported class and derivative actions were filed against Mellon Financial, Mellon Bank, N.A., Dreyfus, Founders Asset Management LLC, and certain directors of the Dreyfus Funds and the Dreyfus Founders Funds (together, the “Funds”) in the United States

The Fund 41

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

District Court for the Western District of Pennsylvania. In September 2004, plaintiffs served a Consolidated Amended Complaint (the “Amended Complaint”) on behalf of a purported class of all persons who acquired interests in any of the Funds between January 30, 1999 and November 17, 2003, and derivatively on behalf of the Funds.The Amended Complaint in the newly styled In re Dreyfus Mutual Funds Fee Litigation also named the Distributor, Premier Mutual Fund Services, Inc. and two additional Fund directors as defendants and alleges violations of the Investment Company Act of 1940, the Investment Advisers Act of 1940, the Pennsylvania Unfair Trade Practices and Consumer Protection Law and common-law claims. Plaintiffs seek to recover allegedly improper and excessive Rule 12b-1 and advisory fees allegedly charged to the Funds for marketing and distribution services. More specifically, plaintiffs claim, among other things, that 12b-1 fees and directed brokerage were improperly used to pay brokers to recommend the Funds over other funds, and that such payments were not disclosed to investors. In addition, plaintiffs assert that economies of scale and soft-dollar benefits were not passed on to the Funds. Plaintiffs further allege that 12b-1 fees were improperly charged to certain of the Funds that were closed to new investors.The Amended Complaint seeks compensatory and punitive damages, rescission of the advisory contracts, and an accounting and restitution of any unlawful fees, as well as an award of attorneys’ fees and litigation expenses. As noted, some of the claims in this litigation are asserted derivatively on behalf of the Funds that have been named as nominal defendants. With respect to such derivative claims, no relief is sought against the Funds. Dreyfus believes the allegations to be totally without merit and intends to defend the action vigorously. In November 2004, all named defendants moved to dismiss the Amended Complaint in whole or substantial part. Briefing was completed in May 2005.

Additional lawsuits arising out of these circumstances and presenting similar allegations and requests for relief may be filed against the defendants in the future. Neither Dreyfus nor the Funds believe that any of the pending actions will have a material adverse effect on the Funds or Dreyfus’ ability to perform its contract with the Funds.

42

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND’S INVESTMENT MANAGEMENT AGREEMENT (Unaudited)

At separate meetings of the Trust’s Board of Trustees held on March 29-30, 2005, the Board considered the re-approval for another one year term of the fund’s Investment Management Agreement (“Management Agreement”), pursuant to which the Manager provides the fund with management and administrative services. The Board members who are not “interested persons” (as defined in the Act (the “Independent Trustees”)) of the Trust were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of the Manager.

Analysis of Nature, Extent and Quality of Services Provided to the Fund. The Board members received a presentation from representatives of the Manager regarding services provided to the fund and other funds in the Dreyfus complex, and discussed the nature, extent and quality of the services provided to the fund pursuant to its Management Agreement.The Manager’s representatives reviewed the fund’s distribution of accounts and the relationships the Manager has with various intermediaries and the different needs of each. The Manager’s representatives noted the diversity of distribution of the fund as well as among the funds in the Dreyfus complex, and the Manager’s corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each of the fund’s distribution channels. The Board also reviewed the number of shareholder accounts in the fund, as well as the fund’s asset size.

The Board members also considered the Manager’s research and portfolio management capabilities and that the Manager also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board members also considered the Manager’s extensive administrative, accounting and compliance infrastructure.

Comparative Analysis of the Fund’s Performance, Management Fee and Expense Ratio. The Board members reviewed the fund’s performance, management fee and expense ratios and placed significant emphasis on comparisons to a group of comparable funds and Lipper averages, and

The Fund 43

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND’S INVESTMENT MANAGEMENT AGREEMENT (Unaudited) (continued)

discussed the results of the comparisons.The Board members considered that the fund’s total return performance was higher than the comparison group and Lipper category averages for the one-year period and lower than the comparison group and Lipper category averages for the three- and five-year periods, but that the fund’s income rankings were higher than the comparison group and Lipper category averages for the one-, three- and five-year periods. Representatives of the Manager discussed with the Board the Manager’s efforts to improve the Fund’s total return performance, including the portfolio management change in January 2005, when Jon Uhrig and John McNichols became the portfolio managers of the Fund.

The Board members reviewed the range of management fees and expense ratios in the comparison group and the expense ratio averages of the comparison group and Lipper category. Noting the fund’s “unitary fee” structure, they considered that the fund’s expense ratio the lowest expense ratio in its comparison group and significantly lower than the Lipper category average.

Representatives of the Manager reviewed with the Board members the fees paid to the Manager or its affiliates by mutual funds managed by the Manager or its affiliates (the “Similar Funds”) and by separate accounts, with similar investment objectives, policies and strategies as the fund (“Separate Accounts” and, collectively with the Similar Funds, the “Similar Accounts”) and explained the nature of each Similar Account and the differences, from the Manager’s perspective, in managing and providing other services to the Similar Accounts as compared to managing and providing other services to the fund.The Manager’s representatives also reviewed the costs associated with distribution through intermediaries.The Board analyzed differences in fees paid to the Manager and discussed the relationship of the fees paid in light of the Manager’s performance and the services provided. Noting the fund’s “unitary fee” structure, the Board members concluded that the Similar Funds had advisory fees and expense ratios that were both higher and lower that the fund’s management fee and expense ratio and the Separate Accounts had advisory fees that were lower than the fund’s

44

management fee. A representative of the Manager stated that certain Similar Accounts have lower fees as a result of historical pricing arrangements and one Similar Account was a mutual fund sub-advised but not administered by an affiliate of the Manager.The Board members considered the relevance of the fee information provided for the Separate Accounts to evaluate the appropriateness and reasonableness of the fund’s management fee. The Board acknowledged that differences in fees paid by the Separate Accounts seemed to be consistent with the management and other services provided.

Analysis of Profitability and Economies of Scale. The Manager’s representatives reviewed the dollar amount of expenses allocated to, and profit received by, the Manager and the method used to determine such expenses and profit. The Board received and considered information prepared by an independent consulting firm regarding the Manager’s approach to allocating costs to and determining the profitability of individual funds and the entire mutual fund complex of the Manager. The consulting firm also analyzed where any economies of scale might emerge as assets grow. The Board members evaluated the analysis in light of the relevant circumstances for the fund, including the extent to which economies of scale would be realized as the fund grows and whether fee levels reflect these economies of scale for the benefit of fund investors. The Board members also considered potential benefits to the Manager from acting as investment adviser and noted there were no soft dollar arrangements with respect to trading the fund’s portfolio.

It was noted that the Board members should consider the Manager’s profitability with respect to the fund as part of their evaluation of whether the fee under the Management Agreement bears a reasonable relationship to the mix of services provided by the Manager, including the nature, extent and quality of such services and that a discussion of economies of scale is predicated on increasing assets and that, if the fund’s assets had not been increasing, the possibility that the Manager may have realized any economies of scale would be less. It also was noted that the profitability percentage for managing the fund was

The Fund 45

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND’S INVESTMENT MANAGEMENT AGREEMENT (Unaudited) (continued)

within ranges determined by appropriate court cases to be reasonable given the services rendered and given the fund’s overall performance and generally superior service levels provided.

At the conclusion of these discussions, each of the Independent Trustees expressed the opinion that he or she had been furnished with sufficient information to make an informed business decision with respect to continuation of the fund’s Management Agreement. Based on the discussions and considerations as described above, the Board made the following conclusions and determinations.

  The Board concluded that the nature, extent and quality of the ser- vices provided by the Manager are adequate and appropriate.
  While the Board was concerned about the fund’s total return per- formance, the Board believed the Manager was seeking to improve it, noting, in particular, the change in portfolio managers in January 2005.
  The Board concluded that the fee paid to the Manager by the fund was reasonable in light of comparative performance and expense and advisory fee information, costs of the services provided and profits to be realized and benefits derived or to be derived by the Manager from its relationship with the fund.
  The Board determined that, to the extent that material economies of scale had not been shared with the fund, the Board would seek to do so.

The Board members considered these conclusions and determinations, along with information received on a routine and regular basis throughout the year, and, without any one factor being dispositive, the Board determined that re-approval of the fund’s Management Agreement was in the best interests of the fund and its shareholders.

46

NOTES

For More	Information

Dreyfus Premier	Transfer Agent &
Limited Term	Dividend Disbursing Agent
High Yield Fund
Dreyfus Transfer, Inc.
200 Park Avenue
200 Park Avenue
New York, NY 10166
New York, NY 10166

Manager	Distributor
The Dreyfus Corporation
Dreyfus Service Corporation
200 Park Avenue
200 Park Avenue
New York, NY 10166
New York, NY 10166
Custodian
Mellon Bank, N.A.
One Mellon Bank Center
Pittsburgh, PA 15258

Telephone Call your financial representative or 1-800-554-4611

Mail	The Dreyfus Premier Family of Funds
144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the fund voted these proxies for the 12-month period ended June 30, 2005, is available at http://www.dreyfus.com and on the SEC’s website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-645-6561.

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

2	Letter from the Chairman
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses
With Those of Other Funds
7	Statement of Investments
23	Statement of Financial Futures
23	Statement of Options Written
24	Statement of Assets and Liabilities
25	Statement of Operations
26	Statement of Changes in Net Assets
28	Financial Highlights
36	Notes to Financial Statements
54	Information About the Review
and Approval of the Fund’s
Investment Management Agreement
FOR MORE INFORMATION

Back Cover

The Fund

Dreyfus Premier
Managed Income Fund

LETTER FROM THE CHAIRMAN

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Premier Managed Income Fund, covering the six-month period from January

1, 2005, through June 30, 2005. Inside, you’ll find valuable information about how the fund was managed during the reporting period, including a discussion with Kent Wosepka, portfolio manager and head of the investment committee that manages the fund and comprises the Standish Fixed Income Team of Standish Mellon Asset Management, LLC, an affiliate of Dreyfus.

The first half of 2005 proved to be an unusual time for fixed-income securities. Contrary to historical norms, yields of longer-term U.S. government securities fell — and their prices rose — even as the Federal Reserve Board attempted to forestall inflationary pressures by raising short-term interest rates. Signs of potential economic weakness, a strengthening U.S. dollar and robust investor demand appear to have fueled the rally in the more interest-rate-sensitive parts of the market. Conversely, prices in the corporate bond market declined despite an expanding economy,improved balance sheets and persistently low default rates.

In our view, these factors may have created new opportunities and challenges for fixed-income investors. Our economists currently expect the U.S. economy to continue to grow over the foreseeable future without significant new inflationary pressures, potentially setting the stage for market conditions that could affect the various sectors of the U.S. bond market in different ways. As always, we encourage you to discuss these and other matters with your financial advisor.

2

Thank you for your continued confidence and support.

DISCUSSION OF FUND PERFORMANCE

Kent Wosepka, Portfolio Manager
How did Dreyfus Premier Managed Income Fund perform relative to its benchmark?

For the six-month period ended June 30, 2005, Dreyfus Premier Managed Income Fund produced total returns of 2.20% for Class A shares, 1.91% for Class B shares, 1.92% for Class C shares and 2.32% for Class R shares.1 In comparison, the fund’s benchmark, the Lehman Brothers U.S. Aggregate Index (the “Index”), produced a total return of 2.51% for the same period.2

The U.S. bond market remained surprisingly resilient over the first half of 2005, despite rising short-term interest rates, surging energy prices and disappointing financial results from major automobile manufacturers.The fund’s returns were slightly lower than the Index, primarily because its relatively short duration — a measure of sensitivity to changing interest rates — prevented it from participating more fully in market rallies.

What is the fund’s investment approach?

The fund seeks high current income consistent with what is believed to be prudent risk of capital.The fund invests at least 65% of its total assets in various types of U.S. government and corporate debt obligations rated investment grade (or their unrated equivalent as determined by Dreyfus).The fund also normally invests at least 65% of its total assets in debt obligations having effective maturities of 10 years or less.We do not attempt to match the sector percentages of any index, nor do we attempt to predict the direction of interest rates by substantially altering the fund’s sensitivity to changes in rates. Instead, the heart of our investment process is selecting individual securities that possess a combination of superior fundamentals and attractive relative valuations.

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)
4

What other factors influenced the fund’s performance?

Contrary to historical trends, longer-term U.S. government securities gained value over the reporting period despite four consecutive increases in short-term interest rates from the Federal Reserve Board (the “Fed”). The Fed raised the overnight federal funds rate by 100 basis points to 3.25% .Yet, yields of 10-year Treasury bonds fell by 57 basis points from 4.48% at the start of the year to 3.91% by the end of June. As a result, differences between short-term rates and long-term yields narrowed well beyond historical norms.

Corporate and emerging-market bonds also rallied early in the reporting period. In March, however, corporate bond prices declined sharply after earnings from General Motors and Ford Motor Company fell short of analysts’ expectations. As a result, some of the major rating agencies downgraded these major carmakers’ credit ratings, and General Motors joined the ranks of high-yield issuers. Although corporate bonds subsequently rebounded, it was not enough to fully offset earlier losses. However, the fund had allocated a lower percentage of its assets than the Index to bonds from General Motors and Ford, helping it avoid the full impact of their weakness.

In this unusual market environment, we adopted a “barbell” yield curve strategy that emphasized holdings at the short and long ends of the fund’s maturity range and underweighted the intermediate-term portion.This positioning helped the fund participate more fully in the gains of longer-term bonds. In addition, we reduced the fund’s exposure to corporate bonds early in the reporting period as they became more fully valued, and we tended to emphasize relatively short-term corporate securities. Consequently, the fund was less exposed to the corporate sector’s weakness when it sold off in March and April. Later, however, after Ford and General Motors’ bonds had fallen to levels we considered attractive, we increased the fund’s positions in shorter-term securities from automobile companies. Finally, the fund’s holdings of Treasury Inflation Protection Securities (“TIPS”) and non-dollar denominated foreign securities produced relatively attractive results during the reporting period.

On the other hand, the fund’s returns were hindered to a small degree by its relatively defensive average duration. Because short-term interest rates were rising and yield differences between short- and long-term bonds had narrowed well beyond historical norms, we employed the fund’s “barbell” yield-curve strategy to set the fund’s average duration in a range that was slightly shorter than industry averages. However, this conservative posture limited the fund’s exposure to better-performing securities at the longer end of the maturity range.

What is the fund’s current strategy?

We recently have moved away from a “barbell” yield-curve strategy toward one that more closely approximates that of the Index. However, because we expect the Fed to continue raising short-term interest rates, we have maintained the fund’s relatively short average duration.We also have reduced the fund’s exposure to TIPS, which have become more fully valued. Conversely, we have found a number of attractive opportunities among foreign bonds. In our judgment, these strategies position the fund for the next phase of the economic cycle.

July 15, 2005
[1]	Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charge in the case of Class A shares, or the applicable contingent deferred sales charge imposed on redemptions in the case of Class B and Class C shares. Had these charges been reflected, returns would have been lower. Past performance is no guarantee of future results. Share price, yield and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost.
[2]	SOURCE: LIPPER INC. — Reflects reinvestment of dividends and, where applicable, capital gain distributions.The Lehman Brothers U.S. Aggregate Index is a widely accepted, unmanaged total return index of corporate, U.S. government and U.S. government agency debt instruments, mortgage-backed securities and asset-backed securities with an average maturity of 1-10 years.

The Fund 5

UNDERSTANDING YOUR FUND’S EXPENSES(Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Premier Managed Income Fund from January 1, 2005 to June 30, 2005. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended June 30, 2005
	Class A	Class B	Class C	Class R

Expenses paid per $1,000 †	$ 4.76	$ 8.51	$ 8.51	$ 3.51
Ending value (after expenses)	$1,022.00	$1,019.10	$1,019.20	$1,023.20

C O M P A R I N G Y O U R F U N D ’ S E X P E N S E S W I T H T H O S E O F O T H E R F U N D S ( U n a u d i t e d )

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended June 30, 2005
	Class A	Class B	Class C	Class R

Expenses paid per $1,000 †	$ 4.76	$ 8.50	$ 8.50	$ 3.51
Ending value (after expenses)	$1,020.08	$1,016.36	$1,016.36	$1,021.32

† Expenses are equal to the fund’s annualized expense ratio of .95% for Class A, 1.70% for Class B, 1.70% for Class C
and .70% for Class R; multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-
half year period).

6

STATEMENT OF INVESTMENTS June 30, 2005 (Unaudited)
	Principal
Bonds and Notes—110.5%	Amount[a]		Value ($)

Advertising—.1%
Lamar Media,
Notes, 7.25%, 2013	30,000		31,800
Asset-Backed Ctfs./Auto Loans—2.1%
BMW Vehicle Owner Trust,
Ser. 2004-A, Cl. A4, 3.32%, 2009	145,000		143,390
Ford Credit Auto Owner Trust:
Ser. 2004-A, Cl. C, 4.19%, 2009	50,000		49,886
Ser. 2005-B, Cl. B, 4.64%, 2010	125,000		126,280
Hyundai Auto Receivables Trust,
Ser. 2004-A, Cl. C, 3.36%, 2011	70,000		69,222
MMCA Automobile Trust,
Ser. 2002-1, Cl. B, 5.37%, 2010	106,604		106,944
WFS Financial Owner Trust:
Ser. 2004-3, Cl. B, 3.51%, 2012	182,295		180,196
Ser. 2004-4, Cl. B, 3.13%, 2012	195,659		193,366
Ser. 2005-2, Cl. B, 4.57%, 2012	170,000		172,054
Whole Auto Loan Trust,
Ser. 2004-1, Cl. D, 5.6%, 2011	50,000	[b]	50,356
			1,091,694
Asset-Backed Ctfs./Credit Cards—1.2%
Capital One Multi-Asset Execution Trust:
Ser. 2003-C4, Cl. C4, 6%, 2013	255,000		273,007
Ser. 2004-C1, Cl. C1, 3.4%, 2009	230,000		227,443
MBNA Credit Card Master Note Trust,
Ser. 2004-A4, Cl. A4, 2.7%, 2009	100,000		97,901
			598,351
Asset-Backed Ctfs./Home Equity Loans—9.0%
ACE Securities,
Ser. 2005-HE1, Cl. A2A, 3.43%, 2035	119,729	[c]	119,812
Ameriquest Mortgage Securities:
Ser. 2003-8, Cl. AF3, 4.37%, 2033	160,000		160,003
Ser. 2004-FR1, Cl. A3, 2.65%, 2034	140,000		138,935
Bear Stearns Asset Backed Securities,
Ser. 2005-HE2, Cl. 1A1, 3.42%, 2035	138,944	[c]	139,060
Ser. 2005-HE4, Cl. 1A1, 3.41%, 2035	136,965	[c]	137,061
Carrington Mortgage Loan Trust,
Ser. 2005-OPT2, Cl. A1A, 3.4%, 2035	136,531	[c]	136,529
Chase Funding Loan Acquisition Trust,
Ser. 2004-AQ-1, Cl. A1, 3.49%, 2013	35,669	[c]	35,694

The Fund 7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Principal
Bonds and Notes (continued)	Amount[a]		Value ($)

Asset-Backed Ctfs./Home Equity Loans (continued)
Chec Loan Trust,
Ser. 2004-2, Cl. A1, 3.48%, 2025	103,817	[c]	103,894
Citigroup Mortgage Loan Trust,
Ser. 2005-HE1, Cl. A3A, 3.4%, 2035	200,000	[c]	200,012
Countrywide Asset-Backed Certificates:
Ser. 2004-10, Cl. 2AV1, 3.47%, 2023	93,397	[c]	93,469
Ser. 2004-14, Cl. A1, 3.45%, 2035	304,019	[c]	304,288
Fremont Home Loan Trust,
Ser. 2005-1, Cl. 2A1, 3.41%, 2035	133,435	[c]	133,598
Home Equity Asset Trust,
Ser. 2005-5, Cl. 2A1, 3.51%, 2035	275,000	[c]	275,000
Merrill Lynch Mortgage Investors:
Ser. 2005-WMC1. Cl. A2A, 3.414%, 2035	156,952	[c]	157,089
Ser. 2005-WMC2, Cl. A2A, 3.4%, 2036	93,842	[c]	93,840
Morgan Stanley ABS Capital I,
Ser. 2005-WMC3, Cl. A2A, 3.4%, 2035	141,190	[c]	141,202
Opteum Mortgage Acceptance,
Ser. 2005-1, Cl. A2, 3.45%, 2035	239,917	[c]	239,913
Option One Mortgage Loan Trust,
Ser. 2004-3, Cl. A2, 3.46%, 2034	96,721	[c]	96,790
Park Place Securities:
Ser. 2005-WHQ1, Cl. A3A, 3.42%, 2035	301,571	[c]	301,894
Ser. 2005-WHQ2, Cl. A2A, 3.41%, 2035	238,119	[c]	238,284
Residential Asset Mortgage Products:
Ser. 2004-RS8, Cl. AI2, 3.81%, 2026	55,000		54,776
Ser. 2004-RS12, Cl. AI6, 4.547%, 2034	145,000		145,147
Ser. 2004-RS12, Cl. AII1, 3.444%, 2027	406,700	[c]	407,138
Ser. 2005-RS2, Cl. AII1, 3.42%, 2035	188,171	[c]	188,353
Ser. 2005-RS2, Cl. M2, 3.79%, 2035	140,000	[c]	140,946
Ser. 2005-RS2, Cl. M3, 3.86%, 2035	45,000	[c]	45,152
Residential Asset Securities:
Ser. 2001-KS3, Cl. MII1, 3.86%, 2031	133,812	[c]	134,283
Ser. 2004-KS10, Cl. AI1, 3.48%, 2013	146,003	[c]	146,131
Ser. 2005-EMX1, Cl. AI1, 3.41%, 2035	130,008	[c]	130,108
			4,638,401
Asset-Backed Ctfs./Manufactured Homes—.6%
Green Tree Financial,
Ser. 1994-7, Cl. M1, 9.25%, 2020	120,000		128,692
Origen Manufactured Housing:
Ser. 2004-B, Cl. A1, 2.87%, 2013	50,919		50,520
Ser. 2004-B, Cl. A2, 3.79%, 2017	65,000		64,237

8

		Principal
Bonds and Notes (continued)		Amount[a]		Value ($)

Asset-Backed Ctfs./
Manufactured Homes (continued)
Vanderbilt Mortgage Finance,
Ser. 1999-A, Cl. 1A6, 6.75%, 2029		80,000		86,292
				329,741
Automotive—.8%
DaimlerChrysler,
Notes, 4.875%, 2010		65,000		64,771
ERAC USA Finance,
Notes, 7.95%, 2009		100,000	[b]	113,295
General Motors:
Bonds, 8.375%, 2033	EUR	170,000 [d]		169,950
Discount Debs., 0/7.75%, 2036		180,000	[e]	51,300
				399,316
Banking—6.0%
Chevy Chase Bank,
Sub. Notes, 6.875%, 2013		145,000		150,438
Chuo Mitsui Trust & Banking,
Sub. Notes, 5.506%, 2049		200,000	[b,c]	196,852
City National,
Sr. Notes, 5.125%, 2013		75,000		77,147
Credit Suisse First Boston,
Sub. Notes, 7.75%, 2006		250,000	[b]	258,007
Industrial Bank of Korea,
Sub. Notes, 4%, 2014		75,000	[b,c]	72,973
National Westminster Bank,
Sub. Notes, 7.375%, 2009		320,000		359,546
Residential Capital,
Notes, 4.835%, 2007		305,000	[b,c]	305,287
Notes, 6.375%, 2010		255,000	[b]	256,497
Union Planters Bank,
Notes, 5.125%, 2007		150,000		152,870
Washington Mutual,
Notes, 2.4%, 2005		315,000		313,534
Wells Fargo Capital,
Capital Securities, Cl. B, 7.95%, 2026		300,000	[b]	324,770
Zions Bancorp:
Sr. Notes, 2.7%, 2006		255,000		252,427
Sub. Notes, 6%, 2015		335,000		365,974
				3,086,322

The Fund 9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Principal
Bonds and Notes (continued)	Amount[a]	Value ($)

Building & Construction—.6%
American Standard,
Sr. Notes, 7.375%, 2008	40,000	42,614
D.R. Horton,
Sr. Notes, 5.875%, 2013	120,000	121,442
Schuler Homes,
Notes, 10.5%, 2011	115,000	127,363
		291,419
Cable/Media—1.3%
Clear Channel Communications,
Notes, 4.25%, 2009	265,000	255,596
DirecTV Holdings/Finance,
Sr. Notes, 8.375%, 2013	33,000	36,713
Liberty Media,
Notes, 3.5%, 2006	205,000	202,297
Media General,
Notes, 6.95%, 2006	40,000	41,139
Univision Communications,
Sr. Notes, 2.875%, 2006	135,000	132,429
		668,174
Chemicals—1.0%
ICI Wilmington:
Notes, 4.375%, 2008	30,000	29,795
Notes, 5.625%, 2013	115,000	119,516
International Flavors & Fragrance,
Notes, 6.45%, 2006	240,000	244,389
Lubrizol,
Debs., 6.5%, 2034	125,000	138,467
		532,167
Commercial Mortgage Pass-Through Ctfs.—4.5%
Bear Stearns Commercial Mortgage Securities:
Ser. 2003-T12, Cl. A3, 4.24%, 2039	295,000	293,286
Ser. 2003-T18, Cl. A2, 4.556%, 2042	125,000	126,313
Ser. 2004-PWR5, Cl. A3, 4.565%, 2042	120,000	121,192
CS First Boston Mortgage Securities,
Ser. 2001-CF2, Cl. A4, 6.505%, 2034	135,000	148,275

10

	Principal
Bonds and Notes (continued)	Amount[a]		Value ($)

Commercial Mortgage
Pass-Through Ctfs. (continued)
Calwest Industrial Trust,
Ser. 2002-CALW, Cl. A, 6.127%, 2017	130,000	[b]	142,311
Chase Commercial Mortgage Securities,
Ser. 1997-2, Cl. C, 6.6%, 2029	40,000		42,076
Crown Castle Towers,
Ser. 2005-1A, Cl. D, 5.612%, 2035	115,000	[b]	115,463
DLJ Commercial Mortgage,
Ser. 1998-CF2, Cl. A1B, 6.24%, 2031	120,000		127,211
First Chicago/Lennar Trust,
Ser. 1997-CHL1, Cl. D, 7.695%, 2039	275,000	[b,c]	277,449
J.P. Morgan Commercial Mortgage Finance,
Ser. 1997-C5, Cl. B, 7.159%, 2029	105,000		111,123
Lehman Brothers Floating Rate Mortgage Trust,
Ser. 2004-LLFA, Cl. A1, 3.35%, 2017	142,565	[b,c]	142,629
Mach One Trust,
Ser. 2004-1A, Cl. A1, 3.89%, 2040	125,492	[b]	123,998
Morgan Stanley Capital I:
Ser. 1999-CAM1, Cl. A4, 7.02%, 2032	70,000		76,409
Ser. 1999-RM1, Cl. A2, 6.71%, 2031	200,000		214,046
Ser. 2001-PPM, Cl. A3, 6.54%, 2031	248,527		262,164
			2,323,945
Commercial Services—.8%
Aramark Services,
Sr. Notes, 7%, 2007	250,000		261,039
Equifax,
Notes, 6.3%, 2005	140,000		140,000
			401,039
Consumer—.0%
Scotts,
Sr. Sub. Notes, 6.625%, 2013	20,000		20,750
Containers—.3%
Sealed Air,
Bonds, 6.875%, 2033	120,000	[b]	133,369

The Fund 11

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Principal
Bonds and Notes (continued)	Amount[a]	Value ($)

Environmental Control—.4%
Oakmont Asset Trust,
Notes, 4.514%, 2008	105,000 [b]	105,206
Waste Management:
Sr. Notes, 7%, 2028	75,000	87,254
Sr. Notes, 7.375%, 2029	30,000	36,216
		228,676
Financial Services—6.1%
Amvescap:
Notes, 5.375%, 2013	135,000	139,114
Notes, 5.375%, 2014	185,000	188,115
Sr. Notes, 5.9%, 2007	225,000	231,012
Deluxe,
Notes, Ser. B, 3.5%, 2007	135,000	132,012
Ford Motor Credit:
Global Landmark Securities, 4.39%, 2007	140,000 [c]	137,112
Notes, 6.5%, 2007	385,000	387,905
Sr. Unsub. Notes, 7.2%, 2007	115,000	116,373
GMAC:
Notes, 4.05%, 2007	460,000 [c]	450,134
Notes, 4.1%, 2007	140,000 [c]	135,174
Glencore Funding,
Notes, 6%, 2014	305,000 [b]	292,953
HSBC Finance,
Notes, 5.75%, 2007	155,000	159,042
Jefferies:
Sr. Notes, 7.75%, 2012	55,000	63,168
Sr. Notes, Ser. B, 7.5%, 2007	70,000	74,555
Lehman Brothers,
Notes, 8.5%, 2007	153,000	164,799
Leucadia National,
Sr. Notes, 7%, 2013	115,000	115,575
MBNA Capital,
Capital Securities, Ser. A, 8.278%, 2026	80,000	86,528
Pemex Finance,
Ser. 1999-2, Cl. A1, 9.69%, 2009	255,000	280,506
		3,154,077
Food & Beverages—1.6%
H.J. Heinz,
Bonds, 6.189%, 2005	375,000 [b,c]	378,567
Kraft Foods,
Notes, 4.625%, 2006	250,000	251,712

12

		Principal
Bonds and Notes (continued)		Amount[a]		Value ($)

Food & Beverages (continued)
Safeway,
Sr. Notes, 4.125%, 2008		85,000		83,841
Stater Brothers,
Sr. Notes, 8.125%, 2012		100,000	[d]	98,000
				812,120
Foreign/Governmental—6.9%
Australian Government,
Bonds, 5.25%, 2010	AUD	1,090,000 [d]		834,174
Banco Nacional de Desenvolvimento
Economico e Social,
Unsub. Notes, 5.822%, 2008		250,000	[c]	253,804
Deutschland,
Bonds, 4%, 2009	EUR	590,000		759,141
Fondo LatinoAmericano,
Notes, 3%, 2006		115,000	[b]	114,010
Republic of Argentina,
Bonds, 3.01%, 2012		310,000	[c]	282,152
Republic of El Salvador:
Notes, 8.5%, 2011		60,000	[b]	69,600
Notes, 9.5%, 2006		120,000		126,974
Russian Federation:
Unsub. Notes, 10%, 2007		335,000	[b]	371,013
Unsub. Notes, 10%, 2007		125,000		137,912
Unsub. Notes, 12.75%, 2028		155,000		280,784
Ukraine Government,
Notes, 6.365%, 2009		100,000	[b,c]	108,125
United Mexican States,
Notes, Ser. A, 6.625%, 2015		210,000	[d]	231,630
				3,569,319
Gaming/Lodging—1.1%
Ameristar Casinos,
Sr. Sub. Notes, 10.75%, 2009		35,000		38,237
Caesars Entertainment:
Sr. Notes, 8.5%, 2006		50,000		52,938
Sr. Sub. Notes, 7.875%, 2005		80,000		81,400
Carnival,
Notes, 7.3%, 2007		120,000		126,413
MGM Mirage,
Sr. Notes, 6%, 2009		90,000		90,900
Mohegan Tribal Gaming Authority:
Sr. Notes, 6.125%, 2013		20,000	[b]	20,300
Sr. Sub. Notes, 7.125%, 2014		60,000		63,150

The Fund 13

STATEMENT OF INVESTMENTS (Unaudited) (continued)

		Principal
Bonds and Notes (continued)		Amount[a]	Value ($)

Gaming/Lodging (continued)
Turning Stone Casino Entertainment,
Sr. Notes, 9.125%, 2010		80,000 [b]	85,000
			558,338
Health Care—.5%
Coventry Health Care,
Sr. Notes, 5.875%, 2012		60,000	61,350
HCA,
Sr. Notes, 7.125%, 2006		100,000	102,644
Medco Health Solutions,
Sr. Notes, 7.25%, 2013		35,000	39,461
UnitedHealth,
Sr. Notes, 5.2%, 2007		80,000	81,316
			284,771
Industrial—1.8%
International Steel,
Sr. Notes, 6.5%, 2014		125,000	120,625
Ispat Inland ULC,
Secured Notes, 9.75%, 2014		35,000	40,950
RPM International:
Bonds, 6.25%, 2013		145,000	152,810
Sr. Notes, 4.45%, 2009		125,000	123,248
Teck Cominco,
Notes, 7%, 2012		165,000	184,513
Tyco International,
Notes, 6.125%, 2007	EUR	260,000	335,779
			957,925
Insurance—1.4%
ACE Capital Trust II,
Capital Securities, 9.7%, 2030		140,000	193,761
American International,
Notes, Ser. F, 2.85%, 2005		130,000	129,551
Cincinnati Financial,
Notes, 6.125%, 2034		145,000	159,801
Nationwide Mutual Insurance,
Notes, 7.875%, 2033		110,000 [b]	138,662
Prudential Financial,
Sr. Notes, 4.104%, 2006		100,000	100,310
			722,085

14

	Principal
Bonds and Notes (continued)	Amount[a]	Value ($)

Manufacturing—.9%
Bombardier:
Notes, 6.3%, 2014	200,000 [b]	182,000
Notes, 7.45%, 2034	320,000 [b]	273,600
		455,600
Oil & Gas—1.5%
Amerada Hess,
Notes, 6.65%, 2011	120,000	132,217
Colorado Interstate Gas,
Sr. Notes, 5.95%, 2015	70,000 [b]	69,362
Enterprise Products Operating,
Sr. Notes, Ser. B, 4.625%, 2009	255,000	254,104
Pemex Project Funding Master Trust,
Notes, 7.375%, 2014	205,000	230,420
Sempra Energy,
Sr. Notes, 4.621%, 2007	80,000	80,413
		766,516
Paper & Paper Related—1.7%
Celulosa Arauco y Constitucion,
Notes, 5.625%, 2015	120,000 [b]	122,809
Georgia-Pacific,
Sr. Notes, 8.875%, 2010	230,000	262,200
Sappi Papier,
Notes, 6.75%, 2012	240,000 [b]	256,836
Temple-Inland,
Notes, 5.003%, 2007	260,000	262,483
		904,328
Pipelines—.8%
ANR Pipeline,
Sr. Notes, 7%, 2025	50,000	51,223
El Paso Natural Gas,
Sr. Notes, Ser. A, 7.625%, 2010	130,000	137,891
Northwest Pipeline,
Debs., 6.625%, 2007	210,000	217,350
		406,464
Printing/Publishing—.1%
R.R. Donnelley & Sons,
Notes, 5%, 2006	70,000	70,614

The Fund 15

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Principal
Bonds and Notes (continued)	Amount[a]		Value ($)

Racetracks—.1%
Speedway Motorsports,
Sr. Sub. Notes, 6.75%, 2013	70,000		72,450
Real Estate—2.8%
Archstone-Smith Operating Trust:
Notes, 3%, 2008	85,000		81,759
Sr. Notes, 5%, 2007	75,000		76,302
Arden Realty:
Notes, 5.2%, 2011	65,000		66,053
Sr. Notes, 7%, 2007	60,000		63,706
Boston Properties,
Sr. Notes, 5.625%, 2015	85,000		89,423
Duke Realty:
Sr. Notes, 5.25%, 2010	70,000		72,060
Sr. Notes, 6.95%, 2011	170,000		188,128
EOP Operating,
Notes, 7.5%, 2029	110,000		132,414
ERP Operating,
Notes, 4.75%, 2009	55,000		55,543
Healthcare Realty Trust,
Sr. Notes, 8.125%, 2011	275,000		315,234
Mack-Cali Realty:
Notes, 5.05%, 2010	130,000		131,757
Notes, 5.125%, 2015	75,000		74,867
Simon Property,
Notes, 4.6%, 2010	105,000	[b]	105,173
			1,452,419
Residential Mortgage
Pass-Through Ctfs.—4.0%
Banc of America Mortgage Securities,
Ser. 2004-F, Cl. 2A7, 4.17%, 2034	393,132	[c]	389,641
Citigroup Mortgage Loan Trust,
Ser. 2005-WF1, Cl. A5, 5.01%, 2035	140,000		141,224
Countrywide Alternative Loan Trust:
Ser. 2004-J5, Cl. 1AI, 3.5%, 2034	28,363	[c]	28,387
Ser. 2005-J4, Cl. 2A1B, 3.43%, 2035	115,000	[c]	115,000
Stripped Security, Interest Only Class,
Ser. 2004-J5, Cl. 1AIO, .75%, 2006	3,327,690	[f]	20,178

16

	Principal
Bonds and Notes (continued)	Amount[a]		Value ($)

Residential Mortgage Pass-Through Ctfs. (continued)
J.P. Morgan Mortgage Trust,
Ser. 2005-A1, Cl. 5A1, 4.484%, 2035	81,508	[c]	80,449
Nomura Asset Acceptance:
Ser. 2005-AP1, Cl. 2A5, 4.855%, 2035	200,000		200,388
Ser. 2005-AP2, Cl. A5, 4.976%, 2035	150,000		152,648
Ser. 2005-WF1, Cl. 2A5, 5.159%, 2035	115,000		116,810
Structured Adjustable Rate Mortgage Loan,
Ser. 2005-8XS, Cl. A1, 3.41%, 2035	346,752	[c]	346,752
Structured Asset Mortgage Investments,
Ser. 1998-2, Cl. B, 6.75%, 2030	2,565		2,554
Washington Mutual:
Ser. 2003-AR10, Cl. A6, 4.08%, 2033	203,000	[c]	202,120
Ser. 2004-AR7, Cl. A6, 3.95%, 2034	135,000	[c]	133,489
Ser. 2004-AR9, Cl. A7, 4.21%, 2034	165,000	[c]	164,914
			2,094,554
Retail—.2%
May Department Stores:
Notes, 3.95%, 2007	45,000		44,711
Notes, 4.8%, 2009	45,000		45,531
			90,242
Semiconductors—.1%
Freescale Semiconductor,
Sr. Notes, 6.875%, 2011	70,000		74,550
State Government—2.0%
Badger Tobacco Asset Securitization,
Asset-Backed Ctfs., 6.125%, 2027	190,000		201,769
Golden State Tobacco Securitization,
Asset-Backed Ctfs., Ser. A-3, 7.875%, 2042	580,000		700,356
Sacramento County California Pension Funding,
Bonds, Ser. C-1, 0%, 2030	100,000		96,094
Tobacco Settlement Financing Corp. N.J.,
Asset-Backed Ctfs., 5.75%, 2032	20,000		20,808
			1,019,027
Technology—.3%
Hewlett-Packard,
Notes, 5.75%, 2006	170,000		174,016

The Fund 17

STATEMENT OF INVESTMENTS (Unaudited) (continued)

		Principal
Bonds and Notes (continued)		Amount[a]		Value ($)

Telecommunications—3.3%
ALLTEL:
Debs., 6.75%, 2005		100,000		100,560
Notes, 4.656%, 2007		150,000		151,244
Deutsche Telekom International Finance,
Notes, 8.75%, 2030		285,000	[c]	387,082
France Telecom:
Notes, 7.95%, 2006		250,000	[c]	255,518
Notes, 8.5%, 2011		110,000	[c]	127,801
MCI,
Sr. Notes, 6.908%, 2007		41,000	[c]	41,666
Nextel Communications,
Sr. Notes, 5.95%, 2014		170,000		177,438
Qwest:
Notes, 5.625%, 2008		70,000		69,125
Sr. Notes, 6.67%, 2013		100,000	[b,c]	102,875
Sr. Notes, 7.875%, 2011		65,000	[b]	68,088
SBC Communications,
Notes, 5.625%, 2016		90,000		95,090
Sprint Capital,
Notes, 8.75%, 2032		95,000		132,569
				1,709,056
Tobacco—.7%
Philip Morris Capital,
Bonds, 4%, 2006	CHF	460,000		367,267
U.S. Government—5.9%
U.S. Treasury Bonds,
6.25%, 5/15/2030		685,000		892,452
U.S. Treasury Inflation Protected Securities,
3%, 7/15/2012		941,401	[d,g]	1,036,138
U.S. Treasury Notes:
2.875%, 11/30/2006		650,000	[d]	643,577
3.375%, 9/15/2009		220,000		217,241
4.25%, 8/15/2013		230,000	[d]	235,822
				3,025,230
U.S. Government Agencies/Mortgage-Backed—32.4%
Federal Home Loan Mortgage Corp.:
4%, 10/1/2009		113,027		112,463
4.5%, 10/1/2009		112,863		113,463
5%, 10/1/2018		619,626		627,174
6%, 7/1/2017-4/1/2033		373,770		384,571

18

	Principal
Bonds and Notes (continued)	Amount[a]	Value ($)

U.S. Government Agencies/
Mortgage-Backed (continued)
Federal National Mortgage Association:
3.53%, 7/1/2010	289,969	280,363
4.06%, 6/1/2013	100,000	95,812
4.5%	2,050,000 [h]	2,041,021
5%	3,535,000 [h]	3,539,104
5%, 7/1/2011-4/1/2019	694,682	702,830
5.5%	1,335,000 [h]	1,356,879
5.5%, 12/1/2024-1/1/2034	1,693,857	1,722,146
6%	550,000 [h]	568,734
6%, 2/1/2033-6/1/2033	350,219	359,413
6.5%, 12/1/2031-11/1/2032	621,860	644,847
7%, 5/1/2032-7/1/2032	87,977	92,843
Grantor Trust:
Ser. 2001-T6, Cl. B, 6.088%, 5/25/2011	275,000	300,523
Ser. 2001-T11, Cl. B, 5.503%, 9/25/2011	75,000	80,150
Government National Mortgage Association I:
6.5%, 9/15/2032	154,822	161,933
8%, 2/15/2030-5/15/2030	12,085	13,067
Ser. 2003-64, Cl. A, 3.089%, 4/16/2024	34,996	34,459
Ser. 2003-88, Cl. AC, 2.9141%, 6/16/2018	291,934	283,529
Ser. 2003-96, Cl. B, 3.6072%, 8/16/2018	175,000	172,170
Ser. 2004-9, Cl. A, 3.36%, 8/16/2022	117,284	114,350
Ser. 2004-23, Cl. B, 2.946%, 3/16/2019	140,000	135,201
Ser. 2004-25, Cl. AB, 1.698%, 11/16/2006	18,970	18,932
Ser. 2004-25, Cl. AC, 3.377%, 1/16/2023	350,000	341,748
Ser. 2004-43, Cl. A, 2.822%, 12/16/2019	370,867	359,064
Ser. 2004-51, Cl. A, 4.145%, 2/16/2018	247,503	246,550
Ser. 2004-57, Cl. A, 3.022%, 1/16/2019	200,830	195,442
Ser. 2004-67, Cl. A, 3.648%, 9/16/2017	242,933	239,714
Ser. 2004-77, Cl. A, 3.402%, 3/16/2020	216,112	211,538
Ser. 2004-97, Cl. AB, 3.084%, 4/16/2022	220,331	213,716
Ser. 2004-108, Cl. A, 3.999%, 5/16/2027	123,465	122,267
Ser. 2005-9, Cl. A, 4.026%, 5/16/2022	98,797	98,036
Ser. 2005-12, Cl. A, 4.044%, 5/16/2021	67,780	67,392
Ser. 2005-14, Cl. A, 4.13%, 2/16/2027	148,602	147,618
Ser. 2005-29, Cl. A, 4.02%, 7/16/2027	171,635	169,825
Ser. 2005-32, Cl. B, 4.39%, 8/16/2030	150,000	150,056
Ser. 2005-42, Cl. A, 4.045%, 7/16/2020	150,000	149,445
Ser. 2005-50, Cl. A, 4.28%, 8/16/2040	125,000	124,375
		16,792,763

The Fund 19

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Principal
Bonds and Notes (continued)	Amount[a]		Value ($)

Utilities-Gas/Electric—5.6%
Ameren,
Bonds, 4.263%, 2007	50,000		50,064
Consumers Energy:
First Mortgage Bonds, 5.5%, 2016	100,000		104,660
First Mortgage Bonds, Ser. B, 5.375%, 2013	185,000		192,198
First Mortgage Bonds, Ser. F, 4%, 2010	155,000		151,334
Dominion Resources,
Notes, Ser. A, 3.66%, 2006	95,000		94,400
FPL Energy National Wind,
Notes, 5.608%, 2024	100,000	[b]	102,336
FirstEnergy:
Sr. Notes, Ser. A, 5.5%, 2006	310,000		315,414
Sr. Notes, Ser. B, 6.45%, 2011	115,000		125,817
IPALCO Enterprises,
Sr. Secured Notes, 8.625%, 2011	75,000	[c]	84,750
Illinois Power,
First Mortgage Bonds, 7.5%, 2009	115,000		128,442
Indianapolis Power & Light,
First Mortgage Bonds, 6.6%, 2034	35,000	[b]	40,822
Nevada Power,
Bonds, 5.875%, 2015	50,000	[b]	50,500
Niagara Mohawk Power,
Sr. Notes, Ser. G, 7.75%, 2008	35,000	[d]	38,483
NiSource Capital Markets,
Notes, 7.86%, 2017	75,000		90,493
NiSource Finance,
Notes, 3.85%, 2009	275,000	[c]	276,352
Northern States Power,
First Mortgage Bonds, 2.875%, 2006	125,000		123,553
PPL Capital Funding Trust I,
Notes, 7.29%, 2006	220,000		225,341
TXU:
Notes, 4.8%, 2009	145,000	[b]	143,082
Notes, 5.55%, 2014	135,000	[b]	131,606
Notes, Ser. C, 6.375%, 2008	65,000		67,546
Sr. Notes, Ser. J, 6.375%, 2006	125,000		127,741
Teco Energy,
Sr. Notes, 6.75%, 2015	20,000	[b]	21,300

20

	Principal
Bonds and Notes (continued)	Amount[a]	Value ($)

Utilities-Gas/Electric (continued)
United Utilities,
Notes, 6.25%, 2005	55,000	55,155
Westar Energy,
First Mortgage Bonds, 7.875%, 2007	160,000	170,356
		2,911,745
Total Bonds and Notes
(cost $56,701,325)		57,220,640

Preferred Stocks—.9%	Shares	Value ($)

Banking—.1%
Sovereign Capital Trust IV,
Conv., $2.1875	1,400	61,950
Real Estate—.8%
Equity Office Properties Trust,
Ser. B, Cum. Conv., $2.625	7,840	400,820
Total Preferred Stocks
(cost $446,811)		462,770

	Face Amount
	Covered by
Options—.1%	Contracts ($)	Value ($)

Call Options—.1%
Dow Jones CDX.NA.IG.4
September 2005 @ .56	1,300,000	2,015
U.S. Treasury Notes,
4%, 2/15/2015, August 2005 @ 98.453125	1,040,000	20,737
U.S. Treasury Notes,
4.125%, 5/15/2015, July 2005 @ 100.21875	2,550,000	26,098
U.S. Treasury Notes,
4.125%, 5/15/2015, August 2005 @ 101.328125	1,015,000	10,079
		58,929
Put Options—.0%
U.S. Treasury Notes,
4.125%, 5/15/2015, July 2005 @ 100.21875	2,550,000	8,168
Total Options
(cost $68,091)		67,097

The Fund 21

STATEMENT OF INVESTMENTS (Unaudited) (continued)

		Principal
Short-Term Investments—3.1%		Amount ($)	Value ($)

U.S. Treasury Bills:
2.97%, 9/8/2005		50,000 [i]	49,714
3.03%, 12/1/2005		1,600,000	1,578,624
Total Short-Term Investments
(cost $1,628,077)			1,628,338

Investment of Cash Collateral
for Securities Loaned—4.5%		Shares	Value ($)

Registered Investment Company;
Dreyfus Institutional Cash Advantage Plus Fund
(cost $2,320,056)		2,320,056 [j]	2,320,056

Total Investments (cost $61,164,360)		119.1%	61,698,901

Liabilities, Less Cash and Receivables		(19.1%)	(9,916,196)

Net Assets		100.0%	51,782,705

[a]	Principal amount stated in U.S. Dollars unless otherwise noted.
AUD—Australian Dollars
CHF—Swiss Francs
EUR—Euro
[b]	Securities exempt from registration under Rule 144A of the Securities Act of 1933.These securities may be resold in
	transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2005, these securities
	amounted to $5,867,081 or 11.3% of net assets.
[c]	Variable rate security—interest rate subject to periodic change.
[d]	All or a portion of these securities are on loan. At June 30, 2005, the total market value of the fund's securities on
	loan is $3,018,491 and the total market value of the collateral held by the fund is $3,182,806, consisting of cash
	collateral of $2,320,056 and U.S. Government and agency securities valued at $862,750.
[e]	Zero coupon until a specified date at which time the stated coupon rate becomes effective until maturity.
[f] Notional face amount shown.
[g]	Principal amount for accrual purposes is periodically adjusted based on changes in the Consumer Price Index.
[h]	Purchased on a forward commitment basis.
[i]	Held by broker as collateral for open financial futures.
[j]	Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited) †

	Value (%)		Value (%)

Corporate Bonds	41.9	State Government	2.0
U.S.Government/Agency Securities	38.3	Preferred Stocks	.9
Mortgage/Asset Backed	21.4	Futures/Options/Swaps/ Forward
Short-Term/Money		Currency Exchange Contracts	.0
Market Investments	7.6
Foreign	6.9		119.0

† Based on net assets.
See notes to financial statements.

22

STATEMENT OF FINANCIAL FUTURES June 30, 2005 (Unaudited)
				Unrealized
		Market Value		Appreciation/
		Covered		(Depreciation)
	Contracts	by Contracts ($)	Expiration	at 6/30/2005 ($)

Financial Futures Short
U.S. Treasury 2 Year Notes	4	830,750	September 2005	125
U.S. Treasury 5 Year Notes	7	762,234	September 2005	(997)
				(872)

See notes to financial statements.
STATEMENT OF OPTIONS WRITTEN June 30, 2005 (Unaudited)
	Face Amount
	Covered by
Issuer	Contracts	Value ($)

Dow Jones CDX.NA.IG.4
September 2005 @ .51	2,600,000	2,158
U.S. Treasury Notes,
4%, 2/15/2015, August 2005 @ 100	2,080,000	18,762
U.S. Treasury Notes,
4.125%, 5/15/2015, August 2005 @ 102.859375	2,030,000	8,688
(Premiums received $26,653)		29,608

See notes to financial statements.
The Fund 23

STATEMENT OF ASSETS AND LIABILITIES June 30, 2005 (Unaudited)
			Cost	Value

Assets ($):
Investments in securities—See Statement
of Investments (including securities on loan,
valued at $3,018,491)—Note 1(c):
Unaffiliated issuers			58,844,304	59,378,845
Affiliated issuers			2,320,056	2,320,056
Cash				172,039
Receivable for investment securities sold				1,328,725
Dividends and interest receivable				449,727
Unrealized appreciation on swaps—Note 4				24,374
Unrealized appreciation on forward
currency exchange contracts—Note 4				5,863
Receivable for futures variation margin—Note 4				1,094
Paydown receivable				611
				63,681,334

Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(b)				43,438
Payable for investment securities purchased				9,314,275
Liability for securities on loan—Note 1(c)				2,320,056
Unrealized depreciation on swaps—Note 4				105,120
Payable for shares of Beneficial Interest redeemed				81,670
Outstanding options written, at value (premiums
received $26,653)—See Statement of Options Written				29,608
Unrealized depreciation on forward currency
exchange contracts—Note 4				4,462
				11,898,629

Net Assets ($)				51,782,705

Composition of Net Assets ($):
Paid-in capital				58,177,982
Accumulated distributions in excess of investment income—net				(284,870)
Accumulated net realized gain (loss) on investments				(6,557,679)
Accumulated net unrealized appreciation (depreciation)
on investments and foreign currency transactions
[including ($872) net unrealized (depreciation) on financial futures]				447,272

Net Assets ($)				51,782,705

Net Asset Value Per Share
	Class A	Class B	Class C	Class R

Net Assets ($)	43,471,307	4,764,153	1,688,764	1,858,481
Shares Outstanding	3,973,993	435,575	154,261	170,050

Net Asset Value Per Share ($)	10.94	10.94	10.95	10.93
See notes to financial statements.

24

STATEMENT OF OPERATIONS Six Months Ended June 30, 2005 (Unaudited)
Investment Income ($):
Income:
Interest	1,173,446
Cash dividends	11,821
Income from securities lending	4,236
Total Income	1,189,503
Expenses:
Management fee—Note 3(a)	181,401
Distribution and service fees—Note 3(b)	89,451
Loan commitment fees—Note 2	148
Total Expenses	271,000
Investment Income—Net	918,503

Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments and foreign currency transactions	605,807
Net realized gain (loss) on forward currency exchange contracts	241,668
Net realized gain (loss) on financial futures	59,737
Net realized gain (loss) on swap transactions	27,716
Net realized gain (loss) on options transactions	(26,570)
Net Realized Gain (Loss)	908,358
Net unrealized appreciation (depreciation) on investments,
options foreign currency transactions and swap transactions
[including ($872) net unrealized (depreciation) on financial futures]	(707,035)
Net Realized and Unrealized Gain (Loss) on Investments	201,323
Net Increase in Net Assets Resulting from Operations	1,119,826

See notes to financial statements.
The Fund 25

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	June 30, 2005	Year Ended
	(Unaudited)	December 31, 2004

Operations ($):
Investment income—net	918,503	1,810,797
Net realized gain (loss) on investments	908,358	1,279,546
Net unrealized appreciation
(depreciation) on investments	(707,035)	(473,181)
Net Increase (Decrease) in Net Assets
Resulting from Operations	1,119,826	2,617,162

Dividends to Shareholders from ($):
Investment income—net:
Class A shares	(941,473)	(1,857,056)
Class B shares	(100,495)	(294,406)
Class C shares	(29,690)	(58,188)
Class R shares	(41,818)	(89,430)
Net realized gain on investments:
Class A shares	—	(162,127)
Class B shares	—	(24,367)
Class C shares	—	(5,995)
Class R shares	—	(7,103)
Total Dividends	(1,113,476)	(2,498,672)

Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Class A shares	2,775,851	4,553,755
Class B shares	333,185	924,770
Class C shares	215,216	712,131
Class R shares	73,942	43,431
Dividends reinvested:
Class A shares	768,150	1,676,686
Class B shares	71,554	207,747
Class C shares	15,045	26,626
Class R shares	30,419	70,620
Cost of shares redeemed:
Class A shares	(3,546,521)	(6,678,813)
Class B shares	(2,174,858)	(4,912,989)
Class C shares	(140,039)	(832,552)
Class R shares	(172,464)	(396,870)
Increase (Decrease) in Net Assets
from Beneficial Interest Transactions	(1,750,520)	(4,605,458)
Total Increase (Decrease) in Net Assets	(1,744,170)	(4,486,968)

Net Assets ($):
Beginning of Period	53,526,875	58,013,843
End of Period	51,782,705	53,526,875
Distributions in excess of investment income—net	(284,870)	(89,897)

26

	Six Months Ended
	June 30, 2005	Year Ended
	(Unaudited)	December 31, 2004

Capital Share Transactions:
Class Aa
Shares sold	254,548	417,605
Shares issued for dividends reinvested	70,531	153,629
Shares redeemed	(326,017)	(614,523)
Net Increase (Decrease) in Shares Outstanding	(938)	(43,289)

Class B [a]
Shares sold	30,615	84,696
Shares issued for dividends reinvested	6,570	19,036
Shares redeemed	(199,463)	(451,478)
Net Increase (Decrease) in Shares Outstanding	(162,278)	(347,746)

Class C
Shares sold	19,765	64,695
Shares issued for dividends reinvested	1,380	2,437
Shares redeemed	(12,899)	(76,179)
Net Increase (Decrease) in Shares Outstanding	8,246	(9,047)

Class R
Shares sold	6,783	3,963
Shares issued for dividends reinvested	2,796	6,477
Shares redeemed	(15,782)	(36,370)
Net Increase (Decrease) in Shares Outstanding	(6,203)	(25,930)

[a] During the period ended June 30, 2005, 98,771 Class B shares representing $1,079,659 were automatically converted to 98,767 Class A shares and during the period ended December 31, 2004, 181,667 Class B shares representing $1,976,034 were automatically converted to 181,651 Class A shares.
See notes to financial statements.

The Fund 27

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

Six Months Ended
June 30, 2005			Year Ended December 31,

Class A Shares	(Unaudited)	2004[a]	2003	2002	2001[b]	2000

Per Share Data ($):
Net asset value,
beginning of period	10.94	10.90	10.75	10.37	10.29	9.99
Investment Operations:
Investment income—net	.20[c]	.37[c]	.33[c]	.38[c]	.52[c]	.61
Net realized and unrealized
gain (loss) on investments	.04	.18	.26	.42	.10	.30
Total from Investment Operations	.24	.55	.59	.80	.62	.91
Distributions:
Dividends from investment
income—net	(.24)	(.47)	(.39)	(.42)	(.54)	(.61)
Dividends from net realized
gain on investments	—	(.04)	(.05)	—	—	—
Total Distributions	(.24)	(.51)	(.44)	(.42)	(.54)	(.61)
Net asset value, end of period	10.94	10.94	10.90	10.75	10.37	10.29

Total Return (%) [d]	2.20[e]	5.15	5.51	7.87	6.09	9.53

28

	Six Months Ended
	June 30, 2005		Year Ended December 31,

Class A Shares	(Unaudited)	2004[a]	2003	2002	2001[b]	2000

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.95[f]	.95	.95	.95	.95	.95
Ratio of net investment income
to average net assets	3.63[f]	3.38	3.06	3.63	5.01	6.16
Portfolio Turnover Rate	167.62[e,g] 315.33[g]		469.41[g]	524.46	477.71	531.86

Net Assets, end of period
($ X 1,000)	43,471	43,466	43,811	47,571	49,729	51,527

[a]	As of January 1, 2004, the fund has adopted the method of accounting for interim payments on swap contracts in
	accordance with Financial Accounting Standards Board Statement No. 133.These interim payments are reflected
	within net realized and unrealized gain (loss) on swap contracts, however, prior to January 1, 2004, these interim
	payments were reflected within interest income/expense in the Statement of Operations.The effect of these changes for
	the fiscal year ended December 31, 2004, was to decrease net investment income per share by $.02, increase net
	realized and unrealized gain (loss) on investments per share by $.02 and decrease the ratio of net investment income
	to average net assets from 3.52% to 3.38%.
[b]	As required, effective January 1, 2001, the fund has adopted the provisions of the AICPA Audit and Accounting
	Guide for Investment Companies and began accreting discount or amortizing premium on fixed income securities on a
	scientific basis and including paydown gains and losses in interest income.The effect of this change for the period
	ended December 31, 2001 was to decrease net investment income per share by $.02, increase net realized and
	unrealized gain (loss) on investments per share by $.02 and decrease the ratio of net investment income to average net
	assets from 5.16% to 5.01%. Per share data and ratios/supplemental data for periods prior to January 1, 2001
	have not been restated to reflect this change in presentation.
[c]	Based on average shares outstanding at each month end.
[d] Exclusive of sales charge.
[e] Not annualized.
[f] Annualized.
[g]	The portfolio turnover rates excluding mortgage dollar roll transactions for the period ended June 30, 2005 and the
	years ended December 31, 2004 and December 31, 2003 were 103.84%, 189.68% and 272.57%, respectively.
See notes to financial statements.

The Fund 29

FINANCIAL HIGHLIGHTS (continued)
Six Months Ended
June 30, 2005			Year Ended December 31,

Class B Shares	(Unaudited)	2004[a]	2003	2002	2001[b]	2000

Per Share Data ($):
Net asset value,
beginning of period	10.93	10.90	10.75	10.37	10.29	9.99
Investment Operations:
Investment income—net	.16[c]	.30[c]	.25[c]	.30[c]	.44[c]	.54
Net realized and unrealized
gain (loss) on investments	.05	.16	.25	.42	.10	.30
Total from Investment Operations	.21	.46	.50	.72	.54	.84
Distributions:
Dividends from investment
income—net	(.20)	(.39)	(.30)	(.34)	(.46)	(.54)
Dividends from net realized
gain on investments	—	(.04)	(.05)	—	—	—
Total Distributions	(.20)	(.43)	(.35)	(.34)	(.46)	(.54)
Net asset value, end of period	10.94	10.93	10.90	10.75	10.37	10.29

Total Return (%) [d]	1.91[e]	4.27	4.73	7.07	5.30	8.73

30

	Six Months Ended
	June 30, 2005		Year Ended December 31,

Class B Shares	(Unaudited)	2004[a]	2003	2002	2001[b]	2000

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.70[f]	1.70	1.70	1.70	1.70	1.70
Ratio of net investment income
to average net assets	2.96[f]	2.77	2.31	2.91	4.27	5.41
Portfolio Turnover Rate	167.62[e,g] 315.33[g]		469.41[g]	524.46	477.71	531.86

Net Assets, end of period
($ X 1,000)	4,764	6,537	10,309	12,470	14,172	15,069

[a]	As of January 1, 2004, the fund has adopted the method of accounting for interim payments on swap contracts in
	accordance with Financial Accounting Standards Board Statement No. 133.These interim payments are reflected
	within net realized and unrealized gain (loss) on swap contracts, however, prior to January 1, 2004, these interim
	payments were reflected within interest income/expense in the Statement of Operations.The effect of these changes for
	the fiscal year ended December 31, 2004, was to decrease net investment income per share by $.01, increase net
	realized and unrealized gain (loss) on investments per share by $.01 and decrease the ratio of net investment income
	to average net assets from 2.88% to 2.77%.
[b]	As required, effective January 1, 2001, the fund has adopted the provisions of the AICPA Audit and Accounting
	Guide for Investment Companies and began accreting discount or amortuzing premium on fixed income securities on
	a scientific basis and including paydown gains and losses in interest income.The effect of this change for the period
	ended December 31, 2001 was to decrease net investment income per share by $.02, increase net realized and
	unrealized gain (loss) on investments per share by $.02 and decrease the ratio of net investment income to average net
	assets from 4.42% to 4.27%. Per share data and ratios/supplemental data for periods prior to January 1, 2001
	have not been restated to reflect this change in presentation.
[c]	Based on average shares outstanding at each month end.
[d] Exclusive of sales charge.
[e] Not annualized.
[f] Annualized.
[g]	The portfolio turnover rates excluding mortgage dollar roll transactions for the period ended June 30, 2005 and the
	years ended December 31, 2004 and December 31, 2003 were 103.84%, 189.68% and 272.57%, respectively.
See notes to financial statements.

The Fund 31

FINANCIAL HIGHLIGHTS (continued)
Six Months Ended
June 30, 2005			Year Ended December 31,

Class C Shares	(Unaudited)	2004[a]	2003	2002	2001[b]	2000

Per Share Data ($):
Net asset value,
beginning of period	10.94	10.91	10.76	10.38	10.30	10.00
Investment Operations:
Investment income—net	.16[c]	.29[c]	.25[c]	.31[c]	.45[c]	.54
Net realized and unrealized
gain (loss) on investments	.05	.17	.25	.41	.09	.30
Total from Investment Operations	.21	.46	.50	.72	.54	.84
Distributions:
Dividends from investment
income—net	(.20)	(.39)	(.30)	(.34)	(.46)	(.54)
Dividends from net realized
gain on investments	—	(.04)	(.05)	—	—	—
Total Distributions	(.20)	(.43)	(.35)	(.34)	(.46)	(.54)
Net asset value, end of period	10.95	10.94	10.91	10.76	10.38	10.30

Total Return (%) [d]	1.92[e]	4.28	4.73	7.06	5.29	8.73

32

	Six Months Ended
	June 30, 2005		Year Ended December 31,

Class C Shares	(Unaudited)	2004[a]	2003	2002	2001[b]	2000

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.70[f]	1.70	1.70	1.70	1.70	1.70
Ratio of net investment income
to average net assets	2.87[f]	2.66	2.31	2.92	4.30	5.42
Portfolio Turnover Rate	167.62[e,g] 315.33[g]		469.41[g]	524.46	477.71	531.86

Net Assets, end of period
($ X 1,000)	1,689	1,598	1,692	1,980	2,245	2,834

[a]	As of January 1, 2004, the fund has adopted the method of accounting for interim payments on swap contracts in
	accordance with Financial Accounting Standards Board Statement No. 133.These interim payments are reflected
	within net realized and unrealized gain (loss) on swap contracts, however, prior to January 1, 2004, these interim
	payments were reflected within interest income/expense in the Statement of Operations.The effect of these changes for
	the fiscal year ended December 31, 2004, was to decrease net investment income per share by $.01, increase net
	realized and unrealized gain (loss) on investments per share by $.01 and decrease the ratio of net investment income
	to average net assets from 2.80% to 2.66%.
[b]	As required, effective January 1, 2001, the fund has adopted the provisions of the AICPA Audit and Accounting
	Guide for Investment Companies and began accreting discount or amortizing premium on fixed income securities on a
	scientific basis and including paydown gains and losses in interest income.The effect of this change for the period
	ended December 31, 2001 was to decrease net investment income per share by $.02, increase net realized and
	unrealized gain (loss) on investments per share by $.02 and decrease the ratio of net investment income to average net
	assets from 4.44% to 4.30%. Per share data and ratios/supplemental data for periods prior to January 1, 2001
	have not been restated to reflect this change in presentation.
[c]	Based on average shares outstanding at each month end.
[d] Exclusive of sales charge.
[e] Not annualized.
[f] Annualized.
[g]	The portfolio turnover rates excluding mortgage dollar roll transactions for the period ended June 30, 2005 and the
	years ended December 31, 2004 and December 31, 2003 were 103.84%, 189.68% and 272.57%, respectively.
See notes to financial statements.

The Fund 33

FINANCIAL HIGHLIGHTS (continued)
Six Months Ended
June 30, 2005			Year Ended December 31,

Class R Shares	(Unaudited)	2004[a]	2003	2002	2001[b]	2000

Per Share Data ($):
Net asset value,
beginning of period	10.93	10.89	10.74	10.36	10.28	9.98
Investment Operations:
Investment income—net	.21[c]	.39[c]	.37[c]	.41[c]	.56[c]	.65
Net realized and unrealized
gain (loss) on investments	.04	.19	.24	.41	.08	.29
Total from Investment Operations	.25	.58	.61	.82	.64	.94
Distributions:
Dividends from investment
income—net	(.25)	(.50)	(.41)	(.44)	(.56)	(.64)
Dividends from net realized
gain on investments	—	(.04)	(.05)	—	—	—
Total Distributions	(.25)	(.54)	(.46)	(.44)	(.56)	(.64)
Net asset value, end of period	10.93	10.93	10.89	10.74	10.36	10.28

Total Return (%)	2.32[d]	5.43	5.78	8.14	6.24	9.92

34

	Six Months Ended
	June 30, 2005		Year Ended December 31,

Class R Shares	(Unaudited)	2004[a]	2003	2002	2001[b]	2000

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.70[e]	.70	.70	.70	.70	.70
Ratio of net investment income
to average net assets	3.87[e]	3.61	3.70	3.88	5.34	6.41
Portfolio Turnover Rate	167.62[d,f]	315.33[f]	469.41[f]	524.46	477.71	531.86

Net Assets, end of period
($ X 1,000)	1,858	1,926	2,202	3,387	3,595	4,813

[a]	As of January 1, 2004, the fund has adopted the method of accounting for interim payments on swap contracts in
	accordance with Financial Accounting Standards Board Statement No. 133.These interim payments are reflected
	within net realized and unrealized gain (loss) on swap contracts, however, prior to January 1, 2004, these interim
	payments were reflected within interest income/expense in the Statement of Operations.The effect of these changes for
	the fiscal year ended December 31, 2004, was to decrease net investment income per share by $.02, increase net
	realized and unrealized gain (loss) on investments per share by $.02 and decrease the ratio of net investment income
	to average net assets from 3.74% to 3.61%.
[b]	As required, effective January 1, 2001, the fund has adopted the provisions of the AICPA Audit and Accounting
	Guide for Investment Companies and began accreting discount or amortizing premium on fixed income securities on a
	scientific basis and including paydown gains and losses in interest income.The effect of this change for the period
	ended December 31, 2001 was to decrease net investment income per share by $.01, increase net realized and
	unrealized gain (loss) on investments per share by $.01 and decrease the ratio of net investment income to average net
	assets from 5.49% to 5.34%. Per share data and ratios/supplemental data for periods prior to January 1, 2001
	have not been restated to reflect this change in presentation.
[c]	Based on average shares outstanding at each month end.
[d] Not annualized.
[e] Annualized.
[f]	The portfolio turnover rates excluding mortgage dollar roll transactions for the period ended June 30, 2005 and the
	years ended December 31, 2004 and December 31, 2003 were 103.84%, 189.68% and 272.57%, respectively.
See notes to financial statements.

The Fund 35

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Premier Managed Income Fund (the “fund”) is a separate diversified series of The Dreyfus/Laurel Funds Trust (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “Act"), as an open-end management investment company and operates as a series company currently offering three series, including the fund. The fund’s investment objective is to seek high current income consistent with what is believed to be prudent risk of capital primarily through investments in investment-grade corporate and U.S. Government obligations which primarily have maturities of 10 years or less. The Dreyfus Corporation (the “Manager” or “Dreyfus”) serves as the fund’s investment manager. The Manager is a wholly-owned subsidiary of Mellon Financial Corporation (“Mellon Financial”).

Dreyfus Service Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares. The fund is authorized to issue an unlimited number of shares of Beneficial Interest in the following classes of shares: Class A, Class B, Class C and Class R. Class A, Class B and Class C shares are sold primarily to retail investors through financial intermediaries and bear a distribution fee and/or service fee. Class A shares are sold with a front-end sales charge, while Class B and Class C shares are subject to a contingent deferred sales charge (“CDSC”). Class B shares automatically convert to Class A shares after six years. Class R shares are sold primarily to bank trust departments and other financial service providers (including Mellon Bank and its affiliates) acting on behalf of customers having a qualified trust or investment account or relationship at such institution, and bear no distribution fee or service fee. Class R shares are offered without a front-end sales charge or CDSC. Each class of shares has identical rights and privileges, except with respect to distribution fees and voting rights on matters affecting a single class. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

36

The fund’s financial statements are prepared in accordance with U.S. generally accepted accounting principles, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

(a) Portfolio valuation: Investments in securities (excluding short-term investments (other than U.S. Treasury Bills), financial futures, options, swaps and forward currency exchange contracts) are valued each business day by an independent pricing service (the “Service”) approved by the Board of Trustees. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are valued as determined by the Service, based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Securities for which there are no such valuations are valued at fair value as determined in good faith under the direction of the Board of Trustees. Restricted securities, as well as securities or other assets for which recent market quotations are not readily available and are not valued by a pricing service approved by the Board of Trustees, or are determined by the fund not to reflect accurately fair value (such as when an event occurs after the close of the exchange on which the security is principally traded and that is determined by the fund to have changed the value of the security), are valued at fair value as determined in good faith under the direction of the Board of Trustees.The factors that may be considered when fair valuing a security include fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold and public trading in similar securities of the issuer or comparable issuers. Short-term investments, excluding

The Fund 37

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

U.S. Treasury Bills, are carried at amortized cost, which approximates value. Investments in registered investment companies are valued at their net asset value. Financial futures and options, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day. Options traded over-the-counter are priced at the mean between the bid and asked prices. Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange. Forward currency exchange contracts are valued at the forward rate. Swap transactions are valued daily based upon future cash flows and other factors, such as interest rates and underlying securities.

(b) Foreign currency transactions: The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized on securities transactions and the difference between the amount of dividends, interest and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities, resulting from changes in exchange rates. Such gains and losses are included with net realized and unrealized gain or loss on investments.

(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

38

Pursuant to a securities lending agreement with Mellon Bank, N.A., an affiliate of the Manager, the fund may lend securities to qualified institu-tions.At origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan will be maintained at all times. Cash collateral is invested in certain money market mutual funds managed by the Manager. The fund will be entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transac-tion.Although each security loaned is fully collateralized, the fund would bear the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

(d) Affiliated issuers: Investments in other investment companies advised by the Manager are defined as “affiliated” in the Act.

(e) Concentration of Risk: The fund invests primarily in debt securities. Failure of an issuer of the debt securities to make timely interest or principal payments, or a decline or the perception of a decline in the credit quality of a debt security, can cause the debt security’s price to fall, potentially lowering the fund’s share price. In addition the value of debt securities may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment.They may also decline because of factors that affect a particular industry.

(f) Dividends to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gain, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code").To the extent that net realized capital gain can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gain.

The Fund 39

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

(g) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

The fund has an unused capital loss carryover of $7,273,546 available for federal income tax purposes to be applied against future net securities profits, if any, realized subsequent to December 31, 2004. If not applied, $4,432,909 of the carryover expires in fiscal 2007 and $2,840,637 expires in fiscal 2008.

The tax character of distributions paid to shareholders during the fiscal year ended December 31, 2004 was as follows: ordinary income $2,498,672. The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Line of Credit:

The fund participates with other Dreyfus-managed funds in a $350 million redemption credit facility (the “Facility”) to be utilized for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay commitment fees on its pro rata portion of the Facility. Interest is charged to the fund based on prevailing market rates in effect at the time of borrowings. During the period ended June 30, 2005, the fund did not borrow under the Facility.

NOTE 3—Investment Management Fee and Other Transactions With Affiliates:

(a) Pursuant to an Investment Management agreement with the Manager, the Manager provides or arranges for one or more third parties and/or affiliates to provide investment advisory, administrative, custody, fund accounting and transfer agency services to the fund. The Manager also directs the investments of the fund in accordance with its investment objective, policies and limitations. For these services, the fund is contractually obligated to pay the Manager a fee, calculated daily

40

and paid monthly, at the annual rate of .70% of the value of the fund’s average daily net assets. Out of its fee, the Manager pays all of the expenses of the fund except brokerage fees, taxes, interest, commitment fees, Rule 12b-1 distribution fees and expenses, service fees, fees and expenses of non-interested Trustees (including counsel fees) and extraordinary expenses. In addition, the Manager is required to reduce its fee in an amount equal to the fund’s allocable portion of fees and expenses of the non-interested Trustees (including counsel fees). Each Trustee receives $40,000 per year, plus $5,000 for each joint Board meeting of The Dreyfus/Laurel Funds, Inc., The Dreyfus/Laurel Tax-Free Municipal Funds, and the Trust (the “Dreyfus/Laurel Funds”) attended, $2,000 for separate committee meetings attended which are not held in conjunction with a regularly scheduled board meeting and $500 for Board meetings and separate committee meetings attended that are conducted by telephone and is reimbursed for travel and out-of-pocket expenses. The Chairman of the Board receives an additional 25% of such compensation (with the exception of reimbursable amounts). These fees pertain to the Dreyfus/Laurel Funds and are charged and allocated to each series based on net assets. In the event that there is a joint committee meeting of the Dreyfus/Laurel Funds and the Dreyfus High Yield Strategies Fund, the $2,000 fee will be allocated between the Dreyfus/Laurel Funds and the Dreyfus High Yield Strategies Fund. Amounts required to be paid by the Trust directly to the non-interested Trustees, that would be applied to offset a portion of the management fee payable to the Manager, are in fact paid directly by the Manager to the non-interested Trustees.

During the period ended June 30, 2005, the Distributor retained $4,106 from commissions earned on sales of the fund’s Class A shares and $7,780 and $1 from contingent deferred sales charges on redemptions on the fund’s Class B and Class C shares, respectively.

(b) Under separate Distribution Plans (the “Plans”) adopted pursuant to Rule 12b-1 under the Act, Class A shares pay annually up to .25% of the value of the average daily net assets to compensate the Distributor for

The Fund 41

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

shareholder servicing activities and expenses primarily intended to result in the sale of Class A shares. Class B and Class C shares may pay the Distributor for distributing their shares at an aggregate annual rate of .75% of the value of the average daily net assets of Class B and Class C shares. Class B and Class C shares are also subject to a service plan adopted pursuant to Rule 12b-1 (the “Service Plan"),under which Class B and Class C shares pay the Distributor for providing certain services to the holders of their shares a fee at the annual rate of .25% of the value of the average daily net assets of Class B and Class C shares. During the period ended June 30, 2005, Class A, Class B and Class C shares were charged $53,563, $20,830 and $6,086, respectively, pursuant to their respective Plans. Class B and Class C shares were charged $6,943 and $2,029, respectively, pursuant to the Service Plan.

Under its terms, the Plans and Service Plan shall remain in effect from year to year, provided such continuance is approved annually by a vote of majority of those Trustees who are not “interested persons” of the Trust and who have no direct or indirect financial interest in the operation of or in any agreement related to the Plans or Service Plan.

The components of Due to The Dreyfus Corporation and affiliates in the Statement of Assets and Liabilities consist of: management fees $29,101, Rule 12b-1 distribution plan fees $12,985 and shareholder services plan fees $1,352.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales (including paydowns) of investment securities, excluding short-term securities, forward currency exchange contracts, futures, options and swap transactions during the period ended June 30, 2005, amounted to $98,458,433 and $100,079,062, respectively, of which $37,482,741 in purchases and $37,545,986 in sales were from mortgage dollar roll transactions.

A mortgage dollar roll transaction involves a sale by the fund of mortgage related securities that it holds with an agreement by the fund to repurchase similar securities at an agreed upon price and date. The securities purchased will bear the same interest rate as those sold, but

42

generally will be collateralized by pools of mortgages with different prepayment histories than those securities sold.

The fund may purchase and write (sell) call/put options in order to gain exposure to or protect against change in the market.

As a writer of call options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instruments underlying the options. Generally, the fund would incur a gain, to the extent of the premium, if the price of the underlying financial instrument decreases between the date the option is written and the date on which the option is terminated. Generally, the fund would realize a loss, if the price of the financial instrument increases between those dates.

As a writer of put options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instruments underlying the options. Generally, the fund would incur a gain, to the extent of the premium, if the price of the underlying financial instrument increases between the date the option is written and the date on which the option is terminated. Generally, the fund would realize a loss, if the price of the financial instrument decreases between those dates.

In addition, the following table summarizes the fund’s call/put options written during the period ended June 30, 2005:

	Face Amount		Options Terminated

	Covered by	Premiums		Net Realized
Options Written:	Contracts ($)	Received ($)	Cost ($)	Gain/(Loss) ($)

Contracts outstanding
December 31, 2004	2,180,000	15,498	—	—
Contracts written	9,990,000	45,952
Contracts Terminated;
Closed	2,130,000	11,482	29,287	(17,805)
Expired	3,330,000	23,315	—	23,315
Total Contracts
Terminated	5,460,000	34,797	—	5,510
Contracts outstanding
June 30, 2004	6,710,000	26,653

The Fund 43

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The fund may invest in financial futures contracts in order to gain exposure to or protect against changes in the market. The fund is exposed to market risk as a result of changes in the value of the underlying financial instruments. Investments in financial futures require the fund to “mark to market” on a daily basis, which reflects the change in the market value of the contracts at the close of each day’s trading. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses.When the contracts are closed, the fund recognizes a realized gain or loss.These investments require initial margin deposits with a broker.The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Contracts open at June 30, 2005 are set forth in the Statement of Financial Futures.

The fund enters into forward currency exchange contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings and to settle foreign currency transactions. When executing forward currency exchange contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future.With respect to sales of forward currency exchange contracts, the fund would incur a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed.The fund realizes a gain if the value of the contract decreases between those dates.With respect to purchases of forward currency exchange contracts, the fund would incur a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed.The fund realizes a gain if the value of the contract increases between those dates. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward currency exchange contracts which is typically limited to

44

the unrealized gain on each open contract. The following summarizes open forward currency exchange contracts at June 30, 2005:

	Foreign			Unrealized
Forward Currency	Currency			Appreciation/
Exchange Contracts	Amounts	Proceeds ($)	Value ($)	(Depreciation) ($)

Sales:
Australian Dollars,
expiring 9/21/2005	1,080,000	818,640	817,236	1,404
Euro,
expiring 9/21/2005	80,000	97,251	97,080	171
Euro,
expiring 9/21/2005	902,500	1,090,721	1,095,184	(4,462)
Swiss Franc,
expiring 9/21/2005	490,000	388,873	384,585	4,288
Total				1,401

The fund may enter into swap agreements to exchange the interest rate on, or return generated by, one nominal instrument for the return generated by another nominal instrument.

As of January 1, 2004, the fund has adopted the method of accounting for interim payments on swap contracts in accordance with Financial Accounting Standards Board Statement No. 133.The fund accrues for the interim payments on swap contracts on a daily basis, with the net amount recorded within unrealized appreciation (depreciation) of swap contracts in the Statement of Assets and Liabilities. Once the interim payments are settled in cash, the net amount is recorded as realized gain (loss) on swaps, in addition to realized gain (loss) recorded upon the termination of swaps contracts in the Statement of Operations. Prior to January 1, 2004, these interim payments were reflected within interest income in the Statement of Operations. Fluctuations in the value of swap contracts are recorded as a component of net change in unrealized appreciation (depreciation) on investments.

The Fund 45

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The fund may enter into interest rate swaps which involve the exchange of commitments to pay and receive interest based on a notional principal amount.The following summarizes interest rate swaps entered into by the fund at June 30, 2005:

		Unrealized
		Appreciation/
Notional Amount ($)	Description	(Depreciation) ($)

269,000	Interest Rate Swap Agreement with	105
	Lehman Brothers terminating
	November 18, 2009 to pay 3 month
LIBOR and receive a fixed rate of 3.97%
270,000	Interest Rate Swap Agreement with	855
	Lehman Brothers terminating
	December 2, 2009 to pay 1 month
LIBOR and receive a fixed rate of 4.097%
135,000	Interest Rate Swap Agreement with	(634)
	Lehman Brothers terminating
	December 13, 2009 to pay 1 month
LIBOR and receive a fixed rate of 3.9175%
2,566,000	Interest Rate Swap Agreement with	13,667
	Merrill Lynch terminating
	May 13, 2008 to pay 3 month
LIBOR and receive a fixed rate of 4.1725%
2,566,000	Interest Rate Swap Agreement with	(70,092)
	Merrill Lynch terminating
	May 13, 2015 to receive 3 month
	LIBOR and pay a fixed rate of 4.6425%
Total		(56,099)

Credit default swaps involve commitments to pay or receive a fixed interest rate in exchange for payment if a credit event affecting a third party (the referenced company) occurs. Credit events may include a failure to pay interest or principal, bankruptcy, or restructuring. For those credit default swaps in which the fund is receiving a fixed rate, the fund is providing credits protection on the underlying instrument. The maximum payouts for these contracts are limited to the notional

46

amountt of each swap.The following summarizes open credit default swap agreements at June 30, 2005:

		Unrealized
		Appreciation/
Notional Amount ($)	Description	(Depreciation) ($)

177,000	Agreement with Bear Stearns	(1,729)
	terminating June 20, 2010 to pay
	a fixed rate of .52% and receive the
	notional amount as a result of interest
payment default totaling $1,000,000 or
principal payment default of $10,000,000
	on Alcoa, 6.5%, 6/1/2011
80,000	Agreement with Bear Stearns	(400)
	terminating June 20, 2010 to pay
	a fixed rate of .415% and receive the
	notional amount as a result of interest
	payment default totaling $1,000,000
or principal payment default of $10,000,000
	on Alcoa, 6%, 1/15/2012
198,000	Agreement with Bear Stearns	596
	terminating June 20, 2010 to
	receive a fixed rate of 1.2% and pay
the notional amount as a result of interest
	payment default totaling $1,000,000
or principal payment default of $10,000,000
	on Altria, 7%, 11/4/2013
257,000	Agreement with Morgan Stanley	598
	terminating May 20, 2006 to receive
	a fixed rate of 2% and pay the notional
	amount as a result of interest payment
default totaling $1,000,000 or principal payment
	default of $10,000,000 on Republic of
	Argentina, 3.01%, 8/3/2012
257,000	Agreement with Bear Stearns	1,343
	terminating June 20, 2008 to receive
a fixed rate of 2.7% and pay the notional
	amount as a result of interest payment
default totaling $1,000,000 or principal payment
	default of $10,000,000 on Republic
	of Argentina, 8.28%, 12/31/2033

The Fund 47

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

		Unrealized
		Appreciation/
Notional Amount ($)	Description	(Depreciation) ($)

127,000	Agreement with Lehman Brothers	(4,842)
	terminating September 20, 2009
	to pay a fixed rate of 4.8% and receive
	the notional amount as a result of
	interest payment default totaling
$1,000,000 or principal payment default of
$10,000,000 on Bombardier, 6.75%, 5/1/2012
122,000	Agreement with Bear Stearns	(260)
	terminating June 20, 2010 to receive
a fixed rate of .27% and pay the notional
	amount as a result of interest payment
default totaling $1,000,000 or principal
	payment default of $10,000,000 on
	Berkshire Hathaway Finance,
	4.125%, 1/15/2010
182,000	Agreement with Bear Stearns	107
	terminating June 20, 2010 to receive a
	fixed rate of .33% and pay the notional
	amount as a result of interest
	payment default totaling $1,000,000
	or principal payment default of
	$10,000,000 on Berkshire Hathaway
	Finance, 4.625%, 10/15/2013
208,000	Agreement with Deutsche Bank	(403)
	terminating June 20, 2010 to receive
a fixed rate of .28% and pay the notional
	amount as a result of interest
	payment default totaling $1,000,000
	orprincipal payment default of
	$10,000,000 on Berkshire Hathaway
	Finance, 4.625%, 10/15/2013
230,000	Agreement with Morgan Stanley	(3,150)
	terminating June 20, 2010 to pay a
fixed rate of .685% and receive the notional
	amount as a result of interest payment
default totaling $1,000,000 or principal
	payment default of $10,000,000 on
	Dow Jones CDX.NA.IG.4
240,000	Agreement with Citigroup	(3,073)
	terminating June 20, 2010 to pay
	a fixed rate of .685% and receive the
	notional amount as a result of interest
payment default totaling $1,000,000 or
principal payment default of $10,000,000
	on Dow Jones CDX.NA.IG.4

48

		Unrealized
		Appreciation/
Notional Amount ($)	Description	(Depreciation) ($)

355,000	Agreement with Citigroup	(4,865)
	terminating June 20, 2010 to pay
	a fixed rate of .705% and receive the
	notional amount as a result of interest
payment default totaling $1,000,000 or
	principal payment default of
$10,000,000 on Dow Jones CDX.NA.IG.4
257,000	Agreement with Bear Stearns	(59)
	terminating June 20, 2010 to pay
	a fixed rate of .31% and receive the
	notional amount as a result of interest
payment default totaling $1,000,000 or
principal payment default of $10,000,000
	on ConocoPhillips, 4.75%, 10/15/2012
135,000	Agreement with Lehman Brothers	(502)
terminating December 20, 2009 to receive
a fixed rate of .445% and pay the notional
	amount as a result of interest payment
default totaling $1,000,000 or principal
	payment default of $10,000,000 on
Countrywide Home Loans, 5.625%, 7/15/2009
256,000	Agreement with Citigroup	2,964
	terminating June 20, 2008 to receive
	a fixed rate of 4% and pay the notional
	amount as a result of interest payment
default totaling $1,000,000 or principal
	payment default of $10,000,000 on
	Ford Motor Credit, 7%, 10/1/2013
176,000	Agreement with Citigroup	(2,534)
	terminating June 20, 2010 to pay
a fixed rate of 4.5% and receive the notional
	amount as a result of interest payment
default totaling $1,000,000 or principal
	payment default of $10,000,000 on
	Ford Motor Credit, 7%, 10/1/2013
128,000	Agreement with Bear Stearns	1,461
	terminating June 20, 2006 to receive
a fixed rate of 2.9% and pay the notional
	amount as a result of interest payment
default totaling $1,000,000 or principal
	payment default of $10,000,000 on
	GMAC, 6.875%, 8/28/2012

The Fund 49

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

		Unrealized
		Appreciation/
Notional Amount ($)	Description	(Depreciation) ($)

51,000	Agreement with Morgan Stanley	1,316
	terminating June 20, 2006 to receive a
fixed rate of 4.15% and pay the notional
	amount as a result of interest payment
default totaling $1,000,000 or principal
	payment default of $10,000,000 on
	GMAC, 6.875%, 8/28/2012
270,000	Agreement with Bear Stearns	337
	terminating December 20, 2014 to pay
a fixed rate of .18% and receive the notional
	amount as a result of interest payment
	default totaling $1,000,000 or
principal payment default of $10,000,000 on
	HSBC Bank, 5%, 4/12/2006
257,000	Agreement with Morgan Stanley	(817)
	terminating June 20, 2010 to receive
a fixed rate of .78% and pay the notional
	amount as a result of interest payment
	default totaling $1,000,000 orprincipal
	payment default of $10,000,000 on
	MBIA, 6.625%, 10/1/2028
341,000	Agreement with Citigroup	(3,023)
	terminating June 20, 2015 to pay a
fixed rate of .62% and receive the notional
	amountas a result of interest payment
default totaling $1,000,000 or principal
	payment default of $10,000,000 on
	Morgan Stanley, 6.6%, 4/1/2012
269,000	Agreement with Lehman Brothers	(943)
terminating December 20, 2009 to receive
a fixed rate of .47% and pay the notional
	amount as a result of interest payment
default totaling $1,000,000 or principal
	payment default of $10,000,000 on
	News America, 4.75%, 3/15/2010
120,000	Agreement with Bear Stearns	(560)
	terminating June 20, 2010 to pay a
fixed rate of .4% and receive the notional
	amount as a result of interest payment
default totaling $1,000,000 or principal
	payment default of $10,000,000 on
	Nucor, 4.875%, 10/1/2012
122,000	Agreement with J.P. Morgan Chase & Co.	426
	terminating June 20, 2010 to pay a
fixed rate of .3% and receive the notional
	amount as a result of interest payment
default totaling $1,000,000 or principal
	payment default of $10,000,000 on
	St. Paul Travelers, 8.125%, 4/15/2010

50

		Unrealized
		Appreciation/
Notional Amount ($)	Description	(Depreciation) ($)

208,000	Agreement with Deutsche Bank	463
	terminating June 20, 2010 to pay a
fixed rate of .31% and receive the notional
	amount as a result of interest payment
default totaling $1,000,000 or principal
	payment default of $10,000,000 on
St. Paul Travelers, 6.38%, 12/15/2008
182,000	Agreement with Bear Stearns	136
	terminating June 20, 2010 to pay a
fixed rate of .37% and receive the notional
	amount as a result of interest payment
default totaling $1,000,000 or principal
	payment default of $10,000,000 on
	St. Paul Travelers, 5%, 3/15/2013
269,000	Agreement with Lehman Brothers	(1,066)
terminating December 20, 2009 to receive
a fixed rate of .35% and pay the notional
	amount as a result of interest payment
default totaling $1,000,000 or principal
	payment default of $10,000,000 on
	Tyco International, 2.75%, 1/15/2018
270,000	Agreement with Bear Stearns	(3,648)
terminating December 20, 2014 to receive
a fixed rate of .53% and pay the notional
	amount as a result of interest payment
default totaling $1,000,000 or principal
	payment default of $10,000,000 on
	Washington Mutual, 4%, 1/15/2009
124,000	Agreement with Citigroup	(2,520)
terminating March 20, 2015 to receive a
	fixed rate of .53% and pay the notional
	amount as a result of interest payment
default totaling $1,000,000 or principal
	payment default of $10,000,000 on
	Washington Mutual, 4%, 1/15/2009
Total		(24,647)

Risks may arise upon entering into these agreements from the potential inability of the counterparties to meet the terms of the agreement and are generally limited to the amount of net payments to be received, if any, at the date of default.

At June 30, 2005, accumulated net unrealized appreciation on investments was $534,541, consisting of $892,741 gross unrealized appreciation and $358,200 gross unrealized depreciation.

The Fund 51

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

At June 30, 2005, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTE 5—Legal Matters:

In early 2004, two purported class and derivative actions were filed against Mellon Financial, Mellon Bank, N.A., Dreyfus, Founders Asset Management LLC, and certain directors of the Dreyfus Funds and the Dreyfus Founders Funds (together, the “Funds”) in the United States District Court for the Western District of Pennsylvania. In September 2004, plaintiffs served a Consolidated Amended Complaint (the “Amended Complaint”) on behalf of a purported class of all persons who acquired interests in any of the Funds between January 30, 1999 and November 17, 2003, and derivatively on behalf of the Funds.The Amended Complaint in the newly styled In re Dreyfus Mutual Funds Fee Litigation also named the Distributor, Premier Mutual Fund Services, Inc. and two additional Fund directors as defendants and alleges violations of the Investment Company Act of 1940, the Investment Advisers Act of 1940, the Pennsylvania Unfair Trade Practices and Consumer Protection Law and common-law claims. Plaintiffs seek to recover allegedly improper and excessive Rule 12b-1 and advisory fees allegedly charged to the Funds for marketing and distribution services. More specifically, plaintiffs claim, among other things, that 12b-1 fees and directed brokerage were improperly used to pay brokers to recommend the Funds over other funds, and that such payments were not disclosed to investors. In addition, plaintiffs assert that economies of scale and soft-dollar benefits were not passed on to the Funds. Plaintiffs further allege that 12b-1 fees were improperly charged to certain of the Funds that were closed to new investors.The Amended Complaint seeks compensatory and punitive damages, rescission of the advisory contracts, and an accounting and restitution of any unlawful fees, as well as an award of attorneys’ fees and litigation expenses. As noted, some of the claims in this litigation are asserted

52

derivatively on behalf of the Funds that have been named as nominal defendants. With respect to such derivative claims, no relief is sought against the Funds. Dreyfus believes the allegations to be totally without merit and intends to defend the action vigorously. In November 2004, all named defendants moved to dismiss the Amended Complaint in whole or substantial part. Briefing was completed in May 2005.

Additional lawsuits arising out of these circumstances and presenting similar allegations and requests for relief may be filed against the defendants in the future. Neither Dreyfus nor the Funds believe that any of the pending actions will have a material adverse effect on the Funds or Dreyfus’ ability to perform its contract with the Funds.

The Fund 53

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND’S INVESTMENT MANAGEMENT AGREEMENT (Unaudited)

At separate meetings of the Trust’s Board of Trustees held on March 29-30, 2005, the Board considered the re-approval for another one year term of the fund’s Investment Management Agreement (“Management Agreement”), pursuant to which the Manager provides the fund with investment advisory and administrative services. The Board members who are not “interested persons” (as defined in the Act (the “Independent Trustees”)) of the Trust were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of the Manager.

Analysis of Nature, Extent and Quality of Services Provided to the Fund. The Board members received a presentation from representatives of the Manager regarding services provided to the fund and other funds in the Dreyfus complex, and discussed the nature, extent and quality of the services provided to the fund pursuant to its Management Agreement.The Manager’s representatives reviewed the fund’s distribution of accounts and the relationships the Manager has with various intermediaries and the different needs of each. The Manager’s representatives noted the diversity of distribution of the fund as well as among the funds in the Dreyfus complex, and the Manager’s corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each of the fund’s distribution channels. The Board also reviewed the number of shareholder accounts in the fund, as well as the fund’s asset size.

The Board members also considered the Manager’s research and portfolio management capabilities and that the Manager also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board members also considered the Manager’s extensive administrative, accounting and compliance infrastructure.

Comparative Analysis of the Fund’s Performance, Management Fee and Expense Ratio. The Board members reviewed the fund’s performance, management fee and expense ratios and placed significant emphasis on comparisons to a group of comparable funds and Lipper averages, and discussed the results of the comparisons.The Board members consid-

54

ered that the fund’s total return performance was higher than the comparison group and Lipper category averages for the one-, three- and five-year periods, higher than the comparison group average for the ten-year period and lower than the Lipper category average for the ten-year period.They also considered that the fund’s income rankings were higher than the comparison group and Lipper category averages for the one- and ten-year periods and lower than the comparison group and Lipper category averages for the three- and five-year periods.

The Board members reviewed the range of management fees and expense ratios in the comparison group and the expense ratio averages of the comparison group and Lipper category. Noting the fund’s “unitary fee” structure, they considered that the fund’s expense ratio was slightly higher than the comparison group average and slightly below the Lipper category average.

Representatives of the Manager reviewed with the Board members the fees paid to the Manager or its affiliates by mutual funds managed by the Manager or its affiliates (the “Similar Funds”) and by separate accounts, with similar investment objectives, policies and strategies as the fund (“Separate Accounts” and, collectively with the Similar Funds, the “Similar Accounts”) and explained the nature of each Similar Account and the differences, from the Manager’s perspective, in managing and providing other services to the Similar Accounts as compared to managing and providing other services to the fund.The Manager’s representatives also reviewed the costs associated with distribution through intermediaries. The Board analyzed differences in fees paid to the Manager and discussed the relationship of the fees paid in light of the Manager’s performance and the services provided. Noting the fund’s “unitary fee” structure, the Board members concluded that the Similar Funds had expense ratios that were both higher and lower that the fund’s expense ratio and the Separate Accounts had advisory fees that were lower than the fund’s management fee. A representative of the Manager stated that certain Similar Accounts have lower fees as a result of historical pricing arrangements and one Similar Account was a mutual fund that were sub-advised but not adminis-

The Fund 55

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND ’ S INVESTMENT MANAGEMENT AGREEMENT (Unaudited) (continued)

tered by an affiliate of the Manager. The Board members considered the relevance of the fee information provided for the Separate Accounts to evaluate the appropriateness and reasonableness of the fund’s management fee. The Board acknowledged that differences in fees paid by the Separate Accounts seemed to be consistent with the management and other services provided.

Analysis of Profitability and Economies of Scale. The Manager’s representatives reviewed the dollar amount of expenses allocated to, and profit received by, the Manager and the method used to determine such expenses and profit. The Board received and considered information prepared by an independent consulting firm regarding the Manager’s approach to allocating costs to and determining the profitability of individual funds and the entire mutual fund complex of the Manager. The consulting firm also analyzed where any economies of scale might emerge as assets grow. The Board members evaluated the analysis in light of the relevant circumstances for the fund, including the extent to which economies of scale would be realized as the fund grows and whether fee levels reflect these economies of scale for the benefit of fund investors. The Board members also considered potential benefits to the Manager from acting as investment adviser and noted the soft dollar arrangements with respect to trading the fund’s portfolio.

It was noted that the Board members should consider the Manager’s profitability with respect to the fund as part of their evaluation of whether the fee under the Management Agreement bears a reasonable relationship to the mix of services provided by the Manager, including the nature, extent and quality of such services and that a discussion of economies of scale is predicated on increasing assets and that, if the fund’s assets had not been increasing, the possibility that the Manager may have realized any economies of scale would be less. It also was noted that the profitability percentage for managing the fund was within ranges determined by appropriate court cases to be reasonable given the services rendered and given the fund’s overall performance and generally superior service levels provided.

56

At the conclusion of these discussions, each of the Independent Trustees expressed the opinion that he or she had been furnished with sufficient information to make an informed business decision with respect to continuation of the fund’s Management Agreement. Based on the discussions and considerations as described above, the Board made the following conclusions and determinations.

  The Board concluded that the nature, extent and quality of the ser- vices provided by the Manager are adequate and appropriate.
  The Board was generally satisfied with the fund’s performance.
  The Board concluded that the fee paid to the Manager by the fund was reasonable in light of comparative performance and expense and advisory fee information, costs of the services provided and profits to be realized and benefits derived or to be derived by the Manager from its relationship with the fund.
  The Board determined that, to the extent that material economies of scale had not been shared with the fund, the Board would seek to do so.

The Board members considered these conclusions and determinations, along with information received on a routine and regular basis throughout the year, and, without any one factor being dispositive, the Board determined that re-approval of the fund’s Management Agreement was in the best interests of the fund and its shareholders.

The Fund 57

For More	Information

Dreyfus Premier	Transfer Agent &
Managed Income Fund	Dividend Disbursing Agent
200 Park Avenue
Dreyfus Transfer, Inc.
New York, NY 10166
200 Park Avenue
Manager	New York, NY 10166
The Dreyfus Corporation	Distributor
200 Park Avenue
Dreyfus Service Corporation
New York, NY 10166
200 Park Avenue
Custodian	New York, NY 10166
Mellon Bank, N.A.
One Mellon Bank Center
Pittsburgh, PA 15258

Telephone Call your financial representative or 1-800-554-4611

Mail	The Dreyfus Premier Family of Funds
144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the fund voted these proxies for the 12-month period ended June 30, 2005, is available at http://www.dreyfus.com and on the SEC’s website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-645-6561.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

The Registrant has a Nominating Committee (the "Committee"), which is responsible for selecting and nominating persons for election or appointment by the Registrant's Board as Board members. The Committee has adopted a Nominating Committee Charter (the "Charter"). Pursuant to the Charter, the Committee will consider recommendations for nominees from shareholders submitted to the Secretary of the Registrant, c/o The Dreyfus Corporation Legal Department, 200 Park Avenue, 8th Floor East, New York, New York 10166. A nomination submission must include information regarding the recommended nominee as specified in the Charter. This information includes all information relating to a recommended nominee that is required to be disclosed in solicitations or proxy statements for the election of Board members, as well as information sufficient to evaluate the factors to be considered by the Committee, including character and integrity, business and professional experience, and whether the person has the ability to apply sound and independent business judgment and would act in the interests of the Registrant and its shareholders.

Nomination submissions are required to be accompanied by a written consent of the individual to stand for election if nominated by the Board and to serve if elected by the shareholders, and such additional information must be provided regarding the recommended nominee as reasonably requested by the Committee.

Item 11. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3) Not applicable.

(b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Dreyfus/Laurel Funds Trust

By:	/s/ Stephen E. Canter
Stephen E. Canter
President

Date:	August 30, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Stephen E. Canter
Stephen E. Canter
Chief Executive Officer

Date:	August 30, 2005

By:	/s/ James Windels
James Windels
Chief Financial Officer

Date:	August 30, 2005

EXHIBIT INDEX

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)

(b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940. (EX-99.906CERT)